Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	RICOY
Entity Registrant Name	RICOH CO LTD
Entity Central Index Key	0000317891
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	725,081,018

Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Current assets:
Cash and cash equivalents	$ 1,905,000	¥ 156,210,000	¥ 172,221,000
Time deposits	30,012	2,461,000	2,010,000
Trade receivables:
Notes	535,622	43,921,000	46,350,000
Accounts	5,361,866	439,673,000	419,471,000
Less - Allowance for doubtful receivables	(199,756)	(16,380,000)	(16,764,000)
Current maturities of long-term finance receivables, net	2,679,463	219,716,000	208,675,000
Inventories:
Finished goods	1,233,720	101,165,000	85,842,000
Work in process and raw materials	1,144,439	93,844,000	86,041,000
Deferred income taxes and other	803,610	65,896,000	64,004,000
Total current assets	13,493,976	1,106,506,000	1,067,850,000
Property, plant and equipment, at cost:
Land	559,671	45,893,000	44,444,000
Buildings	3,241,988	265,843,000	262,526,000
Machinery and equipment	8,042,719	659,503,000	737,373,000
Construction in progress	116,780	9,576,000	5,392,000
Total	11,961,158	980,815,000	1,049,735,000
Less - accumulated depreciation and amortization	(8,686,439)	(712,288,000)	(784,917,000)
Net property, plant and equipment	3,274,719	268,527,000	264,818,000
Investments and other assets:
Long-term finance receivables, net	5,707,366	468,004,000	445,783,000
Investment securities	554,512	45,470,000	48,909,000
Investments in and advances to affiliates	5,415	444,000	213,000
Goodwill	2,381,110	195,251,000	221,092,000
Other intangible assets	1,377,000	112,914,000	130,063,000
Lease deposits and other	1,124,902	92,242,000	76,836,000
Total investments and other assets	11,150,305	914,325,000	922,896,000
Total assets	27,919,000	2,289,358,000	2,255,564,000
Current liabilities:
Short-term borrowings	1,356,976	111,272,000	39,095,000
Current maturities of long-term indebtedness	1,282,439	105,160,000	111,106,000
Trade payables:
Notes	140,890	11,553,000	12,216,000
Accounts	2,934,829	240,656,000	235,190,000
Accrued income taxes	164,000	13,448,000	13,393,000
Accrued expenses and other	2,328,476	190,935,000	198,464,000
Total current liabilities	8,207,610	673,024,000	609,464,000
Long-term liabilities:
Long-term indebtedness, less current maturities	6,407,744	525,435,000	479,423,000
Accrued pension and severance costs	2,009,231	164,757,000	140,840,000
Deferred income taxes and other	574,683	47,124,000	47,707,000
Total long-term liabilities	8,991,658	737,316,000	667,970,000
Commitments and contingent liabilities
Ricoh Company, Ltd. shareholders' equity:
Common stock; Authorized - 1,500,000,000 shares in 2011 and 2012 Issued and outstanding - 744,912,078 shares and 725,502,668 shares in 2011 and 744,912,078 shares and 725,081,018 shares in 2012	1,650,780	135,364,000	135,364,000
Additional paid-in capital	2,269,305	186,083,000	186,083,000
Retained earnings	9,055,476	742,549,000	811,082,000
Accumulated other comprehensive loss	(2,489,939)	(204,175,000)	(170,448,000)
Treasury stock at cost; 19,409,410 shares in 2011 and 19,831,060 shares in 2012	(452,646)	(37,117,000)	(36,838,000)
Total Ricoh Company, Ltd. shareholders' equity	10,032,976	822,704,000	925,243,000
Noncontrolling interests	686,756	56,314,000	52,887,000
Total equity	10,719,732	879,018,000	978,130,000
Total liabilities and equity	$ 27,919,000	¥ 2,289,358,000	¥ 2,255,564,000

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	744,912,078	744,912,078
Common stock, shares outstanding	725,081,018	725,502,668
Treasury stock, shares	19,831,060	19,409,410

Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net sales:
Products	$ 10,687,793	¥ 876,399,000	¥ 935,280,000	¥ 964,974,000
Post sales and rentals	11,229,597	920,827,000	901,402,000	951,740,000
Other revenue	1,295,744	106,251,000	104,654,000	99,097,000
Total	23,213,134	1,903,477,000	1,941,336,000	2,015,811,000
Cost of sales:
Products	7,639,341	626,426,000	647,155,000	681,863,000
Post sales and rentals	5,469,244	448,478,000	427,796,000	434,182,000
Other revenue	926,232	75,951,000	77,444,000	78,227,000
Total	14,034,817	1,150,855,000	1,152,395,000	1,194,272,000
Gross profit	9,178,317	752,622,000	788,941,000	821,539,000
Selling, general and administrative expenses	8,579,402	703,511,000	729,220,000	753,285,000
Restructuring charges	367,915	30,169,000	885,000
Loss on impairment of goodwill	335,256	27,491,000
Loss on impairment of long-lived assets	116,085	9,519,000	765,000	2,353,000
Operating income (loss)	(220,341)	(18,068,000)	58,071,000	65,901,000
Other (income) expenses:
Interest and dividend income	(38,159)	(3,129,000)	(2,985,000)	(3,471,000)
Interest expense	85,110	6,979,000	8,528,000	8,139,000
Foreign currency exchange loss, net	53,110	4,355,000	5,956,000	5,159,000
Loss on impairment of securities	61,122	5,012,000	1,844,000	169,000
Other, net	7,951	652,000	559,000	(1,177,000)
Total	169,134	13,869,000	13,902,000	8,819,000
Income (loss) before income taxes and equity in earnings of affiliates	(389,476)	(31,937,000)	44,169,000	57,082,000
Provision for income taxes:
Current	394,012	32,309,000	21,501,000	27,544,000
Deferred	(293,732)	(24,086,000)	909,000	521,000
Total	100,280	8,223,000	22,410,000	28,065,000
Equity in earnings (losses) of affiliates	476	39,000	(22,000)	6,000
Net income (loss)	(489,280)	(40,121,000)	21,737,000	29,023,000
Net income attributable to noncontrolling interests	54,134	4,439,000	3,107,000	1,979,000
Net income (loss) attributable to Ricoh Company, Ltd.	$ (543,414)	¥ (44,560,000)	¥ 18,630,000	¥ 27,044,000
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	$ (0.75)	¥ (61.42)	¥ 25.68	¥ 37.27
Diluted	$ (0.75)	¥ (61.42)	¥ 25.15	¥ 36.25
Cash dividends paid	$ 0.4	¥ 33	¥ 33	¥ 31.5
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	$ 3.75	¥ (307.1)	¥ 128.4	¥ 186.35
Diluted	$ 3.75	¥ (307.1)	¥ 125.75	¥ 181.25
Cash dividends paid	$ 2.01	¥ 165	¥ 165	¥ 158

Consolidated Statements of Changes in Equity In Thousands, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Total Ricoh Company, Ltd. shareholders' equity USD ($)	Total Ricoh Company, Ltd. shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2009 (Previously Reported)		¥ 1,024,350,000		¥ 135,364,000		¥ 186,083,000		¥ 815,725,000		¥ (125,121,000)		¥ (36,678,000)		¥ 975,373,000		¥ 48,977,000
Beginning Balance (Cumulative effect of a change in accounting period of subsidiaries and a change in accounting principle - adoption of accounting standard for a variable interest entity, net of tax)		(3,039,000)						(3,039,000)						(3,039,000)
Beginning Balance at Mar. 31, 2009		1,021,311,000		135,364,000		186,083,000		812,686,000		(125,121,000)		(36,678,000)		972,334,000		48,977,000
Loss on disposal of treasury stock		(39,000)						(39,000)						(39,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders		(22,858,000)						(22,858,000)						(22,858,000)
Comprehensive income (loss):
Net income (loss)		29,023,000						27,044,000						27,044,000		1,979,000
Net unrealized gains and losses on securities		534,000								524,000				524,000		10,000
Pension liability adjustments		7,031,000								6,966,000				6,966,000		65,000
Net unrealized gains and losses on derivatives		(780,000)								(784,000)				(784,000)		4,000
Foreign currency translation adjustments		(13,749,000)								(13,751,000)				(13,751,000)		2,000
Total comprehensive income (loss)		22,059,000												19,999,000		2,060,000
Net changes in treasury stock		(78,000)										(78,000)		(78,000)
Dividends to noncontrolling interests		(504,000)														(504,000)
Ending balance at Mar. 31, 2010 (Previously Reported)		1,019,891,000		135,364,000		186,083,000		816,833,000		(132,166,000)		(36,756,000)		969,358,000		50,533,000
Ending balance (Cumulative effect of a change in accounting period of subsidiaries and a change in accounting principle - adoption of accounting standard for a variable interest entity, net of tax)		(802,000)						(410,000)						(410,000)		(392,000)
Ending balance at Mar. 31, 2010		1,019,089,000		135,364,000		186,083,000		816,423,000		(132,166,000)		(36,756,000)		968,948,000		50,141,000
Loss on disposal of treasury stock		(28,000)						(28,000)						(28,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders		(23,943,000)						(23,943,000)						(23,943,000)
Comprehensive income (loss):
Net income (loss)		21,737,000						18,630,000						18,630,000		3,107,000
Net unrealized gains and losses on securities		88,000								94,000				94,000		(6,000)
Pension liability adjustments		(165,000)								(158,000)				(158,000)		(7,000)
Net unrealized gains and losses on derivatives		(33,000)								(11,000)				(11,000)		(22,000)
Foreign currency translation adjustments		(37,938,000)								(38,207,000)				(38,207,000)		269,000
Total comprehensive income (loss)		(16,311,000)												(19,652,000)		3,341,000
Net changes in treasury stock		(82,000)										(82,000)		(82,000)
Dividends to noncontrolling interests		(595,000)														(595,000)
Ending balance at Mar. 31, 2011 (Previously Reported)		982,764,000
Ending balance at Mar. 31, 2011	11,928,415	978,130,000	1,650,780	135,364,000	2,269,305	186,083,000	9,891,244	811,082,000	(2,078,634)	(170,448,000)	(449,244)	(36,838,000)	11,283,451	925,243,000	644,964	52,887,000
Loss on disposal of treasury stock	(378)	(31,000)					(378)	(31,000)					(378)	(31,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(291,976)	(23,942,000)					(291,976)	(23,942,000)					(291,976)	(23,942,000)
Comprehensive income (loss):
Net income (loss)	(489,280)	(40,121,000)					(543,414)	(44,560,000)					(543,414)	(44,560,000)	54,134	4,439,000
Net unrealized gains and losses on securities	14,732	1,208,000							14,817	1,215,000			14,817	1,215,000	(85)	(7,000)
Pension liability adjustments	(245,890)	(20,163,000)							(244,939)	(20,085,000)			(244,939)	(20,085,000)	(951)	(78,000)
Net unrealized gains and losses on derivatives	1,012	83,000							183	15,000			183	15,000	829	68,000
Foreign currency translation adjustments	(183,732)	(15,066,000)							(181,366)	(14,872,000)			(181,366)	(14,872,000)	(2,366)	(194,000)
Total comprehensive income (loss)	(903,158)	(74,059,000)											(954,719)	(78,287,000)	51,561	4,228,000
Net changes in treasury stock	(3,402)	(279,000)									(3,402)	(279,000)	(3,402)	(279,000)
Dividends to noncontrolling interests	(7,354)	(603,000)													(7,354)	(603,000)
Equity transactions with noncontrolling interests	(2,415)	(198,000)													(2,415)	(198,000)
Ending balance at Mar. 31, 2012	$ 10,719,732	¥ 879,018,000	$ 1,650,780	¥ 135,364,000	$ 2,269,305	¥ 186,083,000	$ 9,055,476	¥ 742,549,000	$ (2,489,939)	¥ (204,175,000)	$ (452,646)	¥ (37,117,000)	$ 10,032,976	¥ 822,704,000	$ 686,756	¥ 56,314,000

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (489,280,000)	¥ (40,121,000,000)	¥ 21,737,000,000	¥ 29,023,000,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	1,111,427,000	91,137,000,000	93,677,000,000	99,007,000,000
Equity in earnings of affiliates, net of dividends received	(476,000)	(39,000,000)	22,000,000	(6,000,000)
Deferred income taxes	(293,732,000)	(24,086,000,000)	909,000,000	521,000,000
Loss on disposals and sales of property, plant and equipment	19,561,000	1,604,000,000	1,507,000,000	2,586,000,000
Loss on impairment of long-lived assets	122,805,000	10,070,000,000	842,000,000	2,353,000,000
Loss on impairment of securities	61,122,000	5,012,000,000	1,844,000,000	169,000,000
Loss on impairment of goodwill	335,256,000	27,491,000,000
Pension and severance costs, less payments	(65,683,000)	(5,386,000,000)	(1,106,000,000)	(2,476,000,000)
Changes in assets and liabilities, net of effects from acquisition:
(Increase) decrease in trade receivables	(248,695,000)	(20,393,000,000)	1,072,000,000	1,782,000,000
(Increase) decrease in inventories	(208,854,000)	(17,126,000,000)	(12,515,000,000)	21,881,000,000
(Increase) decrease in lease receivables	(313,012,000)	(25,667,000,000)	13,917,000,000	23,341,000,000
Decrease in trade payables	(62,146,000)	(5,096,000,000)	(11,850,000,000)	(9,537,000,000)
Increase (decrease) in accrued income taxes and accrued expenses	(68,573,000)	(5,623,000,000)	13,868,000,000	15,962,000,000
(Increase) decrease in other current assets	(11,829,000)	(970,000,000)	1,018,000,000	(148,000,000)
(Increase) decrease in other assets	60,146,000	4,932,000,000	(3,030,000,000)	3,765,000,000
Increase (decrease) in other current liabilities	32,024,000	2,626,000,000	(388,000,000)	1,934,000,000
Increase (decrease) in other liabilities	117,500,000	9,635,000,000	(820,000,000)	3,524,000,000
Other, net	39,098,000	3,206,000,000	7,932,000,000	(6,401,000,000)
Net cash provided by operating activities	136,659,000	11,206,000,000	128,636,000,000	187,280,000,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of property, plant and equipment	18,683,000	1,532,000,000	1,389,000,000	1,591,000,000
Expenditures for property, plant and equipment, including interest capitalized	(893,549,000)	(73,271,000,000)	(66,875,000,000)	(66,886,000,000)
Expenditures for intangible assets	(176,878,000)	(14,504,000,000)	(18,807,000,000)	(13,383,000,000)
Payments for purchases of available-for-sale securities	(1,134,000)	(93,000,000)	(235,000,000)	(701,000,000)
Proceeds from sales of available-for-sale securities	829,000	68,000,000	126,000,000	1,027,000,000
(Increase) decrease in time deposits	(4,695,000)	(385,000,000)	(401,000,000)	211,000,000
Purchase of business, net of cash acquired	(180,683,000)	(14,816,000,000)	(1,415,000,000)	(4,760,000,000)
Other, net	(133,829,000)	(10,974,000,000)	(5,688,000,000)	(6,614,000,000)
Net cash used in investing activities	(1,371,256,000)	(112,443,000,000)	(91,906,000,000)	(89,515,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term indebtedness (excluding debt securities)	1,793,098,000	147,034,000,000	58,622,000,000	46,965,000,000
Repayments of long-term indebtedness (excluding debt securities)	(1,003,171,000)	(82,260,000,000)	(87,147,000,000)	(66,564,000,000)
Increase (decrease) in short-term borrowings, net	854,195,000	70,044,000,000	(31,584,000,000)	(105,241,000,000)
Proceeds from issuance of long-term debt securities			79,741,000,000	55,000,000,000
Repayments of long-term debt securities	(273,707,000)	(22,444,000,000)	(87,975,000,000)	(20,000,000,000)
Dividends paid	(291,976,000)	(23,942,000,000)	(23,943,000,000)	(22,858,000,000)
Payments for purchase of treasury stock	(280,000)	(23,000,000)	(157,000,000)	(183,000,000)
Other, net	(7,147,000)	(586,000,000)	(520,000,000)	(488,000,000)
Net cash provided by (used in) financing activities	1,071,012,000	87,823,000,000	(92,963,000,000)	(113,369,000,000)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(31,671,000)	(2,597,000,000)	(8,647,000,000)	(3,975,000,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(195,256,000)	(16,011,000,000)	(64,880,000,000)	(19,579,000,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,100,256,000	172,221,000,000	237,101,000,000	256,680,000,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,905,000,000	156,210,000,000	172,221,000,000	237,101,000,000
CASH PAID DURING THE YEAR FOR-
Interest, excluding interest capitalized	102,671,000	8,419,000,000	9,683,000,000	11,039,000,000
Income taxes	$ 207,939,000	¥ 17,051,000,000	¥ 18,878,000,000	¥ 9,081,000,000

Nature of Operations	12 Months Ended
Mar. 31, 2012
Nature of Operations

1. NATURE OF OPERATIONS

Ricoh Company, Ltd. (the “Company”) was established in 1936 and is headquartered in Tokyo, Japan. The Company and consolidated subsidiaries (“Ricoh” as a consolidated group) is a world-wide supplier of office automation equipment, including copiers, facsimile machines, data processing systems, printers and related supplies. Ricoh is also well known for its state-of-the-art electronic devices, digital photographic equipment and other products.

Ricoh distributes its products primarily through domestic (Japanese) and foreign sales subsidiaries. Overseas, Ricoh owns and distributes not only Ricoh brand products but also other brands, such as Lanier, Savin and Infotec.

Ricoh manufactures its products primarily in 15 plants in Japan and 11 plants overseas, which are located in the United States, United Kingdom, France, China and Thailand.

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES	12 Months Ended
Mar. 31, 2012
SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

2. SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Significant accounting and reporting policies are summarized below:

(a) Basis of Presentation

The accompanying consolidated financial statements of Ricoh have been prepared in conformity with U.S. generally accepted accounting principles.

The accompanying consolidated financial statements for each of the years in the three-year period ended March 31, 2012 are presented in Japanese yen, the functional currency of the Company and its domestic subsidiaries. The translation of Japanese yen amounts into U.S. Dollar equivalents as of and for the year ended March 31, 2012 is included solely for the convenience of readers outside Japan and has been made using the exchange rate of ¥82 to US$1, the approximate rate of exchange prevailing at the Federal Reserve Board on March 31, 2012.

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries and variable interest entity (“VIE”) which Ricoh is a primary beneficiary. Investments in entities in which Ricoh has the ability to exercise significant influence over the entities’ operating and financial policies (generally 20% to 50% ownership) are accounted for on an equity basis. All significant inter-company balances and transactions have been eliminated in consolidation.

During the fiscal year ended March 31, 2012, certain subsidiaries of the Company changed their fiscal year-ends from December 31 to March 31. As a result, Ricoh eliminated the previously existing three months difference between the reporting periods of the Company and the subsidiaries in the consolidated financial statements. Prior-year consolidated financial statements have been retrospectively adjusted in order to reflect the elimination of the lag period.

The effect of the retrospective application is as follows.

	Millions of Yen
	2010		2011
	As originally reported	As adjusted	As originally reported	As adjusted
Net sales	¥2,016,337	¥2,015,811	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	57,524	57,082	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	27,873	27,044	19,650	18,630
Total equity	—	—	982,764	978,130
Total assets	—	—	2,262,396	2,255,564
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic(yen)	38.41	37.27	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	37.36	36.25	26.53	25.15

(c) Revenue Recognition

Ricoh generates revenue principally through the sale of equipment, supplies and related services under separate contractual arrangements for each. Ricoh recognizes revenue when (1) it has a firm contract, (2) the product has been shipped to and accepted by the customer or the service has been provided, (3) the sales price is fixed or determinable and (4) amounts are reasonably assured of collection.

Products sales are recognized at the time of delivery and installation at the customer location. Equipment revenues are based on established prices by product type and model and are net of discounts. A sales return is accepted only when the equipment is defective and does not meet Ricoh’s product performance specifications. Other than installation, there are no customer acceptance clauses in the sales contract.

Post sales and rentals result primarily from maintenance contracts that are normally entered into at the time the equipment is sold. Standard service fee prices are established depending on equipment classification and include a cost value for the estimated services to be performed based on historical experience plus a profit margin thereon. As a matter of policy, Ricoh does not discount such prices. On a monthly basis, maintenance service revenues are earned and recognized by Ricoh and billed to the customer in accordance with the contract and include a fixed monthly fee plus a variable amount based on usage. The length of the contract ranges up to five years; however, most contracts are cancelable at any time by the customer upon a short notice period. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized over the lease term.

Ricoh enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price if both of the following criteria are met: the delivered item(s) has value to the customer on a stand-alone basis; and the delivery of the undelivered item must be probable and controlled by Ricoh if the arrangement includes the right of return. If these criteria are not met, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Revenue from the sale of equipment under sales-type leases is recognized as product sales at the inception of the lease. Other revenue consists primarily of interest income on sales-type leases and direct-financing leases, which are recognized as other revenue over the life of each respective lease using the interest method.

(d) Foreign Currency Translation

For foreign operations with functional currencies other than the Japanese yen, assets and liabilities are translated at the exchange rates in effect at each fiscal year-end, and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The resulting translation adjustments are included as a part of accumulated other comprehensive income (loss) in equity.

All foreign currency transaction gains and losses are included in other income and expenses in the period incurred.

(e) Cash Equivalents

Cash and cash equivalents include highly liquid investments such as certificates of deposits (CD) and time deposits with maturities of three months or less.

In addition, short term investments such as money management funds (MMF) and free financial funds (FFF) with maturities of three months or less are also classified into cash and cash equivalents, as they are readily convertible to cash and present insignificant risk of changes in value.

(f) Derivative Financial Instruments and Hedging Activities

As discussed further in Note 16, Ricoh manages its exposure to certain market risks, primarily foreign currency and interest rate risks, through the use of derivative instruments. As a matter of policy, Ricoh does not enter into derivative contracts for trading or speculative purposes.

Ricoh recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. When Ricoh enters into a derivative contract, it makes a determination as to whether or not for accounting purposes the derivative is part of a hedging relationship. In general, a derivative may be designated as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment (“fair value hedge”), (2) a hedge of the variability of the expected cash flows associated with an existing asset or liability or a forecasted transaction (“cash flow hedge”), or (3) a foreign currency fair value or cash flow hedge (“foreign currency hedge”). Ricoh formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions.

For derivative contracts that are designated and qualify as fair value hedges including foreign currency fair value hedges, the derivative instrument is marked-to-market with gains and losses recognized in current period earnings to offset the respective losses and gains recognized on the change in fair value of the hedged item. For derivative contracts that are designated and qualify as cash flow hedges including foreign currency cash flow hedges, the effective portion of gains and losses on these contracts is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same period the hedged item or transaction affects earnings. Any hedge ineffectiveness on cash flow hedges is immediately recognized in earnings. For all derivative instruments that are not designated as part of a hedging relationship and for designated derivative instruments that do not qualify for hedge accounting, the contracts are recorded at fair value with the gain or loss recognized in current period earnings.

(g) Allowance for Doubtful Trade Receivables and Finance Receivables

Ricoh records allowances for doubtful receivables that are based upon historical experience and specific customer collection issues. The estimated amount of probable credit losses in its existing receivables is determined from write-off history adjusted to reflect current economic conditions and specific allowances for receivables including nonperforming leases, impaired loans or other accounts for which Ricoh has concluded it will be unable to collect all amounts due according to original terms of the lease or loan agreement. Account balances net of expected recovery from available collateral are charged-off against the allowances when collection is considered remote.

(h) Securities

Ricoh’s investments in debt and marketable equity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related taxes, reported in accumulated other comprehensive income (loss).

Individual securities classified as available-for-sale securities are reduced to fair market value by a charge to income for other than temporary declines in value. Factors considered in assessing whether an indication of other than temporary impairment exists with respect to available-for-sale securities include: financial condition and near term prospects of issuer and intent and ability of Ricoh to retain its investments for a period of time sufficient to allow for any anticipated recovery in market value.

The cost of the securities sold is computed based on the average cost of each security held at the time of sale.

Investments in affiliated companies over which Ricoh has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities owned by Ricoh primarily relate to less than 20% owned companies and funds are stated at cost unless indication of impairment exist, which require the investment to be written down to its estimated fair value.

(i) Inventories

Inventories are mainly stated at the lower of average cost or market. Inventory costs include raw materials, labor and manufacturing overheads.

(j) Property, Plant and Equipment

Property, plant and equipment are stated at cost. For the Company and its domestic subsidiaries, depreciation of property, plant and equipment is computed principally by using the declining-balance method over the estimated useful lives. Most of the foreign subsidiaries have adopted the straight-line method for computing depreciation. The depreciation period generally ranges from 5 years to 50 years for buildings and 2 years to 12 years for machinery and equipment.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts, and any differences are included in earnings.

(k) Capitalized Software Costs

Ricoh capitalizes certain internal and external costs incurred to acquire or create internal use software during the application development stage as well as upgrades and enhancements that result in additional functionality. The capitalized software is amortized on a straight line basis generally from 3 years to 10 years.

(l) Goodwill and Other Intangible Assets

Goodwill is not amortized and is required to be tested at least annually for impairment. Acquired intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment when an indication of impairment is identified. Other intangible assets with definite useful lives, consisting primarily of software, customer relationships and trademarks are amortized on a straight line basis over 1 year to 20 years. Any acquired intangible assets determined to have an indefinite useful life are not amortized, but instead are tested annually for impairment based on its fair value until its life would be determined to no longer be indefinite. In performing the goodwill impairment test, Ricoh utilizes the two-step approach prescribed. The first step requires a comparison of the carrying amount of the reporting units to the fair value of these units. If the carrying amount of a reporting unit exceeds its fair value, Ricoh will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

Ricoh completed its annual impairment assessment of goodwill and indefinite-lived intangible assets for the years ended March 31, 2010, 2011 and 2012.

(m) Pension and Retirement Allowances Plans

Ricoh recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The expected long-term rate of return on plan assets used for pension accounting is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed-income investments currently available and expected to be available during the period to maturity of the pension benefits.

(n) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Ricoh recognizes the effects of tax positions when it is expected to be more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authority. Tax benefits that meet the more likely than not recognition threshold are measured at the largest amount that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of operations.

(o) Research and Development Expenses and Advertising Costs

Research and development expenses and advertising costs are expensed as incurred.

(p) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in selling, general and administrative expenses in the consolidated statements of operations.

(q) Impairment or Disposal of Long-Lived Assets

Long-lived assets and acquired intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset or asset group to the expected future undiscounted net cash flows of the asset or asset group. If an asset or asset group is considered to be impaired, the impairment charge to be recognized is measured as the amount by which the carrying amount of the asset or asset group exceeds fair value. Long-lived assets meeting the criteria to be considered as held for sale are reported at the lower of their carrying amount or fair value less costs to sell.

(r) Net Income Attributable to Ricoh Company, Ltd. per Share

Basic net income attributable to Ricoh Company, Ltd. per share of common stock is calculated by dividing net income attributable to Ricoh Company, Ltd. by the weighted-average number of shares of common stock outstanding during the period. The calculation of diluted net income attributable to Ricoh Company, Ltd. per share of common stock is similar to the calculation of basic net income attributable to Ricoh Company, Ltd. per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds.

(s) Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Debt assumed in connection with business acquisition	¥3,941	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	¥20,229	—	—

(t) Use of Estimates

Management of Ricoh has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of fair value of financial instruments and contingent assets and liabilities, to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Ricoh has identified seven areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are determination of the allowance for doubtful receivables, impairment of securities, impairment of long-lived assets including goodwill, uncertain tax positions, realizability of deferred tax assets, the valuation of assets and liabilities in business combinations and pension accounting.

(u) Recently Adopted New Accounting Standards

In May 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-04. This ASU amends and clarifies certain existing fair value measurements guidance, including consistent definition of fair value. This ASU expands the disclosure requirements for Level 3 fair value measurements, including for transfers into and out of Level 3 of the fair value hierarchy. In addition, it requires disclosure of the fair value hierarchy level for financial instruments not recorded at fair value but for which disclosure of fair value is required. It is effective for interim and fiscal years beginning after December 15, 2011, and was adopted by Ricoh in the fourth quarter beginning January 1, 2012. The adoption of ASU 2011-04 resulted in expanded fair value disclosures, which can be found in Note 18 and Note 19.

(v) New Accounting Standards Not Yet Adopted

In June 2011, the FASB issued ASU 2011-05. This ASU requires an entity to present net income and other comprehensive income either in a single continuous statement or in two separate, but consecutive, statements. This ASU also requires separate presentation in both net income and other comprehensive income of reclassification adjustments for items that are reclassified from other comprehensive income to net income. The new guidance does not change the items reported in other comprehensive income. In December 2011, The FASB issued ASU 2011-12. This ASU defers the effective date for only the presentation requirements related to reclassifications in ASU 2011-5. All other requirements in ASU 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Both ASU’s are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with retrospective application to prior periods. Management has not yet determined which method of presentation the Company will use when it adopts this ASU.

In December 2011, the FASB issued ASU 2011-11. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). It is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. Retrospective application is required and early adoption is permitted. Management believes the adoption of ASU 2011-11 will not have a material effect on Ricoh’s consolidated financial position.

(w) Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform with the current year’s presentation.

ACQUISITION	12 Months Ended
Mar. 31, 2012
ACQUISITION

3. ACQUISITION

Ricoh acquired immaterial entities during the years ended March 31, 2010, 2011 and 2012 resulting in cash expenditure of ¥4,760 million, ¥1,415 million and ¥14,816 million ($180,683 thousand), net of cash acquired, respectively.

Finance Receivables	12 Months Ended
Mar. 31, 2012
Finance Receivables

4. FINANCE RECEIVABLES

Finance receivables as of March 31, 2011 and 2012 are comprised primarily of lease receivables and installment loans.

Ricoh’s products are leased to domestic customers primarily through Ricoh Leasing Company, Ltd., a majority-owned domestic subsidiary, and to overseas customers primarily through certain overseas subsidiaries. Most of these leases are accounted for as sales-type leases. Sales revenue from sales-type leases is recognized at the inception of the leases.

Information pertaining to Ricoh’s lease receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Future minimum lease payments to be received	¥624,321	¥645,010	$7,865,976
Estimated non-guaranteed residual values	8,750	8,954	109,195
Unearned income	(40,720)	(41,133)	(501,622)
Allowance for doubtful receivables	(10,527)	(8,472)	(103,317)

Lease receivables, net	581,824	604,359	7,370,232
Less - Current portion of lease receivable, net	(202,938)	(212,101)	(2,586,598)

Amounts due after one year, net	¥378,886	¥392,258	$4,783,634

As of March 31, 2012, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2013	¥230,153
2014	173,413
2015	124,895
2016	76,136
2017	32,075
2018 and thereafter	8,338

Total	¥645,010

The Company’s subsidiary, Ricoh Leasing Company, Ltd., has also extended certain types of loans as part of its business activity, which are primarily residential housing loans in Japan secured by the underlying real estate properties. The total balance of these loans, net of allowance for doubtful receivables, as of March 31, 2011 and 2012 was ¥72,634 million and ¥83,361 million ($1,016,598 thousand), respectively. The current portion of loans receivable was ¥5,737 million and ¥7,615 million ($92,866 thousand), respectively, as of March 31, 2011 and 2012, and was included in current maturities of long-term finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
New loans	¥15,392	¥15,465	¥22,222	$271,000
Repayment of outstanding loans	8,586	9,777	11,519	140,476

Ricoh Leasing Company, Ltd. made: (1) transferring its lease receivables to a trust and received the beneficial interests in the trust originated from the transferred assets; and subsequently, (2) transferring the non-subordinated beneficial interests to and receiving cash as consideration from transferees, such as Special Purpose Entity (“SPE”) that are different from the trust mentioned above, as a part of securitization programs. The retained subordinated interests were considered as variable interests, since the subordinated interests had the obligation to absorb the expected loss of the trust.

The new consolidation provisions, which came into effect on April 1, 2010, eliminated the concept of excluding qualifying SPE from the scope of consolidation. In accordance with the new consolidation provisions, Ricoh performed a qualitative analysis to determine the primary beneficiary of a Variable Interest Entity (“VIE”). The primary beneficiary of a VIE has both the: (1) power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Ricoh Leasing Company, Ltd. was considered as the primary beneficiary since Ricoh Leasing Company, Ltd. acted as a special servicer for lease receivables transferred to the trust and therefore, deemed to meet the criteria (1) and (2) above.

As a result of the above consideration, for the year beginning on April 1, 2010, Ricoh consolidated the trust, which had been unconsolidated prior to March 31, 2010, at the carrying amounts of the trust’s assets and liabilities as of April 1, 2010, eliminating the retained subordinated beneficial interests on the consolidated balance sheet. The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥8,460	¥15,487	$188,866
Long-term finance receivables, net	15,849	30,225	368,598
Current maturities of long-term indebtedness	7,044	12,487	152,280
(Including secured loans caused by lease transactions)	(3,107)	(11,835)	(144,329)
Long-term indebtedness	13,197	24,371	297,207
(Including secured loans caused by lease transactions)	(5,820)	(23,096)	(281,659)

For the difference between the net amount added to the balance sheet and the amount of previously recognized interest in the newly consolidated VIE, Ricoh recognized a cumulative effect adjustment of ¥410 million to retained earnings and ¥392 million to noncontrolling interests as of April 1, 2010. Servicing assets or liabilities related to securitization transactions initiated were not recorded, because the servicing fees adequately compensate Ricoh.

From April 1, 2010, the transferring of the non-subordinated beneficial interests was recorded as secured loans, since Ricoh Leasing Company, Ltd. retained subordinated beneficial interests and such interests did not meet the definition of participating interest. Lease receivables are only to be used to settle obligation of the trust’s liabilities or transferee’s liabilities in substantially.

Until the year ended March 31, 2010, Ricoh recorded the transferring of the non-subordinated beneficial interests as sales of them. The following table summarizes certain cash flows received from and paid to the SPE for all securitization activities of which lease receivables had been derecognized, for the year ended March 31, 2010:

Millions of Yen
2010
Servicing fees received	¥11
Repurchases of delinquent or ineligible assets	1,606
Transferred lease receivables, net of retained interest	8,811
Repurchases of terminated securitization of assets	—
Payments by terminating revolving securitization of assets	1,141

Apart from the transactions mentioned above, Ricoh’s foreign subsidiaries transferred lease receivables with recourse. Ricoh recorded these transfers as secured loans, since these transactions did not meet the derecognition criteria of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥1,686	¥1,397	$17,037
Long-term finance receivables, net	6,827	6,919	84,378
Current maturities of long-term indebtedness	1,686	1,397	17,037
Long-term indebtedness	6,827	6,919	84,378

INVESTMENT SECURITIES	12 Months Ended
Mar. 31, 2012
INVESTMENT SECURITIES

5. INVESTMENT SECURITIES

Securities as of March 31, 2011 and 2012 consist of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Non-current:
Available-for-sale securities	¥46,938	¥43,633	$532,110
Non-marketable equity securities	1,971	1,837	22,402

	¥48,909	¥45,470	$554,512

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen								Thousands of U.S. Dollars
	2011				2012				2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,765	¥4,655	¥327	¥45,093	¥35,489	¥6,590	¥225	¥41,854	$432,793	$80,366	$2,744	$510,415
Corporate debt securities	1,802	43	—	1,845	1,697	82	—	1,779	20,695	1,000	—	21,695

	¥42,567	¥4,698	¥327	¥46,938	¥37,186	¥6,672	¥225	¥43,633	$453,488	$81,366	$2,744	$532,110

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Thousands of U.S. Dollars
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	$9,524	$1,573	$5,695	$1,171	$15,220	$2,744

Gross unrealized holding losses of available-for-sale securities as of March 31, 2012 consist of 29 kinds of securities. Ricoh judged the decline in fair value of investment securities at yearend to be temporary, with considering such factors as financial and operating conditions of issuer, the industry in which the issuer operates and other relevant factors. Ricoh judged the degree of decline in fair value of investment securities against the fair value to be immaterial.

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2012, regardless of their balance sheet classification, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥537	¥539	$6,549	$6,573
Over five years	1,160	1,240	14,146	15,122

	¥1,697	¥1,779	$20,695	$21,695

There were no significant proceeds from the sales of available-for-sale securities for the years ended March 31, 2012. Proceeds from the sales of available-for-sale securities were ¥1,027 million and ¥126 million for the years ended March 31, 2010 and 2011, respectively.

There were no significant realized gains and losses from the sales of available-for-sale securities for the years ended March 31, 2010, 2011 and 2012.

The loss on impairment of available-for-sale securities were ¥1,844 million and ¥5,012 million ($61,122 thousand) for the years ended March 31, 2011 and 2012, respectively. The loss on impairment is included in other expense in consolidated statements of operations. The number of impaired available-for-sale securities were 14 and 14 for the years ended March 31, 2011 and 2012, respectively. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2011 and 2012. There were no significant losses on impairment of available-for-sale securities for the year ended March 31, 2010.

As for net unrealized gains and losses on securities in accumulated other comprehensive income (loss) and related reclassification adjustments for gains and losses realized in net income for the years ended March 31, 2010, 2011 and 2012, refer to Note 14.

Investments in and Advances to Affiliates	12 Months Ended
Mar. 31, 2012
Investments in and Advances to Affiliates

6. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The investments in and advances to affiliates primarily relate to 20% to 50% owned companies. Ricoh’s equity in the underlying net book values of the companies is approximately equal to their individual carrying values of ¥213 million and ¥444 million ($5,415 thousand) at March 31, 2011 and 2012, respectively.

Summarized financial information for all affiliates as of March 31, 2010, 2011 and 2012 is omitted because these investees are insignificant to Ricoh’s consolidated financial position or results of operations.

Transactions of Ricoh with these affiliates for the years ended March 31, 2010, 2011 and 2012, and the related account balances at March 31, 2011 and 2012 are omitted because there were no significant transactions or balances with these affiliates.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions

7. RELATED PARTY TRANSACTIONS

MUSE Associates, LLC is a limited liability company wholly owned by the Company’s outside director, Mr. Mochio Umeda.

For the year ended March 31, 2012, Ricoh paid the consulting fee of ¥35 million to MUSE Associates, LLC, which was recorded in selling, general and administrative expenses based on the consulting agreement. There are no account balances relating to this transaction at March 31, 2012.

GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS	12 Months Ended
Mar. 31, 2012
GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS

8. GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS

Intangible asset acquired during the year ended March 31, 2012 totaled ¥19,935 million ($243,110 thousand) and consist of software of ¥14,416 million ($175,805 thousand), trademarks and customer relationships of ¥3,861 million ($47,085 thousand) and other of ¥1,658 ($20,220 thousand). The weighted average amortization period of software, trademarks and customer relationships and other are 6 years, 15 years and 20 years, respectively.

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥147,204	¥(88,653)	¥58,551	¥154,358	¥(99,252)	¥55,106
Trademarks and customer relationships	86,074	(33,383)	52,691	62,791	(20,712)	42,079
Other	36,011	(18,007)	18,004	28,802	(13,894)	14,908

Total	269,289	(140,043)	129,246	245,951	(133,858)	112,093

Other intangible assets not subject to amortization			817			821

Total other intangible assets			¥130,063			¥112,914

	Thousands of U.S. Dollars
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	$1,882,415	$(1,210,391)	$672,024
Trademarks and customer relationships	765,744	(252,585)	513,159
Other	351,244	(169,439)	181,805

Total	2,999,403	(1,632,415)	1,366,988

Other intangible assets not subject to amortization			10,012

Total other intangible assets			$1,377,000

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2010, 2011 and 2012 were ¥28,613 million, ¥26,446 million and ¥26,153 million ($318,939 thousand), respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2012:

Years ending March 31	Millions of Yen
2013	¥22,620
2014	18,896
2015	13,282
2016	10,891
2017	9,355

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2011 and 2012 are as follows:

	Millions of Yen
	2011			2012
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance	¥246,359	¥—	¥246,359	¥221,092	¥—	¥221,092
Goodwill acquired during the year	546	—	546	3,254	3,726	6,980
Impairment	—	—	—	(27,491)	—	(27,491)
Translation adjustments and other	(25,813)	—	(25,813)	(5,330)	—	(5,330)

Ending balance
Goodwill - gross	221,092	—	221,092	220,103	3,726	223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	¥221,092	¥—	¥221,092	¥191,525	¥3,726	¥195,251

	Thousands of U.S. Dollars
	2012
	Imaging & Solutions	Other	Total
Beginning balance	$2,696,244	$—	$2,696,244
Goodwill acquired during the year	39,683	45,439	85,122
Impairment	(335,256)	—	(335,256)
Translation adjustments and other	(65,000)	—	(65,000)

Ending balance
Goodwill - gross	2,684,183	45,439	2,729,622
Accumulated impairment	(348,512)	—	(348,512)
Goodwill	$2,335,671	$45,439	$2,381,110

As a result of annual goodwill impairment test with measurement date of December 31, 2011, goodwill assigned to Production Printing reporting unit was considered impaired due to worsening economic circumstances. Ricoh performed a reconciliation of the aggregate fair value of multiple reporting units to market capitalization at a goodwill impairment test date. Consequently Ricoh recognized an impairment loss of ¥27,491 million ($335,256 thousand) in operating expenses in the consolidated statements of operations for the year ended March 31, 2012. Refer to Note 19 for method of measurement of fair value of goodwill.

Ricoh recognized impairment losses of long-lived assets of ¥2,353 million, ¥842 million and ¥10,070 million ($122,805 thousand) for the years ended March 31, 2010, 2011, 2012 respectively.

For the year ended March 31, 2012, machinery and equipment, intangible assets such as maintenance contract of Production Printing business were impaired by ¥9,519 million ($116,085 thousand), and toolings, jigs and other assets of digital camera manufacturing facilities were impaired by ¥551 million ($6,720 thousand), as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future undiscounted cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses of ¥9,519 million ($116,085 thousand) and ¥551 million ($6,720 thousand) were included in the results of Imaging & Solutions segment and Other segment, respectively.

For the year ended March 31, 2011, impairment losses of ¥842 million were recorded mainly consisting of ¥332 million and ¥374 million.

Impairment losses of ¥332 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Buildings, building-associated assets and structures which were not expected to use as business assets were impaired by ¥374 million with the closure of the business office in April 2011. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of Imaging & Solutions segment and Industrial Products segment.

For the year ended March 31, 2010, impairment losses of ¥2,353 million were recorded in total consisting of the followings.

Impairment losses of ¥518 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Ricoh made a decision to vacate one of its office facilities as a part of the redeployment of office around the Tokyo metropolitan area. As a result, Ricoh recognized impairment losses of ¥828 million, related to land, buildings, building-associated assets and structures which were not expected to use as business assets. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of imaging & solutions segment.

Plant and equipment of its meter production equipment business were impaired by ¥511 million, as a result of continued sluggish demand in the measuring equipment manufacturing industry and diminished profitability of this business. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of Industrial Products segment.

Additionally, Ricoh also recognized impairment losses of ¥496 million, related to other immaterial business for the year ended March 31, 2010. These assets were comprised in Other segment.

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011
Aggregate cost	¥7,578	¥7,627	$93,012
Accumulated amortization	6,004	6,299	76,817

The related future minimum lease payments and the present values of the net minimum lease payments as of March 31, 2012 are ¥1,516 million ($18,488 thousand) and ¥1,507 million ($18,378 thousand), respectively.

INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES

9. INCOME TAXES

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥58,710	¥(11,415)	¥(21,001)	$(256,110)
Foreign	(1,628)	55,584	(10,936)	(133,366)

	¥57,082	¥44,169	¥(31,937)	$(389,476)

Provision for income taxes:
Current:
Domestic	¥26,897	¥(2,821)	¥13,302	$162,219
Foreign	647	24,322	19,007	231,793

	27,544	21,501	32,309	394,012

Deferred:
Domestic	(3,281)	415	(15,443)	(188,329)
Foreign	3,802	494	(8,643)	(105,403)

	521	909	(24,086)	(293,732)

Consolidated provision for income taxes	¥28,065	¥22,410	¥8,223	$100,280

Total income taxes are allocated as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Provision for income taxes relating to continuing operations	¥28,065	¥22,410	¥8,223	$100,280
Equity:
Foreign currency translation adjustments	(2)	(20)	(25)	(305)
Net unrealized gains and losses on securities	361	65	837	10,207
Net unrealized gains and losses on derivatives	(547)	(8)	(7)	(85)
Pension liability adjustments	4,761	(94)	(10,928)	(133,268)

Total	¥32,638	¥22,353	¥(1,900)	$(23,171)

The Company and its domestic subsidiaries are subject to a national corporate tax of 30%, an inhabitant tax of approximately 6% and a deductible enterprise tax approximately 8%, which in the aggregate resulted in the statutory tax rate of approximately 41%.

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2010	2011	2012
Statutory tax (benefit) rate	41%	41%	(41)%
Nondeductible expenses	2	5	6
Change in valuation allowance	14	22	25
Tax credit for research and development	(8)	(2)	—
Unrecognized tax benefits	(1)	0	14
Taxes on undistributed earnings of foreign subsidiaries	3	0	1
Prior period tax accrual adjustment	(2)	0	(9)
Difference in statutory tax rates of foreign subsidiaries	(3)	(13)	(4)
Nondeductible goodwill impairment loss	—	—	13
Change in tax law and rate	—	—	23
Other, net	3	(2)	(2)

Effective tax rate	49%	51%	26%

The corporate tax rate has been changed due to the new laws enacted by the Japanese government on November 30, 2011. As a result of this change in tax law, the statutory tax rate will be reduced from approximately 41% to 38% during the period of March 31, 2013 to March 31, 2015, and to approximately 36% from March 31, 2016 onward. Consequently, the statutory tax rate of calculating deferred tax assets and liabilities that are expected to be settled and realized during the period of April 1, 2013 to March 31, 2015 is approximately 38% and from April 1, 2015 onward is approximately 36%.

Consequently, net deferred tax assets that existed at the enactment date were re-measured and reduced by ¥7,484 million ($91,268 thousand) and the resulting charge is reflected to provision for income taxes in the consolidated statements of operations for the fiscal year ended March 31, 2012.

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued expenses	¥22,176	¥20,126	$245,439
Property, plant and equipment	4,560	5,049	61,573
Accrued pension and severance costs	56,130	60,436	737,024
Net operating loss carryforwards	36,410	51,895	632,866
Goodwill and other intangible assets	—	6,453	78,695
Other	22,084	25,354	309,196

Total gross deferred tax assets	141,360	169,313	2,064,793
Less - Valuation allowance	(37,134)	(42,553)	(518,939)

Total deferred tax assets	104,226	126,760	1,545,854

Deferred tax liabilities:
Sales-type leases	(2,482)	(1,375)	(16,768)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,011)	(9,770)	(119,146)
Net unrealized gains and losses on securities	(1,993)	(2,815)	(34,329)
Basis difference of acquired intangible assets	(19,889)	(15,531)	(189,402)
Other	(6,811)	(4,778)	(58,270)

Total deferred tax liabilities	(43,186)	(34,269)	(417,915)

Net deferred tax assets	¥61,040	¥92,491	$1,127,939

Net deferred tax assets as of March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred income taxes and other (Current assets)	¥47,967	¥52,369	$638,646
Lease deposits and other (Investments and other assets)	35,707	53,343	650,524
Accrued expenses and other (Current liabilities)	(3,188)	(2,957)	(36,060)
Deferred income taxes and other (Long-term liabilities)	(19,446)	(10,264)	(125,171)

Total	¥61,040	¥92,491	$1,127,939

The valuation allowance during the years ended March 31, 2010, 2011 and 2012 increased by ¥7,282 million, ¥6,942 million and ¥5,419 million ($66,085 thousand), respectively. The valuation allowance primarily relates to deferred tax assets of the consolidated subsidiaries with net operating loss carryforwards for tax purposes that are not expected to be realized.

In assessing the realizability of deferred tax assets, Ricoh considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and whether loss carryforwards are utilizable. Ricoh considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, Ricoh believes it is more likely than not that the deferred tax assets of these deductible differences, net of the existing valuation allowance will be realized. The amount of the deferred tax asset considered realizable, however, would be reduced if estimates of future taxable income during the carryforward period are reduced.

As of March 31, 2012, the Company and certain subsidiaries had net operating losses carried forward for income tax purposes of approximately ¥226,054 million ($2,756,756 thousand) which were available to reduce future taxable income, if any. Approximately ¥7,301 million ($89,037 thousand) of the operating losses will expire within 3 years, ¥73,306 million ($893,976 thousand) will expire within 4 years to 9 years and ¥130,106 million ($1,586,659 thousand) will expire over 9 years. The remainder have indefinite carryforward period.

Ricoh has not recognized deferred tax liability for certain portion of the undistributed earnings of its foreign subsidiaries of ¥346,468 million ($4,225,220 thousand) as of March 31, 2012 because Ricoh intends to permanently reinvest such earnings. The calculation of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥11,816	¥12,050	¥10,453	$127,476
Additions for tax positions of current year	473	12	4,588	55,950
Additions for tax positions of prior years	1,573	148	1,692	20,634
Reductions for tax positions of prior years	(519)	(313)	(269)	(3,280)
Settlements	(628)	(243)	(103)	(1,256)
Effect of exchange rate changes	(665)	(1,201)	(68)	(829)

Ending balance	¥12,050	¥10,453	¥16,293	$(198,695)

Total amount of unrecognized tax benefits as of March 31, 2011 and 2012 that would reduce the effective tax rate, if recognized, are ¥9,114 and ¥11,489 million ($140,110 thousand), respectively.

Although Ricoh believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Based on each of the items of which Ricoh is aware as of March 31, 2012, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Ricoh recognizes interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statements of operations. Both interest and penalties accrued as of March 31, 2011 and 2012 and interest and penalties included in provision for income taxes for the years ended March 31, 2010, 2011 and 2012 are not material.

Ricoh files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Ricoh is no longer subject to regular income tax examinations by the tax authority for fiscal years before 2009. While there has been no specific indication by the tax authority that Ricoh will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for fiscal years after 2006. In other major foreign tax jurisdictions, including the United States and United Kingdom, Ricoh is no longer subject to income tax examinations by tax authority for fiscal years before 2006 with few exceptions.

Short-Term Borrowings	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings

10. SHORT-TERM BORROWINGS

Short-term borrowings as of March 31, 2011 and 2012 consist of the followings:

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011	2012	2012
Borrowings, principally from banks	0.8%	0.9%	¥24,128	¥33,667	$410,574
Commercial paper	0.3	0.1	14,967	77,605	946,402

			¥39,095	¥111,272	$1,356,976

These short-term borrowings included borrowings, principally from banks and commercial paper denominated in foreign currencies amounting to ¥38,115 million and ¥44,397 million ($541,427 thousand) as of March 31, 2011 and 2012, respectively.

The Company and certain subsidiaries enter into the contracts with financial institutions regarding lines of credit and overdrawing. Those same financial institutions hold the issuing programs of commercial paper and medium-term notes. Ricoh had aggregate lines of credit of ¥683,534 million and ¥675,149 million ($8,233,524 thousand) as of March 31, 2011 and 2012, respectively. Unused lines of credit amounted to ¥636,714 million and ¥544,062 million ($6,634,902 thousand) as of March 31, 2011 and 2012, respectively, of which ¥259,978 million and ¥197,052 million ($2,403,073 thousand) related to commercial paper and ¥83,150 million and ¥0 million ($0 thousand) related to medium-term notes programs at prevailing interest rates and the unused portion is available for immediate borrowings.

Long-Term Indebtedness	12 Months Ended
Mar. 31, 2012
Long-Term Indebtedness

11. LONG-TERM INDEBTEDNESS

Long-term indebtedness as of March 31, 2011 and 2012 consists of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥—	$—
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	609,756
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	182,927
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000	487,805
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000	243,902
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,677	2,411	29,403
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,941	1,921	23,428
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	426,829
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	243,902
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000	243,902
Euro Yen Zero Coupon Convertible Bonds, due December 2011	2,221	—	—

Total bonds	226,839	204,332	2,491,854

Unsecured loans-
Banks and insurance companies,
weighted average	1.11%	0.95%	—
due through 2017	331,941	379,135	4,623,598

Secured loans-
Banks, insurance companies and other financial institution,
weighted average	0.01%	0.01%	—
due through 2014	633	447	5,451

Long-term indebtedness caused by lease transactions (see Note 4)	28,754	45,174	550,902

Capital lease obligations (see Note 8)	2,362	1,507	18,378

Total	590,529	630,595	7,690,183
Less - Current maturities included in current liabilities	(111,106)	(105,160)	(1,282,439)

	¥479,423	¥525,435	$6,407,744

Secured loans are collateralized by land, buildings and lease receivables with book values of ¥720 million and ¥512 million ($6,244 thousand) as of March 31, 2011 and 2012.

All bonds outstanding as of March 31, 2012 are redeemable at the option of Ricoh under certain conditions as provided in the applicable agreements.

Bonds are subject to certain covenants such as restrictions on certain additional secured indebtedness, as defined in the agreements. Ricoh was in compliance with such covenants as of March 31, 2012.

As is customary in Japan, substantially all of the bank borrowings are subject to general agreements with each bank which provide, among other things, that the banks may request additional security for these loans if there is reasonable and probable cause and may treat any security furnished to the banks as well as cash deposited as security for all present and future indebtedness. Ricoh has never been requested to submit such additional security with respect to any material borrowings.

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥105,160
2014	157,737
2015	161,354
2016	87,357
2017	78,415
2018 and thereafter	40,572

Total	¥630,595

PENSION AND RETIREMENT ALLOWANCE PLANS	12 Months Ended
Mar. 31, 2012
PENSION AND RETIREMENT ALLOWANCE PLANS

12. PENSION AND RETIREMENT ALLOWANCE PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employees’ pension fund plans in trust covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments.

Contributions to these plans have been made to provide future pension payments in conformity with an actuarial calculation determined by the current basic rate of pay.

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥274,880	¥275,690	$3,362,073
Service cost	10,819	11,023	134,427
Interest cost	5,705	5,509	67,183
Actuarial loss	1,549	14,068	171,561
Benefits paid	(17,263)	(31,082)	(379,049)
Benefit obligations assumed in connection with business acquisition	—	2,390	29,146

Benefit obligations at end of year	275,690	277,598	3,385,341

Change in plan assets:
Fair value of plan assets at beginning of year	162,307	159,831	1,949,159
Actual return on plan assets	(1,922)	599	7,305
Employer contribution	8,877	8,297	101,183
Partial withdrawal of plan assets	(240)	(260)	(3,171)
Benefits paid	(9,191)	(15,255)	(186,037)

Fair value of plan assets at end of year	159,831	153,212	1,868,439

Funded status	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥171,230	¥166,957	$2,036,061
Service cost	1,821	1,266	15,439
Interest cost	9,014	8,486	103,488
Plan participants’ contributions	516	538	6,561
Actuarial loss	5,571	25,303	308,573
Prior service cost	702	—	—
Settlement	(984)	(1,846)	(22,512)
Benefits paid	(6,292)	(5,591)	(68,183)
Foreign exchange impact and other	(14,621)	(2,702)	(32,951)

Benefit obligations at end of year	¥166,957	¥192,411	$2,346,476

Change in plan assets:
Fair value of plan assets at beginning of year	¥143,259	¥142,042	$1,732,220
Actual return on plan assets	8,671	13,730	167,439
Employer contribution	5,565	3,860	47,073
Plan participants’ contributions	516	538	6,561
Settlement	(84)	(952)	(11,610)
Benefits paid	(6,292)	(5,591)	(68,183)
Foreign exchange impact	(9,593)	(2,431)	(29,646)

Fair value of plan assets at end of year	¥142,042	¥151,196	$1,843,854

Funded status	¥(24,915)	¥(41,215)	$(502,622)

Net amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Lease deposits and other	¥3,693	¥3,493	$42,598
Accrued expenses and other	(6,812)	(5,513)	(67,232)
Accrued pension and severance costs	(112,740)	(122,366)	(1,492,268)

Net amount recognized	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Lease deposits and other	¥3,465	¥1,244	$15,171
Accrued expenses and other	(280)	(68)	(830)
Accrued pension and severance costs	(28,100)	(42,391)	(516,963)

Net amount recognized	¥(24,915)	¥(41,215)	$(502,622)

Net amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Net actuarial loss	¥91,275	¥99,344	$1,211,512
Prior service credit	(33,634)	(29,571)	(360,622)

Net amount recognized	¥57,641	¥69,773	$850,890

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Net actuarial loss	¥20,881	¥37,501	$457,329
Prior service credit	(1,220)	(807)	(9,841)

Net amount recognized	¥19,661	¥36,694	$447,488

The accumulated benefit obligations are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Accumulated benefit obligations	¥270,800	¥272,199	$3,319,500

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Accumulated benefit obligations	¥162,737	¥186,191	$2,270,622

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	Domestic plans		Foreign plans
	2011	2012	2011	2012
Discount rate	2.0%	1.6%	5.6%	4.7%
Rate of compensation increase	3.3%	3.3%	2.0%	2.0%

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Domestic plans			Foreign plans
	2010	2011	2012	2010	2011	2012
Discount rate	1.9%	2.1%	2.0%	6.9%	6.2%	5.6%
Rate of compensation increase	6.5%	6.5%	3.3%	3.9%	3.5%	2.0%
Expected long-term return on plan assets	0.4%	0.3%	0.3%	6.5%	5.7%	5.8%

The net periodic pension cost of the pension plans for the years ended March 31, 2010, 2011 and 2012 consists of the following components:

	Millions of Yen			Thousands of U.S. Dollars
Domestic plans	2010	2011	2012	2012
Service cost	¥11,255	¥10,819	¥11,023	$134,427
Interest cost	5,249	5,705	5,509	67,183
Expected return on plan assets	(525)	(531)	(476)	(5,805)
Net amortization	3,447	1,860	1,627	19,841

Total net periodic pension cost	¥19,426	¥17,853	¥17,683	$215,646

	Millions of Yen			Thousands of U.S. Dollars
Foreign plans	2010	2011	2012	2012
Service cost	¥2,461	¥1,821	¥1,266	$15,439
Interest cost	9,491	9,014	8,486	103,488
Expected return on plan assets	(7,972)	(8,236)	(8,227)	(100,329)
Net amortization	450	935	595	7,256
Settlement benefit	(230)	(182)	(115)	(1,402)

Total net periodic pension cost	¥4,200	¥3,352	¥2,005	$24,452

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥275,690	¥277,598	$3,385,341
Fair value of plan assets	159,831	153,212	1,868,439
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥270,800	¥272,199	$3,319,500
Fair value of plan assets	159,831	153,212	1,868,439

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥161,249	¥187,597	$2,287,768
Fair value of plan assets	136,683	148,472	1,810,634
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥157,529	¥183,486	$2,237,634
Fair value of plan assets	136,378	148,472	1,810,634

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of Ricoh’s benefit plan assets as of March 31, 2011 and 2012, by asset class, are as follows:

	Millions of Yen
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥25,893	¥—	¥—	¥25,893
Pooled funds(a)	—	35,215	—	35,215
Debt securities:
Domestic bonds	5,200	—	—	5,200
Foreign bonds	509	—	—	509
Pooled funds(b)	—	30,971	—	30,971
Life insurance company general accounts	—	41,633	—	41,633
Other assets	39	20,371	—	20,410

Total assets	¥31,641	¥128,190	¥—	¥159,831

	Millions of Yen
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥14,744	¥—	¥—	¥14,744
Pooled funds(c)	—	25,303	—	25,303
Debt securities:
Domestic bonds	4,934	—	—	4,934
Foreign bonds	—	—	—	—
Pooled funds(d)	—	58,237	—	58,237
Life insurance company general accounts	—	38,019	—	38,019
Other assets	21	11,954	—	11,975

Total assets	¥19,699	¥133,513	¥—	¥153,212

	Thousands of Dollars
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$179,805	$—	$—	$179,805
Pooled funds(c)	—	308,573	—	308,573
Debt securities:
Domestic bonds	60,171	—	—	60,171
Foreign bonds	—	—	—	—
Pooled funds(d)	—	710,207	—	710,207
Life insurance company general accounts	—	463,646	—	463,646
Other assets	256	145,781	—	146,037

Total assets	$240,232	$1,628,207	$—	$1,868,439

	Millions of Yen
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥158	¥—	¥—	¥158
Foreign companies	16,992	—	—	16,992
Pooled funds(e)	7,131	13,790	2,445	23,366
Debt securities:
Domestic bonds	1,084	—	—	1,084
Foreign bonds	32,047	—	—	32,047
Pooled funds(f)	23,922	14,454	6,346	44,722
Life insurance company general accounts	—	18,523	—	18,523
Other assets	2,222	753	2,175	5,150

Total assets	¥83,556	¥47,520	¥10,966	¥142,042

	Millions of Yen
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥—	¥—	¥—	¥—
Foreign companies	16,724	—	—	16,724
Pooled funds(g)	6,673	13,408	5,618	25,699
Debt securities:
Domestic bonds	1,171	—	—	1,171
Foreign bonds	37,605	—	—	37,605
Pooled funds(h)	26,921	15,276	6,344	48,541
Life insurance company general accounts	—	17,996	—	17,996
Other assets	1,731	1,433	296	3,460

Total assets	¥90,825	¥48,113	¥12,258	¥151,196

	Thousands of Dollars
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities
Domestic companies	$—	$—	$—	$—
Foreign companies	203,951	—	—	203,951
Pooled funds(g)	81,378	163,512	68,512	313,402
Debt securities
Domestic companies	14,280	—	—	14,280
Foreign companies	458,598	—	—	458,598
Pooled funds(h)	328,305	186,293	77,366	591,964
Life insurance company general accounts	—	219,463	—	219,463
Other assets	21,110	17,476	3,610	42,196

Total assets	$1,107,622	$586,744	$149,488	$1,843,854

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(d)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(e)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(f)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.
(g)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(h)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Common stock and bonds of the Company and certain of its domestic subsidiaries included in plan assets were immaterial at March 31, 2011 and 2012.

Ricoh’s investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit investments in mutual funds and debt and equity securities and prohibit speculative investment in derivative financial instruments. Ricoh addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international fixed income securities and domestic and international equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Ricoh’s model portfolio for domestic plans consists of three major components: approximately 25% is invested in equity securities, approximately 40% is invested in debt securities and approximately 35% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. Ricoh’s model portfolio for foreign plans has been developed as follows: approximately 30% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 15% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The following table presents a reconciliation of activity for the assets classified as Level 3 in the fair value hierarchy for the years ended March 31, 2011 and 2012.

	Millions of yen
	2011
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥2,497	¥6,554	¥249	¥9,300
Actual return on plan assets:
Relating to assets still held at the reporting date	220	602	—	822
Relating to assets sold during the period	—	25	—	25
Purchases, sales and settlements, net	—	(123)	2,013	1,890
Foreign exchange impact	(272)	(712)	(87)	(1,071)

Balance at end of period	¥2,445	¥6,346	¥2,175	¥10,966

	Millions of yen
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥2,445	¥6,346	¥2,175	¥10,966
Actual return on plan assets:
Relating to assets still held at the reporting date	329	460	—	789
Purchases, sales and settlements, net	2,752	(391)	(1,783)	578
Foreign exchange impact	92	(71)	(96)	(75)

Balance at end of period	¥5,618	¥6,344	¥296	¥12,258

	Thousands of Dollars
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	$29,817	$77,390	$26,525	$133,732
Actual return on plan assets:
Relating to assets still held at the reporting date	4,012	5,610	—	9,622
Purchases, sales and settlements, net	33,561	(4,768)	(21,744)	7,049
Foreign exchange impact	1,122	(866)	(1,171)	(915)

Balance at end of period	$68,512	$77,366	$3,610	$149,488

Ricoh expects to contribute ¥12,980 million to its pension plans for the year ending March 31, 2013. The estimated net actuarial loss and prior service credit for Ricoh’s pension fund plans that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost over the next year ending March 31, 2013 are ¥7,632 million and ¥(4,118) million, respectively.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2013	¥13,033	¥6,383
2014	11,640	6,382
2015	13,922	6,684
2016	13,701	6,869
2017	13,290	7,196
2018 – 2022	84,064	42,409

The Company and certain subsidiaries have defined contribution plans. The cost of defined contribution plans for the years ended March 31, 2010, 2011 and 2012 were ¥5,768 million, ¥6,620 million and ¥6,515 million ($79,451 thousand), respectively.

Ricoh Company, LTD. Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Ricoh Company, LTD. Shareholders' Equity

13. RICOH COMPANY, LTD. SHAREHOLDERS’ EQUITY

The Corporation Law of Japan provides that an amount equal to 10% of cash dividends and other distributions from retained earnings paid by the Company and its domestic subsidiaries be appropriated as additional paid-in capital or legal reserve. No further appropriation is required when the total amount of the additional paid-in capital and legal reserve equals to or exceeds 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries. Legal reserves included in retained earnings are restricted from being used as dividend distributions.

The Corporation Law of Japan requires a company to obtain the approval of shareholders for transferring amounts between common stock and additional paid-in capital. The Corporation Law of Japan also permits a company to transfer an amount of common stock or additional paid-in capital to retained earnings in principle upon approval of shareholders.

Cash dividends are approved by the shareholders after the end of each fiscal period or are declared by the Board of Directors after the end of each interim six-month period. Such dividends are payable to shareholders of record at the end of each such fiscal or interim six-month period. At the Ordinary General Meeting of Shareholders held on June 26, 2012, the shareholders approved the declaration of a cash dividend (¥8.50 per share) on the common stock totaling ¥6,163 million ($75,158 thousand), which would be paid to shareholders of record as of March 31, 2012. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2012.

The amount of retained earnings legally available for dividend distribution is recorded in the Company’s non-consolidated books and amounts to ¥263,553 million ($3,214,061 thousand) as of March 31, 2012.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)

14. OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders’ equity are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2010:
Foreign currency translation adjustments	¥(13,753)	¥2	¥(13,751)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	1,132	(462)	670
Less - Reclassification adjustment for gains and losses realized in net income	(247)	101	(146)

Net unrealized gains and losses on securities	885	(361)	524

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(1,490)	612	(878)
Less - Reclassification adjustment for gains and losses realized in net income	159	(65)	94

Net unrealized gains and losses on derivatives	(1,331)	547	(784)

Pension liability adjustments:
Unrealized gains and losses arising during the year	7,830	(3,176)	4,654
Less - Reclassification adjustment for gains and losses realized in net income	3,897	(1,585)	2,312
Net unrealized gains and losses	11,727	(4,761)	6,966

Other comprehensive income (loss)	¥(2,472)	¥(4,753)	¥(7,045)

2011:
Foreign currency translation adjustments	¥(38,227)	¥20	¥(38,207)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,658)	676	(982)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076

Net unrealized gains and losses on securities	159	(65)	94

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(233)	95	(138)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127

Net unrealized gains and losses on derivatives	(19)	8	(11)

Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,047)	1,182	(1,865)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707
Net unrealized gains and losses	(252)	94	(158)

Other comprehensive income (loss)	¥(38,339)	¥57	¥(38,282)

2012:
Foreign currency translation adjustments	¥(14,897)	¥25	¥(14,872)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(2,963)	1,208	(1,755)
Less - Reclassification adjustment for gains and losses realized in net income	5,015	(2,045)	2,970

Net unrealized gains and losses on securities	2,052	(837)	1,215

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(78)	42	(36)
Less - Reclassification adjustment for gains and losses realized in net income	86	(35)	51

Net unrealized gains and losses on derivatives	8	7	15

Pension liability adjustments:
Unrealized gains and losses arising during the year	(33,235)	11,801	(21,434)
Less - Reclassification adjustment for gains and losses realized in net income	2,222	(873)	1,349
Net unrealized gains and losses	(31,013)	10,928	(20,085)

Other comprehensive income (loss)	¥(43,850)	¥10,123	¥(33,727)

	Thousands of U.S. Dollars
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2012
Foreign currency translation adjustments	$(181,671)	$305	$(181,366)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(36,134)	14,732	(21,402)
Less - Reclassification adjustment for gains and losses realized in net income	61,158	(24,939)	36,219
Net unrealized gains and losses on securities	25,024	(10,207)	14,817
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(951)	512	(439)
Less - Reclassification adjustment for gains and losses realized in net income	1,049	(427)	622
Net unrealized gains and losses on derivatives	98	85	183
Pension liability adjustments:
Unrealized gains and losses arising during the year	(405,305)	143,915	(261,390)
Less - Reclassification adjustment for gains and losses realized in net income	27,098	(10,647)	16,451
Net unrealized gains and losses	(378,207)	133,268	(244,939)

Other comprehensive income (loss)	$(534,756)	$123,451	$(411,305)

For the year ended March 31, 2012, unrealized gains and losses resulting from the pension liability adjustments was ¥(33,235) million ($(405,305) thousand).The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,698) million ($(81,683) thousand) and ¥4,476 million ($54,585 thousand), respectively. The tax benefits (expenses) mentioned above were ¥11,801 million ($143,915 thousand), ¥2,685 million ($32,744 thousand) and ¥(1,812) million ($(22,097) thousand), respectively.

For the year ended March 31, 2011, unrealized gains and losses resulting from the pension liability adjustments was ¥(3,047) million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,380) million and ¥3,585 million respectively. The tax benefits (expenses) mentioned above were ¥1,182 million, ¥2,542 million and ¥(1,454) million, respectively.

For the year ended March 31, 2010, unrealized gains and losses resulting from the pension liability adjustments was ¥7,830 million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(8,166) million and ¥4,269 million respectively. The tax benefits (expenses) mentioned above were ¥(3,176) million, ¥3,316 million and ¥(1,731) million, respectively.

Changes in accumulated other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders’ equity are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Foreign currency translation adjustments:
Beginning balance	¥(72,295)	¥(86,046)	¥(124,253)	$(1,515,280)
Change during the year	(13,751)	(38,207)	(14,872)	(181,366)

Ending balance	¥(86,046)	¥(124,253)	¥(139,125)	$(1,696,646)

Unrealized gains and losses on securities:
Beginning balance	¥1,848	¥2,372	¥2,466	$30,073
Change during the year	524	94	1,215	14,817

Ending balance	¥2,372	¥2,466	¥3,681	$44,890

Unrealized gains and losses on derivatives:
Beginning balance	¥(373)	¥(1,157)	¥(1,168)	$(14,244)
Change during the year	(784)	(11)	15	183

Ending balance	¥(1,157)	¥(1,168)	¥(1,153)	$(14,061)

Pension liability adjustments:
Beginning balance	¥(54,301)	¥(47,335)	¥(47,493)	$(579,183)
Change during the year	6,966	(158)	(20,085)	(244,939)

Ending balance	¥(47,335)	¥(47,493)	¥(67,578)	$(824,122)

Total accumulated other comprehensive income (loss):
Beginning balance	¥(125,121)	¥(132,166)	¥(170,448)	$(2,078,634)
Change during the year	(7,045)	(38,282)	(33,727)	(411,305)

Ending balance	¥(132,166)	¥(170,448)	¥(204,175)	$(2,489,939)

PER SHARE DATA	12 Months Ended
Mar. 31, 2012
PER SHARE DATA

15. PER SHARE DATA

Dividends per share shown in the consolidated statements of operations are computed based on dividends paid for the year.

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2010	2011	2012
Weighted average number of shares of common stock outstanding	725,613	725,555	725,483
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	13,739	—

Diluted shares of common stock outstanding	745,354	739,294	725,483

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd.	¥27,044	¥18,630	¥(44,560)	$(543,414)

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥27,019	¥18,592	¥(44,560)	$(543,414)

	Yen			U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥37.27	¥25.68	¥(61.42)	$(0.75)
Diluted	36.25	25.15	(61.42)	(0.75)

Euro Yen Zero Coupon Convertible Bonds was excluded as anti-dilutive for the year ended March 31, 2012 due to Ricoh incurring a net loss attributable to Ricoh Company, Ltd.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS

16. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

Ricoh enters into various derivative financial instrument contracts in the normal course of business in connection with the management of its assets and liabilities.

Ricoh uses derivative instruments to reduce risk and protect market value of assets and liabilities in conformity with Ricoh’s policy. Ricoh does not use derivative financial instruments for trading or speculative purposes, nor is it a party to leveraged derivatives.

All derivative instruments are exposed to credit risk arising from the inability of counterparties to meet the terms of the derivative contracts. However, Ricoh does not expect any counterparties to fail to meet their obligations because these counterparties are financial institutions with satisfactory credit ratings. Ricoh utilizes a number of counterparties to minimize the concentration of credit risk.

Foreign Exchange Risk Management

Ricoh conducts business on a global basis and holds assets and liabilities denominated in foreign currencies. Ricoh enters into foreign currency contracts and foreign currency options to hedge against the potentially adverse impacts of foreign currency fluctuations on those assets and liabilities denominated in foreign currencies.

Interest Rate Risk Management

Ricoh enters into interest rate swap agreements (including interest rate and currency swap agreements) to hedge against the potential adverse impacts of changes in fair value or cash flow fluctuations on interest of its outstanding debt.

Fair Value Hedges

Changes in the fair value of derivative instruments and the related hedged items designated and qualifying as fair value hedges are included in other (income) expenses on the consolidated statements of operations. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2010 and 2011 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Because hedging instruments and hedging items have expired during the year ended March 31, 2011, there are no fair value hedges as of March 31, 2012.

Cash Flow Hedges

Changes in the fair value of derivative instruments designated and qualifying as cash flow hedges are included in accumulated other comprehensive income (loss) on the consolidated balance sheets. These amounts are reclassified into earnings as interest on the hedged loans is paid. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2010, 2011 and 2012 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Ricoh expects that it will reclassify into earnings through other expenses during the next 12 months approximately ¥13 million ($159 thousand) of the balance of accumulated other comprehensive loss as of March 31, 2012.

Undesignated Derivative Instruments

Derivative instruments not designated as hedging instruments are held to reduce the risk relating to the variability in exchange rates on assets and liabilities denominated in foreign currencies. Changes in the fair value of these instruments are included in other (income) expenses on the consolidated statements of operations.

Contract amounts of derivative instruments at March 31, 2011 and 2012 are shown in the following tables:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Interest rate swap agreements	¥284,444	¥339,234	$4,137,000
Foreign currency contracts	210,958	190,543	2,323,695
Foreign currency options	3,555	27,657	337,280

The location and fair value amounts of derivative instruments in consolidated balance sheets at March 31, 2011 and 2012 are shown in the following tables:

Derivatives designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥4	¥—	$—	Lease deposits and other	¥—	¥45	$549

		2011	2012	2012		2011	2012	2012
Liability Derivatives
Interest rate swap agreements	Accrued expenses and other	¥73	¥452	$5,512	Deferred income taxes and other	¥2,766	¥1,526	$18,610

Derivatives not designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥—	¥—	$—	Lease deposits and other	¥—	¥—	$—
Foreign currency contracts		1,474	389	4,744		—	79	963
Foreign currency options		20	36	439		—	—	—

Total		¥1,494	¥425	$5,183		¥—	¥79	$963

		2011	2012	2012		2011	2012	2012
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥72	¥27	$329	Deferred income taxes and other	¥24	¥222	$2,707
Foreign currency contracts		3,189	3,112	37,951		477	3,188	38,878
Foreign currency options		64	1,056	12,878		—	—	—

Total		¥3,325	¥4,195	$51,158		¥501	¥3,410	$41,585

Total fair value amounts of derivative instruments

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2011	2012	2012
Total asset derivatives	¥1,498	¥549	$6,695
Total liability derivatives	¥6,665	¥9,583	$116,865

The location and amount of gains and losses related to derivatives reported in the consolidated statements of operations for the years ended March 31, 2010, 2011, 2012 are shown in the following tables.

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

	Millions of Yen
	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

Derivatives designated as hedging instruments for the year ended March 31, 2012

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(36)	Interest expense	¥(51)	—	¥—

	Thousands of U.S. Dollars
	Gain (loss) recognized in accumulated OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(439)	Interest expense	$(622)	—	$—

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2010	2011	2012	2012
Interest rate swap agreements	Other, net	¥(74)	¥67	¥(153)	$(1,866)
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(43)	1,446	(3,640)	(44,390)
Foreign currency options	Foreign currency exchange (gain) loss, net	1,145	254	(976)	(11,902)

Total		¥1,028	¥1,767	¥(4,769)	$(58,158)

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES

17. COMMITMENTS AND CONTINGENT LIABILITIES

As of March 31, 2012, Ricoh had outstanding contractual commitments for acquisition or construction of property, plant and equipment and other assets aggregating ¥45,218million ($551,439 thousand).

As of March 31, 2012, Ricoh was also contingently liable for certain guarantees including employees housing loans of ¥14 million ($171 thousand).

Ricoh made rental payments totaling ¥52,350 million, ¥46,718 million and ¥47,819 million ($583,159 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively, under cancelable and non-cancelable operating lease agreements for office space, warehouse, machinery and equipment.

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥22,650
2014	19,888
2015	14,224
2016	8,318
2017	4,661
2018 and thereafter	8,556

Total	¥78,297

As of March 31, 2012, the Company and certain subsidiaries were parties of litigation involving routine matters, such as patent rights. In the opinion of management, the ultimate liability, if any, resulting from such litigation will not materially affect the consolidated financial position or the results of operations of Ricoh.

Disclosures About the Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2012
Disclosures About the Fair Value of Financial Instruments

18. DISCLOSURES ABOUT THE FAIR VALUE OF FINANCIAL INSTRUMENTS

(a) Cash and cash equivalents, Time deposits, Trade receivables, Short-term borrowings, Current maturities of long-term indebtedness, Trade payables and Accrued expenses

The carrying amounts approximate fair values because of the short maturities of these instruments.

(b) Investment securities

The fair value of investment securities is principally based on quoted market price. Ricoh have not estimated the fair value of non-marketable equity securities, as it is not practicable. Because there were no quoted market prices for non-marketable equity securities and each security had different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs. The carrying amounts of non-marketable equity securities were ¥1,971 million and ¥1,837 million ($22,402 thousand) as of March 31, 2011 and 2012, respectively.

(c) Installment loans

The fair value of installment loans is based on the present value of future cash flows using the current interest rate for similar instruments of comparable maturity. Installment loans using inputs described above are classified as Level 2 under the Fair Value Measurement and Disclosure framework.

(d) Long-term indebtedness

The fair value of each of the long-term indebtedness instruments is based on the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar instruments of comparable maturity. Long-term indebtedness using inputs described above are classified as Level 2 under the Fair Value Measurement and Disclosure framework.

(e) Interest rate swap agreements

The fair value of interest rate swap agreements is mainly estimated by obtaining quotes from brokers.

(f) Foreign currency contracts and Foreign currency options

The fair value of foreign currency contracts and foreign currency options is mainly estimated by obtaining quotes from brokers.

The estimated fair value of the financial instruments as of March 31, 2011 and 2012 is summarized as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥48,909	¥48,909	¥45,470	¥45,470	$554,512	$554,512
Installment loans	72,634	73,769	83,361	84,441	1,016,598	1,029,768
Long-term indebtedness	(479,423)	(475,117)	(525,435)	(524,056)	(6,407,744)	(6,390,927)
Interest rate swap agreements, net	(2,931)	(2,931)	(2,182)	(2,182)	(26,609)	(26,609)
Foreign currency contracts, net	(2,192)	(2,192)	(5,832)	(5,832)	(71,122)	(71,122)
Foreign currency options, net	(44)	(44)	(1,020)	(1,020)	(12,439)	(12,439)

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENTS

19. FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level fair value hierarchy that prioritizes the inputs used to measure fair value is established. The three levels of inputs used to measure fair value are as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The following tables present the fair-value hierarchy levels of Ricoh’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2011 and 2012.

	Millions of Yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥38,243	¥—	¥—	¥38,243
Foreign equity securities	6,850	—	—	6,850
Foreign corporate bonds	1,845	—	—	1,845
Derivative instruments:
Interest rate swap agreements	—	4	—	4
Foreign currency contracts	—	1,474	—	1,474
Foreign currency options	—	20	—	20

Total assets	¥46,938	¥1,498	¥—	¥48,436

Liabilities:
Derivatives instruments:	—		—
Interest rate swap agreements	—	2,935	—	2,935
Foreign currency contracts	—	3,666	—	3,666
Foreign currency options	—	64	—	64

Total liabilities	¥—	¥6,665	¥—	¥6,665

	Millions of Yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥35,734	¥—	¥—	¥35,734
Foreign equity securities	6,120	—	—	6,120
Foreign corporate bonds	1,779	—	—	1,779
Derivative instruments:
Interest rate swap agreements	—	45	—	45
Foreign currency contracts	—	468	—	468
Foreign currency options	—	36	—	36

Total assets	¥43,633	¥549	¥—	¥44,182

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,227	—	2,227
Foreign currency contracts	—	6,300	—	6,300
Foreign currency options	—	1,056	—	1,056

Total liabilities	¥—	¥9,583	¥—	¥9,583

	Thousands of Dollars
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	$435,781	$—	$—	$435,781
Foreign equity securities	74,634	—	—	74,634
Foreign corporate bonds	21,695	—	—	21,695
Derivative instruments:
Interest rate swap agreements	—	549	—	549
Foreign currency contracts	—	5,707	—	5,707
Foreign currency options	—	439	—	439

Total assets	$532,110	$6,695	$—	$538,805

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	27,158	—	27,158
Foreign currency contracts	—	76,829	—	76,829
Foreign currency options	—	12,878	—	12,878

Total liabilities	$—	$116,865	$—	$116,865

Available-for-sale securities

Available-for-sale securities classified Level 1 in the fair value hierarchy contain marketable equity securities and bonds. Marketable equity securities and bonds are valued using a market approach based on the quoted market prices of identical instruments in active markets.

Derivative instruments

Ricoh uses foreign currency contracts, currency swap agreements, foreign currency options and interest rate swap agreements (including interest rate and currency swap agreements) to manage exposure to the variability of cash flow. These derivative instruments are classified as Level 2 in the fair value hierarchy, since they are valued using observable market data such as LIBOR-based yield curves.

Assets and liabilities measured at fair value on a non-recurring basis

During the year ended March 31, 2012, goodwill with a carrying amount of ¥27,491 million ($335,256 thousand) were written down to their fair value of ¥0 million ($0 thousand), resulting in an impairment charge of ¥27,491 million ($335,256 thousand), which was included in operating expenses in the consolidated statements of operations. Ricoh determined the fair value based on a combination of cost approach and market approach using unobservable inputs, such as estimated realization or liquidity level and discount rate, which considered prices and other relevant information generated by market transactions involving comparable assets and liabilities, and therefore this measurement is classified as Level 3.

During the year ended March 31, 2012, long-lived assets held and used with a carrying amount of ¥10,070 million ($122,805 thousand) were written down to their fair value of ¥0 million ($0 thousand), resulting in an impairment charge of ¥10,070 million ($122,805 thousand), which was included in cost of sales of ¥551 million ($6,720 thousand) and operating expenses of ¥9,519 million ($116,085 thousand) in the consolidated statements of operations. Ricoh determined the fair value by discounted cash flow method based upon the most recent business plan. These measurements are classified as Level 3 because significant unobservable inputs, such as projections of future cash flows, were considered in the fair value measurements.

During the year ended March 31, 2011, long-lived assets held and used with a carrying amount of ¥1,556 million were written down to their fair value of ¥714 million, resulting in an impairment charge of ¥842 million, which was included in cost of sales of ¥77 million and operating expenses of ¥765 million in the consolidated statements of operations. These measurements are classified as Level 3 because significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, were considered in the fair value measurements.

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables	12 Months Ended
Mar. 31, 2012
Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables

20. CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR DOUBTFUL RECEIVABLES

(a) Financing receivables and Allowance for doubtful receivables

The financial subsidiaries of the Company have financing receivables and Ricoh classifies them into three categories; “lease receivables”, “installment loans” and “installment receivables and other”. These receivables consist of a large number of smaller-balance homogenous loans, lease receivables and installment receivables. Financing receivables classified as “lease receivables” and “installment receivables and other” are resulting from sale and lease transactions of mainly office equipment. Financing receivables classified as “installment loans” are resulting from financial services.

Ricoh continuously monitors overdue financing receivables, which Ricoh considers as uncollectible risk receivables. For financing receivables with specific customer collection issues, Ricoh individually evaluates their collectability in order to determine the amount of allowance for doubtful receivables. For other financing receivables, Ricoh categorizes these receivables into groups by their nature and characteristics. Ricoh collectively evaluates the collectability by each group, using its historical experience of write-off and determines the amount of allowance for doubtful receivables.

Financing receivables and allowance for doubtful receivables as of March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total: Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,271	73,301	46,093	639,665

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥10,527	¥1,772	¥2,485	¥14,784

Charge-offs	(1,288)	(31)	(78)	(1,397)
Recoveries	(7)	—	—	(7)
Provision	(655)	6	195	(454)
Translation adjustments	(105)	—	(7)	(112)
Ending balance	¥8,472	¥1,747	¥2,595	¥12,814

Individually evaluated	2,069	662	2,061	4,792
Collectively evaluated	6,403	1,085	534	8,022

Financing receivables:
Individually evaluated	¥64,622	¥927	¥5,258	¥70,807
Collectively evaluated	548,209	84,181	42,194	674,584

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	$128,378	$21,610	$30,305	$180,293

Charge-offs	(15,708)	(378)	(951)	(17,037)
Recoveries	(85)	—	—	(85)
Provision	(7,988)	73	2,378	(5,537)
Translation adjustments	(1,280)	—	(86)	(1,366)
Ending balance	$103,317	$21,305	$31,646	$156,268

Individually evaluated	$25,232	$8,073	$25,134	$58,439
Collectively evaluated	78,085	13,232	6,512	97,829

Financing receivables:
Individually evaluated	$788,073	$11,305	$64,122	$863,500
Collectively evaluated	6,685,476	1,026,597	514,561	8,226,634

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134

(b) Age Analysis

Ricoh ascribes the fact of past due to credit quality indicators and classifies financing receivables into Overdue and Current.

Analysis of the age of the recorded financing receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,918	¥74,373	¥48,544	¥707,835
Overdue	7,433	33	1,661	9,127

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥608,336	¥84,274	¥45,049	¥737,659
Overdue	4,495	834	2,403	7,732

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,418,732	$1,027,731	$549,378	$8,995,841
Overdue	54,817	10,171	29,305	94,293

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134

RESTRUCTURING CHARGES	12 Months Ended
Mar. 31, 2012
RESTRUCTURING CHARGES

21. RESTRUCTURING CHARGES

Ricoh initiated restructuring activities in order to enhance competitiveness and improve profitability. For the year ended March 31, 2012, Ricoh recognized restructuring charges of ¥34,102 million ($415,878 thousand) in total, consisting of ¥26,533 million ($323,573 thousand) recorded by the Company and its domestic subsidiaries, and ¥7,569 million ($92,305 thousand) by the overseas subsidiaries.

Restructuring charges mainly consist of severance-related expenses which are included in cost of sales of ¥3,933 million ($47,963 thousand) and operating expenses of ¥30,169 million ($367,915 thousand) in the consolidated statements of operations.

The changes of the accrued restructuring charges for the year ended March 31, 2012 are as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Beginning balance	¥885	$10,793
Restructuring charges	34,102	415,878
Cash payments	(31,585)	(385,183)

Ending balance	¥3,402	$41,488

The following table represents significant restructuring activities for the year ended March 31, 2012:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Imaging & Solutions	¥29,737	$362,646
Industrial Products	1,426	17,390
Other	357	4,354
Corporate	2,582	31,488

Total	¥34,102	$415,878

Imaging & Solutions

Imaging & Solutions segment continued its restructuring activities, consisting mainly of voluntary early retirement in Japan and human resource optimization associated with IT system unification overseas.

Industrial Products, Other and Corporate

Industrial Products segment, Other segment and Corporate activities continued its restructuring activities, mainly consisting of voluntary early retirement.

SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2012
SEGMENT INFORMATION

22. SEGMENT INFORMATION

Ricoh’s operating segments are comprised of Imaging & Solutions, including copiers and related supplies, communications and information systems, Industrial Products, including thermal media and semiconductors, and Other, including digital cameras.

Segment profit (loss) is determined by subtracting cost of sales and selling, general and administrative expenses from sales, and is used by Ricoh’s chief operating decision maker in deciding how to allocate resources and in assessing performance. Segment profit (loss) excludes certain corporate expenses, such as costs related to human resources, legal relations, investor relations, public relations, corporate planning and environmental activities.

The following tables present certain information regarding Ricoh’s operating segments and geographic areas for the years ended March 31, 2010, 2011 and 2012. Intersegment sales are made at arm’s-length prices. No single customer accounted for 10% or more of the total revenues for the years ended as of March 31, 2010, 2011 and 2012.

(a) Operating Segment Information

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Segment sales:
Imaging & Solutions	¥1,789,717	¥1,712,630	¥1,670,772	$20,375,268
Industrial Products	106,128	112,243	101,315	1,235,549
Other	124,402	121,876	136,121	1,660,012
Intersegment transaction	(4,436)	(5,413)	(4,731)	(57,695)

Total segment sales	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

Segment profit (loss):
Imaging & Solutions	¥140,327	¥132,286	¥56,297	$686,549
Industrial Products	(1,355)	1,006	(1,742)	(21,244)
Other	(3,447)	(4,911)	(6,010)	(73,293)

Total segment profit	¥135,525	¥128,381	¥48,545	$592,012

Reconciling items:
Corporate expenses and elimination	¥(69,624)	¥(70,310)	¥(66,613)	$(812,354)
Interest and dividend income	3,471	2,985	3,129	38,159
Interest expense	(8,139)	(8,528)	(6,979)	(85,110)
Foreign currency exchange loss, net	(5,159)	(5,956)	(4,355)	(53,110)
Losses on impairment of securities	(169)	(1,844)	(5,012)	(61,122)
Other, net	1,177	(559)	(652)	(7,951)

Income before income taxes and equity in earnings of affiliates	¥57,082	¥44,169	¥(31,937)	$(389,476)

Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Total assets:
Imaging & Solutions	¥1,821,103	¥1,770,074	¥1,773,196	$21,624,341
Industrial Products	78,464	73,894	79,945	974,939
Other	89,342	80,527	108,701	1,325,622
Elimination	(1,250)	(1,664)	(1,724)	(21,024)
Corporate assets	390,324	332,733	329,240	4,015,122

Consolidated	¥2,377,983	¥2,255,564	¥2,289,358	$27,919,000

Expenditures for property, plant and equipment:
Imaging & Solutions	¥60,389	¥59,282	¥66,110	$806,219
Industrial Products	3,325	3,235	3,095	37,744
Other	1,553	2,487	2,730	33,293
Corporate assets	1,619	1,871	1,336	16,293

Consolidated	¥66,886	¥66,875	¥73,271	$893,549

Expenditures for intangible fixed assets:
Imaging & Solutions	¥9,051	¥10,670	¥8,916	$108,732
Industrial Products	258	434	157	1,915
Other	1,246	1,672	1,401	17,085
Corporate assets	2,828	6,031	4,030	49,146

Consolidated	¥13,383	¥18,807	¥14,504	$176,878

Depreciation of property, plant and equipment:
Imaging & Solutions	¥62,497	¥59,261	¥58,034	$707,732
Industrial Products	4,385	4,190	3,132	38,195
Other	1,922	2,044	2,620	31,951
Corporate assets	1,590	1,736	1,198	14,610

Consolidated	¥70,394	¥67,231	¥64,984	$792,488

Amortization of intangible fixed assets:
Imaging & Solutions	¥21,955	¥19,320	¥18,594	$226,756
Industrial Products	683	625	705	8,597
Other	1,224	1,226	1,188	14,488
Corporate assets	4,751	5,275	5,666	69,098

Consolidated	¥28,613	¥26,446	¥26,153	$318,939

Corporate assets consist primarily of cash and cash equivalents and securities maintained for general corporate purposes.

(b) Net Sales by Product Category

Information for net sales by product category is as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Imaging & Solutions	¥1,789,717	¥1,712,630	¥1,670,772	$20,375,268
Imaging Solutions	1,614,347	1,531,219	1,471,827	17,949,110
Network System Solutions	175,370	181,411	198,945	2,426,158
Industrial Products	101,692	106,830	96,584	1,177,854
Other	124,402	121,876	136,121	1,660,012

Total net sales	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

Each category includes the following product line:

Imaging Solutions: Digital PPCs, color PPCs, digital duplicators, facsimile machines, analog PPCs, diazo copiers, scanners, MFPs (multifunctional printers), laser printers, production printing products and software

Network System Solutions: Personal computers, servers, network systems and network related software

Industrial Products: Thermal media, optical equipment, semiconductor devices, electronic components and measuring equipment

Other: Digital cameras

Net sales of products mainly used in offices, such as Digital PPCs, color PPCs, digital duplicators, facsimile machines, analog PPCs, diazo copiers, scanners, MFPs and laser printers, comprised approximately 90% of Imaging Solutions net sales for the years ended March 31, 2010, 2011 and 2012.

(c) Geographic Information

Net sales based on the location of customers and long-lived assets consisting of property, plant and equipment as of and for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net sales:
Japan	¥876,498	¥875,819	¥886,425	$10,810,061
The Americas	558,942	520,000	468,728	5,716,195
Europe	456,563	415,189	408,542	4,982,219
Other	123,808	130,328	139,782	1,704,659

Consolidated	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

The United States (included in The Americas)	¥484,838	¥445,433	¥396,876	$4,839,951

Property, plant and equipment:
Japan	¥199,936	¥201,841	¥199,663	$2,434,915
The Americas	24,560	24,823	27,527	335,695
Europe	16,628	19,401	21,527	262,524
Other	21,957	18,753	19,810	241,585

Consolidated	¥263,081	¥264,818	¥268,527	$3,274,719

The United States (included in The Americas)	20,998	20,086	23,210	283,049

Apart from Japan and the United States, net sales and long-lived assets in any individual country are less than 10% of consolidated net sales and consolidated tangible long-lived assets.

Uncertainty surrounding the sovereign debt of several European countries has negatively affected consumer spending trends in Europe and in the global economy generally and may continue to have an adverse impact on economic conditions, including in Japan. Economic downturns have been, and may continue to be, characterized by diminished product and service demand.

Supplementary Information to the Statement of Income	12 Months Ended
Mar. 31, 2012
Supplementary Information to the Statement of Income

23. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF OPERATIONS

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2010, 2011 and 2012:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Research and development costs	¥109,346	¥110,553	¥119,027	$1,451,549
Advertising costs	9,130	10,858	10,875	132,622
Shipping and handling costs	17,212	19,935	22,830	278,415

EFFECT OF THE GREAT EAST JAPAN EARTHQUAKE AND FLOODS IN THAILAND	12 Months Ended
Mar. 31, 2012
EFFECT OF THE GREAT EAST JAPAN EARTHQUAKE AND FLOODS IN THAILAND

24. EFFECT OF THE GREAT EAST JAPAN EARTHQUAKE AND FLOODS IN THAILAND

As a result of the Great East Japan Earthquake on March 11, 2011, Ricoh recorded costs and expenses of ¥4,978 million in total for the year ended March 31, 2011, consisting of the followings.

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	¥—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

The following is breakdown of these costs and expenses by operating segments and corporate.

Millions of Yen
2011
Imaging & Solutions	¥4,516
Industrial Products	80
Other	139
Corporate	243

Ending balance	¥4,978

In addition to above, Ricoh experienced idle production facilities or production levels below a normal capacity. In periods of abnormally low production, unallocated overhead costs were expensed in the period in which they were incurred. Ricoh recognized unallocated overhead costs of ¥1,057 million as cost of sales for the year ended March 31, 2011. The costs in Imaging & Solutions and Industrial products operating segment were ¥1,005 million and ¥52 million, respectively.

The effect of the Great East Japan Earthquake for the year ended March 31, 2012 is mainly for loss of business opportunity and cost increase of air freight for urgent delivery. Direct effect to assets and production activity for the year ended March 31, 2012 was immaterial.

Floods in Thailand in summer of 2011 also affected but the direct effect to Ricoh’s production activity for the year ended March 31, 2012 was immaterial.

Ricoh Company, Ltd. and Consolidated Subsidiaries

Schedule II. - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2012
Schedule II. - Valuation and Qualifying Accounts and Reserves

Schedule II. – Valuation and Qualifying Accounts and Reserves

For the Three Years Ended March 31, 2010, 2011 and 2012

	(Millions of Yen)
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions(2)(3)	Translation adjustments	Balance at end of period
For the year ended March 31, 2010:
Allowance for doubtful receivables(1):
Trade receivables	21,499	1,644	—	(5,637)	(598)	16,908
Finance receivables	11,526	5,566	—	(5,130)	(43)	11,919
Deferred tax assets valuation allowance	22,910	11,678	—	(3,268)	(1,128)	30,192
For the year ended March 31, 2011:
Allowance for doubtful receivables(1):
Trade receivables	16,908	3,111	—	(2,472)	(783)	16,764
Finance receivables	11,919	3,132	—	(2,596)	(156)	12,299
Deferred tax assets valuation allowance	30,192	11,164	—	(1,185)	(3,037)	37,134
For the year ended March 31, 2012:
Allowance for doubtful receivables(1):
Trade receivables	16,764	1,528	—	(1,485)	(427)	16,380
Finance receivables	12,299	(656)	—	(1,319)	(105)	10,219
Deferred tax assets valuation allowance	37,134	11,860	—	(6,300)	(141)	42,553

Notes:

(1)	See Note 2(g) to Consolidated Financial Statements.
(2)	Receivables - Write-offs
(3)	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2012
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements of Ricoh have been prepared in conformity with U.S. generally accepted accounting principles.

The accompanying consolidated financial statements for each of the years in the three-year period ended March 31, 2012 are presented in Japanese yen, the functional currency of the Company and its domestic subsidiaries. The translation of Japanese yen amounts into U.S. Dollar equivalents as of and for the year ended March 31, 2012 is included solely for the convenience of readers outside Japan and has been made using the exchange rate of ¥82 to US$1, the approximate rate of exchange prevailing at the Federal Reserve Board on March 31, 2012.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries and variable interest entity (“VIE”) which Ricoh is a primary beneficiary. Investments in entities in which Ricoh has the ability to exercise significant influence over the entities’ operating and financial policies (generally 20% to 50% ownership) are accounted for on an equity basis. All significant inter-company balances and transactions have been eliminated in consolidation.

During the fiscal year ended March 31, 2012, certain subsidiaries of the Company changed their fiscal year-ends from December 31 to March 31. As a result, Ricoh eliminated the previously existing three months difference between the reporting periods of the Company and the subsidiaries in the consolidated financial statements. Prior-year consolidated financial statements have been retrospectively adjusted in order to reflect the elimination of the lag period.

The effect of the retrospective application is as follows.

	Millions of Yen
	2010		2011
	As originally reported	As adjusted	As originally reported	As adjusted
Net sales	¥2,016,337	¥2,015,811	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	57,524	57,082	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	27,873	27,044	19,650	18,630
Total equity	—	—	982,764	978,130
Total assets	—	—	2,262,396	2,255,564
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic(yen)	38.41	37.27	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	37.36	36.25	26.53	25.15

Revenue Recognition

(c) Revenue Recognition

Ricoh generates revenue principally through the sale of equipment, supplies and related services under separate contractual arrangements for each. Ricoh recognizes revenue when (1) it has a firm contract, (2) the product has been shipped to and accepted by the customer or the service has been provided, (3) the sales price is fixed or determinable and (4) amounts are reasonably assured of collection.

Products sales are recognized at the time of delivery and installation at the customer location. Equipment revenues are based on established prices by product type and model and are net of discounts. A sales return is accepted only when the equipment is defective and does not meet Ricoh’s product performance specifications. Other than installation, there are no customer acceptance clauses in the sales contract.

Post sales and rentals result primarily from maintenance contracts that are normally entered into at the time the equipment is sold. Standard service fee prices are established depending on equipment classification and include a cost value for the estimated services to be performed based on historical experience plus a profit margin thereon. As a matter of policy, Ricoh does not discount such prices. On a monthly basis, maintenance service revenues are earned and recognized by Ricoh and billed to the customer in accordance with the contract and include a fixed monthly fee plus a variable amount based on usage. The length of the contract ranges up to five years; however, most contracts are cancelable at any time by the customer upon a short notice period. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized over the lease term.

Ricoh enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price if both of the following criteria are met: the delivered item(s) has value to the customer on a stand-alone basis; and the delivery of the undelivered item must be probable and controlled by Ricoh if the arrangement includes the right of return. If these criteria are not met, revenue is deferred until the undelivered elements are fulfilled and accounted for as a single unit of accounting.

Revenue from the sale of equipment under sales-type leases is recognized as product sales at the inception of the lease. Other revenue consists primarily of interest income on sales-type leases and direct-financing leases, which are recognized as other revenue over the life of each respective lease using the interest method.

Foreign Currency Translation

(d) Foreign Currency Translation

For foreign operations with functional currencies other than the Japanese yen, assets and liabilities are translated at the exchange rates in effect at each fiscal year-end, and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The resulting translation adjustments are included as a part of accumulated other comprehensive income (loss) in equity.

All foreign currency transaction gains and losses are included in other income and expenses in the period incurred.

Cash Equivalents

(e) Cash Equivalents

Cash and cash equivalents include highly liquid investments such as certificates of deposits (CD) and time deposits with maturities of three months or less.

In addition, short term investments such as money management funds (MMF) and free financial funds (FFF) with maturities of three months or less are also classified into cash and cash equivalents, as they are readily convertible to cash and present insignificant risk of changes in value.

Derivative Financial Instruments and Hedging Activities

(f) Derivative Financial Instruments and Hedging Activities

As discussed further in Note 16, Ricoh manages its exposure to certain market risks, primarily foreign currency and interest rate risks, through the use of derivative instruments. As a matter of policy, Ricoh does not enter into derivative contracts for trading or speculative purposes.

Ricoh recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. When Ricoh enters into a derivative contract, it makes a determination as to whether or not for accounting purposes the derivative is part of a hedging relationship. In general, a derivative may be designated as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment (“fair value hedge”), (2) a hedge of the variability of the expected cash flows associated with an existing asset or liability or a forecasted transaction (“cash flow hedge”), or (3) a foreign currency fair value or cash flow hedge (“foreign currency hedge”). Ricoh formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions.

For derivative contracts that are designated and qualify as fair value hedges including foreign currency fair value hedges, the derivative instrument is marked-to-market with gains and losses recognized in current period earnings to offset the respective losses and gains recognized on the change in fair value of the hedged item. For derivative contracts that are designated and qualify as cash flow hedges including foreign currency cash flow hedges, the effective portion of gains and losses on these contracts is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same period the hedged item or transaction affects earnings. Any hedge ineffectiveness on cash flow hedges is immediately recognized in earnings. For all derivative instruments that are not designated as part of a hedging relationship and for designated derivative instruments that do not qualify for hedge accounting, the contracts are recorded at fair value with the gain or loss recognized in current period earnings.

Allowance for Doubtful Trade Receivables and Finance Receivables

(g) Allowance for Doubtful Trade Receivables and Finance Receivables

Ricoh records allowances for doubtful receivables that are based upon historical experience and specific customer collection issues. The estimated amount of probable credit losses in its existing receivables is determined from write-off history adjusted to reflect current economic conditions and specific allowances for receivables including nonperforming leases, impaired loans or other accounts for which Ricoh has concluded it will be unable to collect all amounts due according to original terms of the lease or loan agreement. Account balances net of expected recovery from available collateral are charged-off against the allowances when collection is considered remote.

Securities

(h) Securities

Ricoh’s investments in debt and marketable equity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related taxes, reported in accumulated other comprehensive income (loss).

Individual securities classified as available-for-sale securities are reduced to fair market value by a charge to income for other than temporary declines in value. Factors considered in assessing whether an indication of other than temporary impairment exists with respect to available-for-sale securities include: financial condition and near term prospects of issuer and intent and ability of Ricoh to retain its investments for a period of time sufficient to allow for any anticipated recovery in market value.

The cost of the securities sold is computed based on the average cost of each security held at the time of sale.

Investments in affiliated companies over which Ricoh has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities owned by Ricoh primarily relate to less than 20% owned companies and funds are stated at cost unless indication of impairment exist, which require the investment to be written down to its estimated fair value.

Inventories	(i) Inventories Inventories are mainly stated at the lower of average cost or market. Inventory costs include raw materials, labor and manufacturing overheads.
Property, Plant and Equipment

(j) Property, Plant and Equipment

Property, plant and equipment are stated at cost. For the Company and its domestic subsidiaries, depreciation of property, plant and equipment is computed principally by using the declining-balance method over the estimated useful lives. Most of the foreign subsidiaries have adopted the straight-line method for computing depreciation. The depreciation period generally ranges from 5 years to 50 years for buildings and 2 years to 12 years for machinery and equipment.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts, and any differences are included in earnings.

Capitalized Software Costs

(k) Capitalized Software Costs

Ricoh capitalizes certain internal and external costs incurred to acquire or create internal use software during the application development stage as well as upgrades and enhancements that result in additional functionality. The capitalized software is amortized on a straight line basis generally from 3 years to 10 years.

Goodwill and Other Intangible Assets

(l) Goodwill and Other Intangible Assets

Goodwill is not amortized and is required to be tested at least annually for impairment. Acquired intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment when an indication of impairment is identified. Other intangible assets with definite useful lives, consisting primarily of software, customer relationships and trademarks are amortized on a straight line basis over 1 year to 20 years. Any acquired intangible assets determined to have an indefinite useful life are not amortized, but instead are tested annually for impairment based on its fair value until its life would be determined to no longer be indefinite. In performing the goodwill impairment test, Ricoh utilizes the two-step approach prescribed. The first step requires a comparison of the carrying amount of the reporting units to the fair value of these units. If the carrying amount of a reporting unit exceeds its fair value, Ricoh will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

Ricoh completed its annual impairment assessment of goodwill and indefinite-lived intangible assets for the years ended March 31, 2010, 2011 and 2012.

Pension and Retirement Allowances Plans

(m) Pension and Retirement Allowances Plans

Ricoh recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The expected long-term rate of return on plan assets used for pension accounting is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed-income investments currently available and expected to be available during the period to maturity of the pension benefits.

Income Taxes

(n) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Ricoh recognizes the effects of tax positions when it is expected to be more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authority. Tax benefits that meet the more likely than not recognition threshold are measured at the largest amount that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of operations.

Research and Development Expenses and Advertising Costs	(o) Research and Development Expenses and Advertising Costs Research and development expenses and advertising costs are expensed as incurred.
Shipping and Handling Costs

(p) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in selling, general and administrative expenses in the consolidated statements of operations.

Impairment or Disposal of Long-Lived Assets

(q) Impairment or Disposal of Long-Lived Assets

Long-lived assets and acquired intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset or asset group to the expected future undiscounted net cash flows of the asset or asset group. If an asset or asset group is considered to be impaired, the impairment charge to be recognized is measured as the amount by which the carrying amount of the asset or asset group exceeds fair value. Long-lived assets meeting the criteria to be considered as held for sale are reported at the lower of their carrying amount or fair value less costs to sell.

Net Income Attributable to Ricoh Company, Ltd. per Share

(r) Net Income Attributable to Ricoh Company, Ltd. per Share

Basic net income attributable to Ricoh Company, Ltd. per share of common stock is calculated by dividing net income attributable to Ricoh Company, Ltd. by the weighted-average number of shares of common stock outstanding during the period. The calculation of diluted net income attributable to Ricoh Company, Ltd. per share of common stock is similar to the calculation of basic net income attributable to Ricoh Company, Ltd. per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds.

Non-cash Investing and Financing Transactions

(s) Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Debt assumed in connection with business acquisition	¥3,941	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	¥20,229	—	—

Use of Estimates

(t) Use of Estimates

Management of Ricoh has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of fair value of financial instruments and contingent assets and liabilities, to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Ricoh has identified seven areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are determination of the allowance for doubtful receivables, impairment of securities, impairment of long-lived assets including goodwill, uncertain tax positions, realizability of deferred tax assets, the valuation of assets and liabilities in business combinations and pension accounting.

Recently Adopted New Accounting Standards

(u) Recently Adopted New Accounting Standards

In May 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-04. This ASU amends and clarifies certain existing fair value measurements guidance, including consistent definition of fair value. This ASU expands the disclosure requirements for Level 3 fair value measurements, including for transfers into and out of Level 3 of the fair value hierarchy. In addition, it requires disclosure of the fair value hierarchy level for financial instruments not recorded at fair value but for which disclosure of fair value is required. It is effective for interim and fiscal years beginning after December 15, 2011, and was adopted by Ricoh in the fourth quarter beginning January 1, 2012. The adoption of ASU 2011-04 resulted in expanded fair value disclosures, which can be found in Note 18 and Note 19.

New Accounting Standards Not Yet Adopted

(v) New Accounting Standards Not Yet Adopted

In June 2011, the FASB issued ASU 2011-05. This ASU requires an entity to present net income and other comprehensive income either in a single continuous statement or in two separate, but consecutive, statements. This ASU also requires separate presentation in both net income and other comprehensive income of reclassification adjustments for items that are reclassified from other comprehensive income to net income. The new guidance does not change the items reported in other comprehensive income. In December 2011, The FASB issued ASU 2011-12. This ASU defers the effective date for only the presentation requirements related to reclassifications in ASU 2011-5. All other requirements in ASU 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Both ASU’s are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with retrospective application to prior periods. Management has not yet determined which method of presentation the Company will use when it adopts this ASU.

In December 2011, the FASB issued ASU 2011-11. This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). It is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. Retrospective application is required and early adoption is permitted. Management believes the adoption of ASU 2011-11 will not have a material effect on Ricoh’s consolidated financial position.

Reclassifications	(w) Reclassifications Certain reclassifications have been made to the prior years’ financial statements to conform with the current year’s presentation.

SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Effect of Retrospective Application

The effect of the retrospective application is as follows.

	Millions of Yen
	2010		2011
	As originally reported	As adjusted	As originally reported	As adjusted
Net sales	¥2,016,337	¥2,015,811	¥1,942,013	¥1,941,336
Income before income taxes and equity in earnings of affiliates	57,524	57,082	45,400	44,169
Net income attributable to Ricoh Company, Ltd.	27,873	27,044	19,650	18,630
Total equity	—	—	982,764	978,130
Total assets	—	—	2,262,396	2,255,564
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic(yen)	38.41	37.27	27.08	25.68
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	37.36	36.25	26.53	25.15

Schedule of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Debt assumed in connection with business acquisition	¥3,941	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	¥20,229	—	—

Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Ricoh's Lease Receivables

Information pertaining to Ricoh’s lease receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Future minimum lease payments to be received	¥624,321	¥645,010	$7,865,976
Estimated non-guaranteed residual values	8,750	8,954	109,195
Unearned income	(40,720)	(41,133)	(501,622)
Allowance for doubtful receivables	(10,527)	(8,472)	(103,317)

Lease receivables, net	581,824	604,359	7,370,232
Less - Current portion of lease receivable, net	(202,938)	(212,101)	(2,586,598)

Amounts due after one year, net	¥378,886	¥392,258	$4,783,634

Schedule Of Minimum Lease Payments On Operating Leases

As of March 31, 2012, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2013	¥230,153
2014	173,413
2015	124,895
2016	76,136
2017	32,075
2018 and thereafter	8,338

Total	¥645,010

Schedule Of Loan Activities

finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
New loans	¥15,392	¥15,465	¥22,222	$271,000
Repayment of outstanding loans	8,586	9,777	11,519	140,476

Schedule Of Key Economic Assumptions Used In Measuring The Fair Value Of Retained Interests Related To The Securitization Transactions

consolidated balance sheet. The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥8,460	¥15,487	$188,866
Long-term finance receivables, net	15,849	30,225	368,598
Current maturities of long-term indebtedness	7,044	12,487	152,280
(Including secured loans caused by lease transactions)	(3,107)	(11,835)	(144,329)
Long-term indebtedness	13,197	24,371	297,207
(Including secured loans caused by lease transactions)	(5,820)	(23,096)	(281,659)

Schedule Of Certain Cash Flows Received From And Paid To SPE For All Securitization Activities

The following table summarizes certain cash flows received from and paid to the SPE for all securitization activities of which lease receivables had been derecognized, for the year ended March 31, 2010:

Millions of Yen
2010
Servicing fees received	¥11
Repurchases of delinquent or ineligible assets	1,606
Transferred lease receivables, net of retained interest	8,811
Repurchases of terminated securitization of assets	—
Payments by terminating revolving securitization of assets	1,141

Ricoh's Foreign Subsidiaries Transferred Lease Receivables
Schedule Of Assets And Liabilities Accounted For As Secured Loans

of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Current maturities of long-term finance receivables, net	¥1,686	¥1,397	$17,037
Long-term finance receivables, net	6,827	6,919	84,378
Current maturities of long-term indebtedness	1,686	1,397	17,037
Long-term indebtedness	6,827	6,919	84,378

INVESTMENT SECURITIES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Current And Noncurrent Securities

Securities as of March 31, 2011 and 2012 consist of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Non-current:
Available-for-sale securities	¥46,938	¥43,633	$532,110
Non-marketable equity securities	1,971	1,837	22,402

	¥48,909	¥45,470	$554,512

Schedule Of Available For Sale Securities

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen								Thousands of U.S. Dollars
	2011				2012				2012
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,765	¥4,655	¥327	¥45,093	¥35,489	¥6,590	¥225	¥41,854	$432,793	$80,366	$2,744	$510,415
Corporate debt securities	1,802	43	—	1,845	1,697	82	—	1,779	20,695	1,000	—	21,695

	¥42,567	¥4,698	¥327	¥46,938	¥37,186	¥6,672	¥225	¥43,633	$453,488	$81,366	$2,744	$532,110

Schedule Of Noncurrent Available For Sale Securities By Length Securities Have Been In Unrealized Loss Position

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Millions of Yen
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	¥781	¥129	¥467	¥96	¥1,248	¥225

	Thousands of U.S. Dollars
	March 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current:
Available-for-sale:
Equity securities	$9,524	$1,573	$5,695	$1,171	$15,220	$2,744

Schedule Of Contractual Maturities Of Debt Securities

The contractual maturities of debt securities classified as available-for-sale securities as of March 31, 2012, regardless of their balance sheet classification, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥537	¥539	$6,549	$6,573
Over five years	1,160	1,240	14,146	15,122

	¥1,697	¥1,779	$20,695	$21,695

GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Intangible Assets Subject To Amortization And For Intangible Assets Not Subject To Amortization

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥147,204	¥(88,653)	¥58,551	¥154,358	¥(99,252)	¥55,106
Trademarks and customer relationships	86,074	(33,383)	52,691	62,791	(20,712)	42,079
Other	36,011	(18,007)	18,004	28,802	(13,894)	14,908

Total	269,289	(140,043)	129,246	245,951	(133,858)	112,093

Other intangible assets not subject to amortization			817			821

Total other intangible assets			¥130,063			¥112,914

	Thousands of U.S. Dollars
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	$1,882,415	$(1,210,391)	$672,024
Trademarks and customer relationships	765,744	(252,585)	513,159
Other	351,244	(169,439)	181,805

Total	2,999,403	(1,632,415)	1,366,988

Other intangible assets not subject to amortization			10,012

Total other intangible assets			$1,377,000

Schedule Of Future Amortization Expense

respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2012:

Years ending March 31	Millions of Yen
2013	¥22,620
2014	18,896
2015	13,282
2016	10,891
2017	9,355

Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2011 and 2012 are as follows:

	Millions of Yen
	2011			2012
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance	¥246,359	¥—	¥246,359	¥221,092	¥—	¥221,092
Goodwill acquired during the year	546	—	546	3,254	3,726	6,980
Impairment	—	—	—	(27,491)	—	(27,491)
Translation adjustments and other	(25,813)	—	(25,813)	(5,330)	—	(5,330)

Ending balance
Goodwill - gross	221,092	—	221,092	220,103	3,726	223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	¥221,092	¥—	¥221,092	¥191,525	¥3,726	¥195,251

	Thousands of U.S. Dollars
	2012
	Imaging & Solutions	Other	Total
Beginning balance	$2,696,244	$—	$2,696,244
Goodwill acquired during the year	39,683	45,439	85,122
Impairment	(335,256)	—	(335,256)
Translation adjustments and other	(65,000)	—	(65,000)

Ending balance
Goodwill - gross	2,684,183	45,439	2,729,622
Accumulated impairment	(348,512)	—	(348,512)
Goodwill	$2,335,671	$45,439	$2,381,110

Schedule Of Aggregate Cost And Related Accumulated Amortization For Certain Finite Lived Assets

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011
Aggregate cost	¥7,578	¥7,627	$93,012
Accumulated amortization	6,004	6,299	76,817

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income (Loss) Before Income Taxes And Equity In Earnings Of Affiliates And Provision For Income Taxes

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥58,710	¥(11,415)	¥(21,001)	$(256,110)
Foreign	(1,628)	55,584	(10,936)	(133,366)

	¥57,082	¥44,169	¥(31,937)	$(389,476)

Provision for income taxes:
Current:
Domestic	¥26,897	¥(2,821)	¥13,302	$162,219
Foreign	647	24,322	19,007	231,793

	27,544	21,501	32,309	394,012

Deferred:
Domestic	(3,281)	415	(15,443)	(188,329)
Foreign	3,802	494	(8,643)	(105,403)

	521	909	(24,086)	(293,732)

Consolidated provision for income taxes	¥28,065	¥22,410	¥8,223	$100,280

Schedule Of Total Income Taxes Allocation

income taxes are allocated as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Provision for income taxes relating to continuing operations	¥28,065	¥22,410	¥8,223	$100,280
Equity:
Foreign currency translation adjustments	(2)	(20)	(25)	(305)
Net unrealized gains and losses on securities	361	65	837	10,207
Net unrealized gains and losses on derivatives	(547)	(8)	(7)	(85)
Pension liability adjustments	4,761	(94)	(10,928)	(133,268)

Total	¥32,638	¥22,353	¥(1,900)	$(23,171)

Schedule Of Reconciliation To Effective Tax Rate

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2010	2011	2012
Statutory tax (benefit) rate	41%	41%	(41)%
Nondeductible expenses	2	5	6
Change in valuation allowance	14	22	25
Tax credit for research and development	(8)	(2)	—
Unrecognized tax benefits	(1)	0	14
Taxes on undistributed earnings of foreign subsidiaries	3	0	1
Prior period tax accrual adjustment	(2)	0	(9)
Difference in statutory tax rates of foreign subsidiaries	(3)	(13)	(4)
Nondeductible goodwill impairment loss	—	—	13
Change in tax law and rate	—	—	23
Other, net	3	(2)	(2)

Effective tax rate	49%	51%	26%

Schedule Of Tax Effects Of Temporary Differences And Carryforwards

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued expenses	¥22,176	¥20,126	$245,439
Property, plant and equipment	4,560	5,049	61,573
Accrued pension and severance costs	56,130	60,436	737,024
Net operating loss carryforwards	36,410	51,895	632,866
Goodwill and other intangible assets	—	6,453	78,695
Other	22,084	25,354	309,196

Total gross deferred tax assets	141,360	169,313	2,064,793
Less - Valuation allowance	(37,134)	(42,553)	(518,939)

Total deferred tax assets	104,226	126,760	1,545,854

Deferred tax liabilities:
Sales-type leases	(2,482)	(1,375)	(16,768)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,011)	(9,770)	(119,146)
Net unrealized gains and losses on securities	(1,993)	(2,815)	(34,329)
Basis difference of acquired intangible assets	(19,889)	(15,531)	(189,402)
Other	(6,811)	(4,778)	(58,270)

Total deferred tax liabilities	(43,186)	(34,269)	(417,915)

Net deferred tax assets	¥61,040	¥92,491	$1,127,939

Schedule Of Net Deferred Tax Assets

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued expenses	¥22,176	¥20,126	$245,439
Property, plant and equipment	4,560	5,049	61,573
Accrued pension and severance costs	56,130	60,436	737,024
Net operating loss carryforwards	36,410	51,895	632,866
Goodwill and other intangible assets	—	6,453	78,695
Other	22,084	25,354	309,196

Total gross deferred tax assets	141,360	169,313	2,064,793
Less - Valuation allowance	(37,134)	(42,553)	(518,939)

Total deferred tax assets	104,226	126,760	1,545,854

Deferred tax liabilities:
Sales-type leases	(2,482)	(1,375)	(16,768)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,011)	(9,770)	(119,146)
Net unrealized gains and losses on securities	(1,993)	(2,815)	(34,329)
Basis difference of acquired intangible assets	(19,889)	(15,531)	(189,402)
Other	(6,811)	(4,778)	(58,270)

Total deferred tax liabilities	(43,186)	(34,269)	(417,915)

Net deferred tax assets	¥61,040	¥92,491	$1,127,939

Net deferred tax assets as of March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred income taxes and other (Current assets)	¥47,967	¥52,369	$638,646
Lease deposits and other (Investments and other assets)	35,707	53,343	650,524
Accrued expenses and other (Current liabilities)	(3,188)	(2,957)	(36,060)
Deferred income taxes and other (Long-term liabilities)	(19,446)	(10,264)	(125,171)

Total	¥61,040	¥92,491	$1,127,939

Reconciliation Of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥11,816	¥12,050	¥10,453	$127,476
Additions for tax positions of current year	473	12	4,588	55,950
Additions for tax positions of prior years	1,573	148	1,692	20,634
Reductions for tax positions of prior years	(519)	(313)	(269)	(3,280)
Settlements	(628)	(243)	(103)	(1,256)
Effect of exchange rate changes	(665)	(1,201)	(68)	(829)

Ending balance	¥12,050	¥10,453	¥16,293	$(198,695)

Short-Term Borrowings (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Short Term Borrowings

Short-term borrowings as of March 31, 2011 and 2012 consist of the followings:

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011	2012	2012
Borrowings, principally from banks	0.8%	0.9%	¥24,128	¥33,667	$410,574
Commercial paper	0.3	0.1	14,967	77,605	946,402

			¥39,095	¥111,272	$1,356,976

Long-Term Indebtedness (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Long-Term Indebtedness

Long-term indebtedness as of March 31, 2011 and 2012 consists of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥—	$—
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	609,756
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	182,927
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000	487,805
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000	243,902
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,677	2,411	29,403
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,941	1,921	23,428
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	426,829
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	243,902
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000	243,902
Euro Yen Zero Coupon Convertible Bonds, due December 2011	2,221	—	—

Total bonds	226,839	204,332	2,491,854

Unsecured loans-
Banks and insurance companies,
weighted average	1.11%	0.95%	—
due through 2017	331,941	379,135	4,623,598

Secured loans-
Banks, insurance companies and other financial institution,
weighted average	0.01%	0.01%	—
due through 2014	633	447	5,451

Long-term indebtedness caused by lease transactions (see Note 4)	28,754	45,174	550,902

Capital lease obligations (see Note 8)	2,362	1,507	18,378

Total	590,529	630,595	7,690,183
Less - Current maturities included in current liabilities	(111,106)	(105,160)	(1,282,439)

	¥479,423	¥525,435	$6,407,744

Summary Of Aggregate Annual Maturities Of Long-Term Indebtedness

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥105,160
2014	157,737
2015	161,354
2016	87,357
2017	78,415
2018 and thereafter	40,572

Total	¥630,595

PENSION AND RETIREMENT ALLOWANCE PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Changes In The Benefit Obligations And Plan Assets Of The Pension Plans

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥274,880	¥275,690	$3,362,073
Service cost	10,819	11,023	134,427
Interest cost	5,705	5,509	67,183
Actuarial loss	1,549	14,068	171,561
Benefits paid	(17,263)	(31,082)	(379,049)
Benefit obligations assumed in connection with business acquisition	—	2,390	29,146

Benefit obligations at end of year	275,690	277,598	3,385,341

Change in plan assets:
Fair value of plan assets at beginning of year	162,307	159,831	1,949,159
Actual return on plan assets	(1,922)	599	7,305
Employer contribution	8,877	8,297	101,183
Partial withdrawal of plan assets	(240)	(260)	(3,171)
Benefits paid	(9,191)	(15,255)	(186,037)

Fair value of plan assets at end of year	159,831	153,212	1,868,439

Funded status	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥171,230	¥166,957	$2,036,061
Service cost	1,821	1,266	15,439
Interest cost	9,014	8,486	103,488
Plan participants’ contributions	516	538	6,561
Actuarial loss	5,571	25,303	308,573
Prior service cost	702	—	—
Settlement	(984)	(1,846)	(22,512)
Benefits paid	(6,292)	(5,591)	(68,183)
Foreign exchange impact and other	(14,621)	(2,702)	(32,951)

Benefit obligations at end of year	¥166,957	¥192,411	$2,346,476

Change in plan assets:
Fair value of plan assets at beginning of year	¥143,259	¥142,042	$1,732,220
Actual return on plan assets	8,671	13,730	167,439
Employer contribution	5,565	3,860	47,073
Plan participants’ contributions	516	538	6,561
Settlement	(84)	(952)	(11,610)
Benefits paid	(6,292)	(5,591)	(68,183)
Foreign exchange impact	(9,593)	(2,431)	(29,646)

Fair value of plan assets at end of year	¥142,042	¥151,196	$1,843,854

Funded status	¥(24,915)	¥(41,215)	$(502,622)

Net Amounts Recognized in Consolidated Balance Sheets

Net amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Lease deposits and other	¥3,693	¥3,493	$42,598
Accrued expenses and other	(6,812)	(5,513)	(67,232)
Accrued pension and severance costs	(112,740)	(122,366)	(1,492,268)

Net amount recognized	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Lease deposits and other	¥3,465	¥1,244	$15,171
Accrued expenses and other	(280)	(68)	(830)
Accrued pension and severance costs	(28,100)	(42,391)	(516,963)

Net amount recognized	¥(24,915)	¥(41,215)	$(502,622)

Net Amounts Recognized In Accumulated Other Comprehensive Loss

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Lease deposits and other	¥3,693	¥3,493	$42,598
Accrued expenses and other	(6,812)	(5,513)	(67,232)
Accrued pension and severance costs	(112,740)	(122,366)	(1,492,268)

Net amount recognized	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Lease deposits and other	¥3,465	¥1,244	$15,171
Accrued expenses and other	(280)	(68)	(830)
Accrued pension and severance costs	(28,100)	(42,391)	(516,963)

Net amount recognized	¥(24,915)	¥(41,215)	$(502,622)

Net amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Net actuarial loss	¥91,275	¥99,344	$1,211,512
Prior service credit	(33,634)	(29,571)	(360,622)

Net amount recognized	¥57,641	¥69,773	$850,890

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Net actuarial loss	¥20,881	¥37,501	$457,329
Prior service credit	(1,220)	(807)	(9,841)

Net amount recognized	¥19,661	¥36,694	$447,488

Accumulated Benefit Obligations

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Lease deposits and other	¥3,693	¥3,493	$42,598
Accrued expenses and other	(6,812)	(5,513)	(67,232)
Accrued pension and severance costs	(112,740)	(122,366)	(1,492,268)

Net amount recognized	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Lease deposits and other	¥3,465	¥1,244	$15,171
Accrued expenses and other	(280)	(68)	(830)
Accrued pension and severance costs	(28,100)	(42,391)	(516,963)

Net amount recognized	¥(24,915)	¥(41,215)	$(502,622)

Net amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Net actuarial loss	¥91,275	¥99,344	$1,211,512
Prior service credit	(33,634)	(29,571)	(360,622)

Net amount recognized	¥57,641	¥69,773	$850,890

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Net actuarial loss	¥20,881	¥37,501	$457,329
Prior service credit	(1,220)	(807)	(9,841)

Net amount recognized	¥19,661	¥36,694	$447,488

The accumulated benefit obligations are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Accumulated benefit obligations	¥270,800	¥272,199	$3,319,500

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Accumulated benefit obligations	¥162,737	¥186,191	$2,270,622

Weighted-Average Assumptions Used To Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	Domestic plans		Foreign plans
	2011	2012	2011	2012
Discount rate	2.0%	1.6%	5.6%	4.7%
Rate of compensation increase	3.3%	3.3%	2.0%	2.0%

Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Domestic plans			Foreign plans
	2010	2011	2012	2010	2011	2012
Discount rate	1.9%	2.1%	2.0%	6.9%	6.2%	5.6%
Rate of compensation increase	6.5%	6.5%	3.3%	3.9%	3.5%	2.0%
Expected long-term return on plan assets	0.4%	0.3%	0.3%	6.5%	5.7%	5.8%

Net Periodic Benefit Costs Of The Pension Plans

The net periodic pension cost of the pension plans for the years ended March 31, 2010, 2011 and 2012 consists of the following components:

	Millions of Yen			Thousands of U.S. Dollars
Domestic plans	2010	2011	2012	2012
Service cost	¥11,255	¥10,819	¥11,023	$134,427
Interest cost	5,249	5,705	5,509	67,183
Expected return on plan assets	(525)	(531)	(476)	(5,805)
Net amortization	3,447	1,860	1,627	19,841

Total net periodic pension cost	¥19,426	¥17,853	¥17,683	$215,646

	Millions of Yen			Thousands of U.S. Dollars
Foreign plans	2010	2011	2012	2012
Service cost	¥2,461	¥1,821	¥1,266	$15,439
Interest cost	9,491	9,014	8,486	103,488
Expected return on plan assets	(7,972)	(8,236)	(8,227)	(100,329)
Net amortization	450	935	595	7,256
Settlement benefit	(230)	(182)	(115)	(1,402)

Total net periodic pension cost	¥4,200	¥3,352	¥2,005	$24,452

Projected Benefit Obligations And The Fair Value Of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥275,690	¥277,598	$3,385,341
Fair value of plan assets	159,831	153,212	1,868,439
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥270,800	¥272,199	$3,319,500
Fair value of plan assets	159,831	153,212	1,868,439

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥161,249	¥187,597	$2,287,768
Fair value of plan assets	136,683	148,472	1,810,634
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥157,529	¥183,486	$2,237,634
Fair value of plan assets	136,378	148,472	1,810,634

Fair Values Of Plan Assets

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of Ricoh’s benefit plan assets as of March 31, 2011 and 2012, by asset class, are as follows:

	Millions of Yen
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥25,893	¥—	¥—	¥25,893
Pooled funds(a)	—	35,215	—	35,215
Debt securities:
Domestic bonds	5,200	—	—	5,200
Foreign bonds	509	—	—	509
Pooled funds(b)	—	30,971	—	30,971
Life insurance company general accounts	—	41,633	—	41,633
Other assets	39	20,371	—	20,410

Total assets	¥31,641	¥128,190	¥—	¥159,831

	Millions of Yen
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥14,744	¥—	¥—	¥14,744
Pooled funds(c)	—	25,303	—	25,303
Debt securities:
Domestic bonds	4,934	—	—	4,934
Foreign bonds	—	—	—	—
Pooled funds(d)	—	58,237	—	58,237
Life insurance company general accounts	—	38,019	—	38,019
Other assets	21	11,954	—	11,975

Total assets	¥19,699	¥133,513	¥—	¥153,212

	Thousands of Dollars
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$179,805	$—	$—	$179,805
Pooled funds(c)	—	308,573	—	308,573
Debt securities:
Domestic bonds	60,171	—	—	60,171
Foreign bonds	—	—	—	—
Pooled funds(d)	—	710,207	—	710,207
Life insurance company general accounts	—	463,646	—	463,646
Other assets	256	145,781	—	146,037

Total assets	$240,232	$1,628,207	$—	$1,868,439

	Millions of Yen
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥158	¥—	¥—	¥158
Foreign companies	16,992	—	—	16,992
Pooled funds(e)	7,131	13,790	2,445	23,366
Debt securities:
Domestic bonds	1,084	—	—	1,084
Foreign bonds	32,047	—	—	32,047
Pooled funds(f)	23,922	14,454	6,346	44,722
Life insurance company general accounts	—	18,523	—	18,523
Other assets	2,222	753	2,175	5,150

Total assets	¥83,556	¥47,520	¥10,966	¥142,042

	Millions of Yen
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥—	¥—	¥—	¥—
Foreign companies	16,724	—	—	16,724
Pooled funds(g)	6,673	13,408	5,618	25,699
Debt securities:
Domestic bonds	1,171	—	—	1,171
Foreign bonds	37,605	—	—	37,605
Pooled funds(h)	26,921	15,276	6,344	48,541
Life insurance company general accounts	—	17,996	—	17,996
Other assets	1,731	1,433	296	3,460

Total assets	¥90,825	¥48,113	¥12,258	¥151,196

	Thousands of Dollars
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities
Domestic companies	$—	$—	$—	$—
Foreign companies	203,951	—	—	203,951
Pooled funds(g)	81,378	163,512	68,512	313,402
Debt securities
Domestic companies	14,280	—	—	14,280
Foreign companies	458,598	—	—	458,598
Pooled funds(h)	328,305	186,293	77,366	591,964
Life insurance company general accounts	—	219,463	—	219,463
Other assets	21,110	17,476	3,610	42,196

Total assets	$1,107,622	$586,744	$149,488	$1,843,854

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(d)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(e)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(f)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.
(g)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(h)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Reconciliation Of Activity For The Assets And Liabilities Classified As Level 3

The following table presents a reconciliation of activity for the assets classified as Level 3 in the fair value hierarchy for the years ended March 31, 2011 and 2012.

	Millions of yen
	2011
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥2,497	¥6,554	¥249	¥9,300
Actual return on plan assets:
Relating to assets still held at the reporting date	220	602	—	822
Relating to assets sold during the period	—	25	—	25
Purchases, sales and settlements, net	—	(123)	2,013	1,890
Foreign exchange impact	(272)	(712)	(87)	(1,071)

Balance at end of period	¥2,445	¥6,346	¥2,175	¥10,966

	Millions of yen
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥2,445	¥6,346	¥2,175	¥10,966
Actual return on plan assets:
Relating to assets still held at the reporting date	329	460	—	789
Purchases, sales and settlements, net	2,752	(391)	(1,783)	578
Foreign exchange impact	92	(71)	(96)	(75)

Balance at end of period	¥5,618	¥6,344	¥296	¥12,258

	Thousands of Dollars
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	$29,817	$77,390	$26,525	$133,732
Actual return on plan assets:
Relating to assets still held at the reporting date	4,012	5,610	—	9,622
Purchases, sales and settlements, net	33,561	(4,768)	(21,744)	7,049
Foreign exchange impact	1,122	(866)	(1,171)	(915)

Balance at end of period	$68,512	$77,366	$3,610	$149,488

Benefit Payments, Which Reflect Expected Future Services

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2013	¥13,033	¥6,383
2014	11,640	6,382
2015	13,922	6,684
2016	13,701	6,869
2017	13,290	7,196
2018 – 2022	84,064	42,409

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2012
Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders’ equity are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2010:
Foreign currency translation adjustments	¥(13,753)	¥2	¥(13,751)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	1,132	(462)	670
Less - Reclassification adjustment for gains and losses realized in net income	(247)	101	(146)

Net unrealized gains and losses on securities	885	(361)	524

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(1,490)	612	(878)
Less - Reclassification adjustment for gains and losses realized in net income	159	(65)	94

Net unrealized gains and losses on derivatives	(1,331)	547	(784)

Pension liability adjustments:
Unrealized gains and losses arising during the year	7,830	(3,176)	4,654
Less - Reclassification adjustment for gains and losses realized in net income	3,897	(1,585)	2,312
Net unrealized gains and losses	11,727	(4,761)	6,966

Other comprehensive income (loss)	¥(2,472)	¥(4,753)	¥(7,045)

2011:
Foreign currency translation adjustments	¥(38,227)	¥20	¥(38,207)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,658)	676	(982)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076

Net unrealized gains and losses on securities	159	(65)	94

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(233)	95	(138)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127

Net unrealized gains and losses on derivatives	(19)	8	(11)

Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,047)	1,182	(1,865)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707
Net unrealized gains and losses	(252)	94	(158)

Other comprehensive income (loss)	¥(38,339)	¥57	¥(38,282)

2012:
Foreign currency translation adjustments	¥(14,897)	¥25	¥(14,872)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(2,963)	1,208	(1,755)
Less - Reclassification adjustment for gains and losses realized in net income	5,015	(2,045)	2,970

Net unrealized gains and losses on securities	2,052	(837)	1,215

Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(78)	42	(36)
Less - Reclassification adjustment for gains and losses realized in net income	86	(35)	51

Net unrealized gains and losses on derivatives	8	7	15

Pension liability adjustments:
Unrealized gains and losses arising during the year	(33,235)	11,801	(21,434)
Less - Reclassification adjustment for gains and losses realized in net income	2,222	(873)	1,349
Net unrealized gains and losses	(31,013)	10,928	(20,085)

Other comprehensive income (loss)	¥(43,850)	¥10,123	¥(33,727)

	Thousands of U.S. Dollars
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2012
Foreign currency translation adjustments	$(181,671)	$305	$(181,366)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(36,134)	14,732	(21,402)
Less - Reclassification adjustment for gains and losses realized in net income	61,158	(24,939)	36,219
Net unrealized gains and losses on securities	25,024	(10,207)	14,817
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(951)	512	(439)
Less - Reclassification adjustment for gains and losses realized in net income	1,049	(427)	622
Net unrealized gains and losses on derivatives	98	85	183
Pension liability adjustments:
Unrealized gains and losses arising during the year	(405,305)	143,915	(261,390)
Less - Reclassification adjustment for gains and losses realized in net income	27,098	(10,647)	16,451
Net unrealized gains and losses	(378,207)	133,268	(244,939)

Other comprehensive income (loss)	$(534,756)	$123,451	$(411,305)

Changes In Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders’ equity are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Foreign currency translation adjustments:
Beginning balance	¥(72,295)	¥(86,046)	¥(124,253)	$(1,515,280)
Change during the year	(13,751)	(38,207)	(14,872)	(181,366)

Ending balance	¥(86,046)	¥(124,253)	¥(139,125)	$(1,696,646)

Unrealized gains and losses on securities:
Beginning balance	¥1,848	¥2,372	¥2,466	$30,073
Change during the year	524	94	1,215	14,817

Ending balance	¥2,372	¥2,466	¥3,681	$44,890

Unrealized gains and losses on derivatives:
Beginning balance	¥(373)	¥(1,157)	¥(1,168)	$(14,244)
Change during the year	(784)	(11)	15	183

Ending balance	¥(1,157)	¥(1,168)	¥(1,153)	$(14,061)

Pension liability adjustments:
Beginning balance	¥(54,301)	¥(47,335)	¥(47,493)	$(579,183)
Change during the year	6,966	(158)	(20,085)	(244,939)

Ending balance	¥(47,335)	¥(47,493)	¥(67,578)	$(824,122)

Total accumulated other comprehensive income (loss):
Beginning balance	¥(125,121)	¥(132,166)	¥(170,448)	$(2,078,634)
Change during the year	(7,045)	(38,282)	(33,727)	(411,305)

Ending balance	¥(132,166)	¥(170,448)	¥(204,175)	$(2,489,939)

PER SHARE DATA (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Reconciliation Of Numerator And Denominator Of Basic And Diluted Per Share For Net Income Attributable

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2010	2011	2012
Weighted average number of shares of common stock outstanding	725,613	725,555	725,483
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	13,739	—

Diluted shares of common stock outstanding	745,354	739,294	725,483

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd.	¥27,044	¥18,630	¥(44,560)	$(543,414)

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥27,019	¥18,592	¥(44,560)	$(543,414)

	Yen			U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥37.27	¥25.68	¥(61.42)	$(0.75)
Diluted	36.25	25.15	(61.42)	(0.75)

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Contract Amounts Of Derivative Instruments

Contract amounts of derivative instruments at March 31, 2011 and 2012 are shown in the following tables:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Interest rate swap agreements	¥284,444	¥339,234	$4,137,000
Foreign currency contracts	210,958	190,543	2,323,695
Foreign currency options	3,555	27,657	337,280

Location And Fair Value Amounts Of Derivatives Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥4	¥—	$—	Lease deposits and other	¥—	¥45	$549

		2011	2012	2012		2011	2012	2012
Liability Derivatives
Interest rate swap agreements	Accrued expenses and other	¥73	¥452	$5,512	Deferred income taxes and other	¥2,766	¥1,526	$18,610

Location And Fair Value Amounts Of Derivatives Not Designated As Hedging Instruments In Consolidated Balance Sheet

Derivatives not designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥—	¥—	$—	Lease deposits and other	¥—	¥—	$—
Foreign currency contracts		1,474	389	4,744		—	79	963
Foreign currency options		20	36	439		—	—	—

Total		¥1,494	¥425	$5,183		¥—	¥79	$963

		2011	2012	2012		2011	2012	2012
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥72	¥27	$329	Deferred income taxes and other	¥24	¥222	$2,707
Foreign currency contracts		3,189	3,112	37,951		477	3,188	38,878
Foreign currency options		64	1,056	12,878		—	—	—

Total		¥3,325	¥4,195	$51,158		¥501	¥3,410	$41,585

Total Fair Value Amounts Of Derivatives

Total fair value amounts of derivative instruments

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2011	2012	2012
Total asset derivatives	¥1,498	¥549	$6,695
Total liability derivatives	¥6,665	¥9,583	$116,865

Location and Amount Of Gains And Losses Related To Derivatives Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

	Millions of Yen
	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

Derivatives designated as hedging instruments for the year ended March 31, 2012

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(36)	Interest expense	¥(51)	—	¥—

	Thousands of U.S. Dollars
	Gain (loss) recognized in accumulated OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(439)	Interest expense	$(622)	—	$—

Location And Amount Of Gains And Losses Related To Derivatives Not Designated As Hedging Instruments Reported In Consolidated Statements Of Income

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2010	2011	2012	2012
Interest rate swap agreements	Other, net	¥(74)	¥67	¥(153)	$(1,866)
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(43)	1,446	(3,640)	(44,390)
Foreign currency options	Foreign currency exchange (gain) loss, net	1,145	254	(976)	(11,902)

Total		¥1,028	¥1,767	¥(4,769)	$(58,158)

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Minimum Rental Payments Required Under Operating Lease

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2012 are as follows:

Years ending March 31	Millions of Yen
2013	¥22,650
2014	19,888
2015	14,224
2016	8,318
2017	4,661
2018 and thereafter	8,556

Total	¥78,297

Disclosures About the Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Value Of Financial Instruments

The estimated fair value of the financial instruments as of March 31, 2011 and 2012 is summarized as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥48,909	¥48,909	¥45,470	¥45,470	$554,512	$554,512
Installment loans	72,634	73,769	83,361	84,441	1,016,598	1,029,768
Long-term indebtedness	(479,423)	(475,117)	(525,435)	(524,056)	(6,407,744)	(6,390,927)
Interest rate swap agreements, net	(2,931)	(2,931)	(2,182)	(2,182)	(26,609)	(26,609)
Foreign currency contracts, net	(2,192)	(2,192)	(5,832)	(5,832)	(71,122)	(71,122)
Foreign currency options, net	(44)	(44)	(1,020)	(1,020)	(12,439)	(12,439)

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Assets And Liabilities Measured At Fair Value On A Recurring Basis

The following tables present the fair-value hierarchy levels of Ricoh’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2011 and 2012.

	Millions of Yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥38,243	¥—	¥—	¥38,243
Foreign equity securities	6,850	—	—	6,850
Foreign corporate bonds	1,845	—	—	1,845
Derivative instruments:
Interest rate swap agreements	—	4	—	4
Foreign currency contracts	—	1,474	—	1,474
Foreign currency options	—	20	—	20

Total assets	¥46,938	¥1,498	¥—	¥48,436

Liabilities:
Derivatives instruments:	—		—
Interest rate swap agreements	—	2,935	—	2,935
Foreign currency contracts	—	3,666	—	3,666
Foreign currency options	—	64	—	64

Total liabilities	¥—	¥6,665	¥—	¥6,665

	Millions of Yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥35,734	¥—	¥—	¥35,734
Foreign equity securities	6,120	—	—	6,120
Foreign corporate bonds	1,779	—	—	1,779
Derivative instruments:
Interest rate swap agreements	—	45	—	45
Foreign currency contracts	—	468	—	468
Foreign currency options	—	36	—	36

Total assets	¥43,633	¥549	¥—	¥44,182

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,227	—	2,227
Foreign currency contracts	—	6,300	—	6,300
Foreign currency options	—	1,056	—	1,056

Total liabilities	¥—	¥9,583	¥—	¥9,583

	Thousands of Dollars
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	$435,781	$—	$—	$435,781
Foreign equity securities	74,634	—	—	74,634
Foreign corporate bonds	21,695	—	—	21,695
Derivative instruments:
Interest rate swap agreements	—	549	—	549
Foreign currency contracts	—	5,707	—	5,707
Foreign currency options	—	439	—	439

Total assets	$532,110	$6,695	$—	$538,805

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	27,158	—	27,158
Foreign currency contracts	—	76,829	—	76,829
Foreign currency options	—	12,878	—	12,878

Total liabilities	$—	$116,865	$—	$116,865

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Financing Receivables And Allowance For Doubtful Receivables

Financing receivables and allowance for doubtful receivables as of March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total: Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,271	73,301	46,093	639,665

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥10,527	¥1,772	¥2,485	¥14,784

Charge-offs	(1,288)	(31)	(78)	(1,397)
Recoveries	(7)	—	—	(7)
Provision	(655)	6	195	(454)
Translation adjustments	(105)	—	(7)	(112)
Ending balance	¥8,472	¥1,747	¥2,595	¥12,814

Individually evaluated	2,069	662	2,061	4,792
Collectively evaluated	6,403	1,085	534	8,022

Financing receivables:
Individually evaluated	¥64,622	¥927	¥5,258	¥70,807
Collectively evaluated	548,209	84,181	42,194	674,584

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	$128,378	$21,610	$30,305	$180,293

Charge-offs	(15,708)	(378)	(951)	(17,037)
Recoveries	(85)	—	—	(85)
Provision	(7,988)	73	2,378	(5,537)
Translation adjustments	(1,280)	—	(86)	(1,366)
Ending balance	$103,317	$21,305	$31,646	$156,268

Individually evaluated	$25,232	$8,073	$25,134	$58,439
Collectively evaluated	78,085	13,232	6,512	97,829

Financing receivables:
Individually evaluated	$788,073	$11,305	$64,122	$863,500
Collectively evaluated	6,685,476	1,026,597	514,561	8,226,634

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134

Age Analysis

Analysis of the age of the recorded financing receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,918	¥74,373	¥48,544	¥707,835
Overdue	7,433	33	1,661	9,127

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥608,336	¥84,274	¥45,049	¥737,659
Overdue	4,495	834	2,403	7,732

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,418,732	$1,027,731	$549,378	$8,995,841
Overdue	54,817	10,171	29,305	94,293

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134

RESTRUCTURING CHARGES (Tables)	12 Months Ended
Mar. 31, 2012
Changes of Accrued Restructuring Charges

The changes of the accrued restructuring charges for the year ended March 31, 2012 are as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Beginning balance	¥885	$10,793
Restructuring charges	34,102	415,878
Cash payments	(31,585)	(385,183)

Ending balance	¥3,402	$41,488

Significant Restructuring Activities

The following table represents significant restructuring activities for the year ended March 31, 2012:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Imaging & Solutions	¥29,737	$362,646
Industrial Products	1,426	17,390
Other	357	4,354
Corporate	2,582	31,488

Total	¥34,102	$415,878

SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2012
Operating Segment Information

The following tables present certain information regarding Ricoh’s operating segments and geographic areas for the years ended March 31, 2010, 2011 and 2012. Intersegment sales are made at arm’s-length prices. No single customer accounted for 10% or more of the total revenues for the years ended as of March 31, 2010, 2011 and 2012.

(a) Operating Segment Information

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Segment sales:
Imaging & Solutions	¥1,789,717	¥1,712,630	¥1,670,772	$20,375,268
Industrial Products	106,128	112,243	101,315	1,235,549
Other	124,402	121,876	136,121	1,660,012
Intersegment transaction	(4,436)	(5,413)	(4,731)	(57,695)

Total segment sales	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

Segment profit (loss):
Imaging & Solutions	¥140,327	¥132,286	¥56,297	$686,549
Industrial Products	(1,355)	1,006	(1,742)	(21,244)
Other	(3,447)	(4,911)	(6,010)	(73,293)

Total segment profit	¥135,525	¥128,381	¥48,545	$592,012

Reconciling items:
Corporate expenses and elimination	¥(69,624)	¥(70,310)	¥(66,613)	$(812,354)
Interest and dividend income	3,471	2,985	3,129	38,159
Interest expense	(8,139)	(8,528)	(6,979)	(85,110)
Foreign currency exchange loss, net	(5,159)	(5,956)	(4,355)	(53,110)
Losses on impairment of securities	(169)	(1,844)	(5,012)	(61,122)
Other, net	1,177	(559)	(652)	(7,951)

Income before income taxes and equity in earnings of affiliates	¥57,082	¥44,169	¥(31,937)	$(389,476)

Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Total assets:
Imaging & Solutions	¥1,821,103	¥1,770,074	¥1,773,196	$21,624,341
Industrial Products	78,464	73,894	79,945	974,939
Other	89,342	80,527	108,701	1,325,622
Elimination	(1,250)	(1,664)	(1,724)	(21,024)
Corporate assets	390,324	332,733	329,240	4,015,122

Consolidated	¥2,377,983	¥2,255,564	¥2,289,358	$27,919,000

Expenditures for property, plant and equipment:
Imaging & Solutions	¥60,389	¥59,282	¥66,110	$806,219
Industrial Products	3,325	3,235	3,095	37,744
Other	1,553	2,487	2,730	33,293
Corporate assets	1,619	1,871	1,336	16,293

Consolidated	¥66,886	¥66,875	¥73,271	$893,549

Expenditures for intangible fixed assets:
Imaging & Solutions	¥9,051	¥10,670	¥8,916	$108,732
Industrial Products	258	434	157	1,915
Other	1,246	1,672	1,401	17,085
Corporate assets	2,828	6,031	4,030	49,146

Consolidated	¥13,383	¥18,807	¥14,504	$176,878

Depreciation of property, plant and equipment:
Imaging & Solutions	¥62,497	¥59,261	¥58,034	$707,732
Industrial Products	4,385	4,190	3,132	38,195
Other	1,922	2,044	2,620	31,951
Corporate assets	1,590	1,736	1,198	14,610

Consolidated	¥70,394	¥67,231	¥64,984	$792,488

Amortization of intangible fixed assets:
Imaging & Solutions	¥21,955	¥19,320	¥18,594	$226,756
Industrial Products	683	625	705	8,597
Other	1,224	1,226	1,188	14,488
Corporate assets	4,751	5,275	5,666	69,098

Consolidated	¥28,613	¥26,446	¥26,153	$318,939

Information for Sales from External Customers by Product Category

Information for net sales by product category is as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Imaging & Solutions	¥1,789,717	¥1,712,630	¥1,670,772	$20,375,268
Imaging Solutions	1,614,347	1,531,219	1,471,827	17,949,110
Network System Solutions	175,370	181,411	198,945	2,426,158
Industrial Products	101,692	106,830	96,584	1,177,854
Other	124,402	121,876	136,121	1,660,012

Total net sales	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

Sales, Property, Plant And Equipment By Geographic Area

Net sales based on the location of customers and long-lived assets consisting of property, plant and equipment as of and for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net sales:
Japan	¥876,498	¥875,819	¥886,425	$10,810,061
The Americas	558,942	520,000	468,728	5,716,195
Europe	456,563	415,189	408,542	4,982,219
Other	123,808	130,328	139,782	1,704,659

Consolidated	¥2,015,811	¥1,941,336	¥1,903,477	$23,213,134

The United States (included in The Americas)	¥484,838	¥445,433	¥396,876	$4,839,951

Property, plant and equipment:
Japan	¥199,936	¥201,841	¥199,663	$2,434,915
The Americas	24,560	24,823	27,527	335,695
Europe	16,628	19,401	21,527	262,524
Other	21,957	18,753	19,810	241,585

Consolidated	¥263,081	¥264,818	¥268,527	$3,274,719

The United States (included in The Americas)	20,998	20,086	23,210	283,049

Supplementary Information to the Statement of Income (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Selling General And Administrative Expenses

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2010, 2011 and 2012:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Research and development costs	¥109,346	¥110,553	¥119,027	$1,451,549
Advertising costs	9,130	10,858	10,875	132,622
Shipping and handling costs	17,212	19,935	22,830	278,415

EFFECT OF THE GREAT EAST JAPAN EARTHQUAKE AND FLOODS IN THAILAND (Tables)	12 Months Ended
Mar. 31, 2012
Effect Of Cost And Expense

As a result of the Great East Japan Earthquake on March 11, 2011, Ricoh recorded costs and expenses of ¥4,978 million in total for the year ended March 31, 2011, consisting of the followings.

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	¥—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

Costs And Expenses By Operating Segments And Corporate

The following is breakdown of these costs and expenses by operating segments and corporate.

Millions of Yen
2011
Imaging & Solutions	¥4,516
Industrial Products	80
Other	139
Corporate	243

Ending balance	¥4,978

Schedule II. - Valuation and Qualifying Accounts and Reserves (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Valuation And Qualifying Accounts Disclosure

Schedule II. – Valuation and Qualifying Accounts and Reserves

For the Three Years Ended March 31, 2010, 2011 and 2012

	(Millions of Yen)
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions(2)(3)	Translation adjustments	Balance at end of period
For the year ended March 31, 2010:
Allowance for doubtful receivables(1):
Trade receivables	21,499	1,644	—	(5,637)	(598)	16,908
Finance receivables	11,526	5,566	—	(5,130)	(43)	11,919
Deferred tax assets valuation allowance	22,910	11,678	—	(3,268)	(1,128)	30,192
For the year ended March 31, 2011:
Allowance for doubtful receivables(1):
Trade receivables	16,908	3,111	—	(2,472)	(783)	16,764
Finance receivables	11,919	3,132	—	(2,596)	(156)	12,299
Deferred tax assets valuation allowance	30,192	11,164	—	(1,185)	(3,037)	37,134
For the year ended March 31, 2012:
Allowance for doubtful receivables(1):
Trade receivables	16,764	1,528	—	(1,485)	(427)	16,380
Finance receivables	12,299	(656)	—	(1,319)	(105)	10,219
Deferred tax assets valuation allowance	37,134	11,860	—	(6,300)	(141)	42,553

Notes:

(1)	See Note 2(g) to Consolidated Financial Statements.
(2)	Receivables - Write-offs
(3)	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances

Nature Of Operations - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012 Facility
Entity Location [Line Items]
Plants in Japan	15
Plants overseas	11

Significant Accounting and Reporting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012 Year
Property, Plant and Equipment [Line Items]
Exchange rate	The translation of Japanese yen amounts into U.S. Dollar equivalents as of and for the year ended March 31, 2012 is included solely for the convenience of readers outside Japan and has been made using the exchange rate of ¥82 to US$1, the approximate rate of exchange prevailing at the Federal Reserve Board on March 31, 2012.
Ownership percentage of affiliates by Ricoh, minimum	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%
Maintenance contracts term, maximum, years	5
Percentage of non-marketable securities owned by Ricoh	20.00%
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum	5
Property, plant and equipment, useful life, maximum	50
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum	2
Property, plant and equipment, useful life, maximum	12
Software
Property, Plant and Equipment [Line Items]
Intangibles, useful life, minimum, years	3
Intangibles, useful life, maximum, years	10
Goodwill And Other Intangible Assets
Property, Plant and Equipment [Line Items]
Intangibles, useful life, minimum, years	1
Intangibles, useful life, maximum, years	20

Schedule of Effect of Retrospective Application (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Previously Reported JPY (¥)	Mar. 31, 2010 Previously Reported JPY (¥)	Mar. 31, 2009 Previously Reported JPY (¥)	Mar. 31, 2011 As Adjusted JPY (¥)	Mar. 31, 2010 As Adjusted JPY (¥)
Net sales	$ 23,213,134	¥ 1,903,477,000	¥ 1,941,336,000	¥ 2,015,811,000			¥ 1,942,013,000	¥ 2,016,337,000		¥ 1,941,336,000	¥ 2,015,811,000
Income before income taxes and equity in earnings of affiliates	(389,476)	(31,937,000)	44,169,000	57,082,000			45,400,000	57,524,000		44,169,000	57,082,000
Net income attributable to Ricoh Company, Ltd.	(543,414)	(44,560,000)	18,630,000	27,044,000			19,650,000	27,873,000		18,630,000	27,044,000
Total equity	10,719,732	879,018,000	978,130,000	1,019,089,000	11,928,415	1,021,311,000	982,764,000	1,019,891,000	1,024,350,000	978,130,000
Total assets	$ 27,919,000	¥ 2,289,358,000	¥ 2,255,564,000	¥ 2,377,983,000			¥ 2,262,396,000			¥ 2,255,564,000
Net income attributable to Ricoh Company, Ltd. shareholders per share-basic(yen)	$ (0.75)	¥ (61.42)	¥ 25.68	¥ 37.27			¥ 27.08	¥ 38.41		¥ 25.68	¥ 37.27
Net income attributable to Ricoh Company, Ltd. shareholders per share-diluted (yen)	$ (0.75)	¥ (61.42)	¥ 25.15	¥ 36.25			¥ 26.53	¥ 37.36		¥ 25.15	¥ 36.25

Schedule of Non-Cash Investing and Financing Transactions (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Other Significant Noncash Transactions [Line Items]
Debt assumed in connection with business acquisition		¥ 3,941
Debt assumed in connection with adoption of new accounting standard for VIE	¥ 20,229

Acquisition - Additional information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Indefinite-lived Intangible Assets by Major Class [Line Items]
Amount paid to acquire company	$ 180,683	¥ 14,816,000	¥ 1,415,000	¥ 4,760,000

Schedule Pertaining to Ricoh's Lease Receivables (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Operating Leased Assets [Line Items]
Future minimum lease payments to be received	$ 7,865,976	¥ 645,010,000	¥ 624,321,000
Estimated non-guaranteed residual values	109,195	8,954,000	8,750,000
Unearned income	(501,622)	(41,133,000)	(40,720,000)
Allowance for doubtful receivables	(103,317)	(8,472,000)	(10,527,000)
Lease receivables, net	7,370,232	604,359,000	581,824,000
Less - Current portion of lease receivable, net	(2,586,598)	(212,101,000)	(202,938,000)
Amounts due after one year, net	$ 4,783,634	¥ 392,258,000	¥ 378,886,000

Schedule of Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
Minimum lease payments receivable, 2013	¥ 230,153
Minimum lease payments receivable, 2014	173,413
Minimum lease payments receivable, 2015	124,895
Minimum lease payments receivable, 2016	76,136
Minimum lease payments receivable, 2017	32,075
Minimum lease payments receivable, 2018 and thereafter	8,338
Minimum lease payments receivable, Total	¥ 645,010

Financial Receivable - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Residential Mortgage USD ($)	Mar. 31, 2012 Residential Mortgage JPY (¥)	Mar. 31, 2011 Residential Mortgage JPY (¥)
Loans Receivable [Line Items]
Loans receivable, net		$ 1,016,598,000	¥ 83,361,000,000	¥ 72,634,000,000
Current portion of loans receivable		92,866,000	7,615,000,000	5,737,000,000
Cumulative Effect Adjustment to Retained Earnings	410,000,000
Cumulative effect Adjustment to Noncontrolling Interests	¥ 392,000,000

Schedule of Loan Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
New loans	$ 271,000	¥ 22,222,000	¥ 15,465,000	¥ 15,392,000
Repayment of outstanding loans	$ 140,476	¥ 11,519,000	¥ 9,777,000	¥ 8,586,000

Assets and Liabilities Accounted For AS Secured Loans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Ricohs Consolidated Financial Position USD ($)	Mar. 31, 2012 Ricohs Consolidated Financial Position JPY (¥)	Mar. 31, 2011 Ricohs Consolidated Financial Position JPY (¥)
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	$ 8,995,841	¥ 737,659,000	¥ 707,835,000	$ 188,866	¥ 15,487,000	¥ 8,460,000
Long-term finance receivables, net				368,598	30,225,000	15,849,000
Current maturities of long-term indebtedness				152,280	12,487,000	7,044,000
(Including secured loans caused by lease transactions)				(144,329)	(11,835,000)	(3,107,000)
Long-term indebtedness	6,407,744	525,435,000	479,423,000	297,207	24,371,000	13,197,000
(Including secured loans caused by lease transactions)				$ (281,659)	¥ (23,096,000)	¥ (5,820,000)

Cash Flows Received From and Paid to SPE for All Securitization Activities of Which Lease Receivables Had Been Derecognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010
Economic Assumptions Used In Measuring Of Fair Value Securitized Loans [Line Items]
Servicing fees received	¥ 11
Repurchases of delinquent or ineligible assets	1,606
Transferred lease receivables, net of retained interest	8,811
Repurchases of terminated securitization of assets
Payments by terminating revolving securitization of assets	¥ 1,141

Assets and Liabilities Accounted For Secured Loan (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Ricohs Foreign Subsidiaries Transferred Lease Receivables USD ($)	Mar. 31, 2012 Ricohs Foreign Subsidiaries Transferred Lease Receivables JPY (¥)	Mar. 31, 2011 Ricohs Foreign Subsidiaries Transferred Lease Receivables JPY (¥)
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	$ 8,995,841	¥ 737,659,000	¥ 707,835,000	$ 17,037	¥ 1,397,000	¥ 1,686,000
Long-term finance receivables, net				84,378	6,919,000	6,827,000
Current maturities of long-term indebtedness				17,037	1,397,000	1,686,000
Long-term indebtedness	$ 6,407,744	¥ 525,435,000	¥ 479,423,000	$ 84,378	¥ 6,919,000	¥ 6,827,000

Securities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investment Securities:
Available-for-sale securities	$ 532,110	¥ 43,633,000	¥ 46,938,000
Non-marketable equity securities	22,402	1,837,000	1,971,000
Investment securities, Carrying amount	$ 554,512	¥ 45,470,000	¥ 48,909,000

Cost Related to Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Equity Securities USD ($)	Mar. 31, 2012 Equity Securities JPY (¥)	Mar. 31, 2011 Equity Securities JPY (¥)	Mar. 31, 2012 Corporate Debt Securities USD ($)	Mar. 31, 2012 Corporate Debt Securities JPY (¥)	Mar. 31, 2011 Corporate Debt Securities JPY (¥)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	$ 453,488	¥ 37,186,000	¥ 42,567,000	$ 432,793	¥ 35,489,000	¥ 40,765,000	$ 20,695	¥ 1,697,000	¥ 1,802,000
Gross unrealized holding gains	81,366	6,672,000	4,698,000	80,366	6,590,000	4,655,000	1,000	82,000	43,000
Gross unrealized holding losses	2,744	225,000	327,000	2,744	225,000	327,000
Fair value	$ 532,110	¥ 43,633,000	¥ 46,938,000	$ 510,415	¥ 41,854,000	¥ 45,093,000	$ 21,695	¥ 1,779,000	¥ 1,845,000

Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities (Detail) (Equity Securities) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	$ 9,524	¥ 781,000	¥ 1,341,000
Less than 12 months Gross unrealized holding losses	1,573	129,000	261,000
12 months or longer Fair value	5,695	467,000	238,000
12 months or longer Gross unrealized holding losses	1,171	96,000	66,000
Total Fair value	15,220	1,248,000	1,579,000
Total Gross unrealized holding losses	$ 2,744	¥ 225,000	¥ 327,000

Investment Securities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Security	Mar. 31, 2012 JPY (¥) Security	Mar. 31, 2011 JPY (¥) Security	Mar. 31, 2010 JPY (¥)
Gain (Loss) on Investments [Line Items]
Number of securities - gross unrealized holding losses of available for sale securities	29	29
Proceeds from sales of available-for-sale securities	$ 829	¥ 68,000	¥ 126,000	¥ 1,027,000
Available-for-sale securities, Gross realized gains (losses), Sale proceeds	$ 61,122	¥ 5,012,000	¥ 1,844,000
The number of impaired available-for-sale securities	14	14	14

Contractual Maturities of Debt Securities Classified as Available-for-Sale (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Due after one year through five years, cost	$ 6,549	¥ 537,000
Due after one year through five years, fair value	6,573	539,000
Over five years, cost	14,146	1,160,000
Over five years, fair value	15,122	1,240,000
Cost	20,695	1,697,000
Fair Value	$ 21,695	¥ 1,779,000

Investments in and Advances to Affiliates - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Ownership percentage of affiliates by Ricoh, minimum	20.00%	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%	50.00%
Ricoh's carrying value of equity investments	$ 5,415	¥ 444,000	¥ 213,000

Related Party Transactions - Additional Information (Detail) (MUSE Associates, LLC, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
MUSE Associates, LLC
Related Party Transaction [Line Items]
Consulting fee	¥ 35

Goodwill, Other Intangible Assets and Long-Lived Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Machinery Equipment And Other USD ($)	Mar. 31, 2012 Machinery Equipment And Other JPY (¥)	Mar. 31, 2012 Manufacturing Facility USD ($)	Mar. 31, 2012 Manufacturing Facility JPY (¥)	Mar. 31, 2011 Manufacturing Facility JPY (¥)	Mar. 31, 2010 Manufacturing Facility JPY (¥)	Mar. 31, 2010 Property, Plant and Equipment, Other Types USD ($)	Mar. 31, 2010 Other Immaterial Business JPY (¥)	Mar. 31, 2011 Buildings JPY (¥)	Mar. 31, 2010 Land and Building JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Imaging And Solutions Machinery Equipment And Other USD ($)	Mar. 31, 2012 Imaging And Solutions Machinery Equipment And Other JPY (¥)	Mar. 31, 2012 Other Manufacturing Facility USD ($)	Mar. 31, 2012 Other Manufacturing Facility JPY (¥)	Mar. 31, 2012 Software USD ($) Year	Mar. 31, 2012 Software JPY (¥) Year	Mar. 31, 2012 Trademarks and customer relationships USD ($) Year	Mar. 31, 2012 Trademarks and customer relationships JPY (¥) Year	Mar. 31, 2012 Other USD ($) Year	Mar. 31, 2012 Other JPY (¥) Year
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	$ 243,110	¥ 19,935,000																			$ 175,805	¥ 14,416,000	$ 47,085	¥ 3,861,000	$ 20,220	¥ 1,658,000
Intangible asset acquired, weighted average amortization period																					6	6	15	15	20	20
Aggregate amortization expense of other intangible assets subject to amortization	318,939	26,153,000	26,446,000	28,613,000
Loss on impairment of goodwill	335,256	27,491,000													335,256	27,491,000
Impairment losses recognized	122,805	10,070,000	842,000	2,353,000	116,085	9,519,000	6,720	551,000	332,000	518,000	511,000	496,000	374,000	828,000			116,085	9,519,000	6,720	551,000
Future minimum lease payments	18,488	1,516,000
Present value of future minimum lease payments	$ 18,378	¥ 1,507,000

Intangible Assets Subject to Amortization and Intangible Assets not Subject to Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Software USD ($)	Mar. 31, 2012 Software JPY (¥)	Mar. 31, 2011 Software JPY (¥)	Mar. 31, 2012 Trademarks and customer relationships USD ($)	Mar. 31, 2012 Trademarks and customer relationships JPY (¥)	Mar. 31, 2011 Trademarks and customer relationships JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	$ 2,999,403	¥ 245,951,000	¥ 269,289,000	$ 1,882,415	¥ 154,358,000	¥ 147,204,000	$ 765,744	¥ 62,791,000	¥ 86,074,000	$ 351,244	¥ 28,802,000	¥ 36,011,000
Other intangible assets subject to amortization, Accumulated amortization	(1,632,415)	(133,858,000)	(140,043,000)	(1,210,391)	(99,252,000)	(88,653,000)	(252,585)	(20,712,000)	(33,383,000)	(169,439)	(13,894,000)	(18,007,000)
Other intangible assets subject to amortization, Net carrying amount	1,366,988	112,093,000	129,246,000	672,024	55,106,000	58,551,000	513,159	42,079,000	52,691,000	181,805	14,908,000	18,004,000
Other intangible assets not subject to amortization	10,012	821,000	817,000
Total other intangible assets	$ 1,377,000	¥ 112,914,000	¥ 130,063,000

Future Amortization Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Future amortization expense, 2013	¥ 22,620
Future amortization expense, 2014	18,896
Future amortization expense, 2015	13,282
Future amortization expense, 2016	10,891
Future amortization expense, 2017	¥ 9,355

Changes in Carrying Amounts of Goodwill by Segment (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)
Goodwill [Line Items]
Beginning balance	$ 2,696,244	¥ 221,092,000	¥ 246,359,000	$ 2,696,244	¥ 221,092,000	¥ 246,359,000
Goodwill acquired during the year	85,122	6,980,000	546,000	39,683	3,254,000	546,000	45,439	3,726,000
Impairment	(335,256)	(27,491,000)		(335,256)	(27,491,000)
Translation adjustments and other	(65,000)	(5,330,000)	(25,813,000)	(65,000)	(5,330,000)	(25,813,000)
Goodwill - gross	2,729,622	223,829,000	221,092,000	2,684,183	220,103,000	221,092,000	45,439	3,726,000
Accumulated impairment	(348,512)	(28,578,000)		(348,512)	(28,578,000)
Goodwill	$ 2,381,110	¥ 195,251,000	¥ 221,092,000	$ 2,335,671	¥ 191,525,000	¥ 221,092,000	$ 45,439	¥ 3,726,000

Schedule Of Aggregate Cost and Related Accumulated Amortization for Certain Finite Lived Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types USD ($)	Mar. 31, 2011 Property, Plant and Equipment, Other Types JPY (¥)
Property, Plant and Equipment [Line Items]
Aggregate cost	$ 11,961,158	¥ 980,815,000	¥ 1,049,735,000	¥ 7,627,000	$ 93,012	¥ 7,578,000
Accumulated amortization	$ 8,686,439	¥ 712,288,000	¥ 784,917,000	¥ 6,299,000	$ 76,817	¥ 6,004,000

Schedule of Income (Loss) Before Income Taxes and Equity in Earnings of Affiliates and Provision for Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Domestic - Income (loss) before income taxes and equity in earnings of affiliates	$ (256,110)	¥ (21,001,000)	¥ (11,415,000)	¥ 58,710,000
Foreign - Income (loss) before income taxes and equity in earnings of affiliates	(133,366)	(10,936,000)	55,584,000	(1,628,000)
Income (loss) before income taxes and equity in earnings of affiliates	(389,476)	(31,937,000)	44,169,000	57,082,000
Current/Domestic - Provision for income taxes	162,219	13,302,000	(2,821,000)	26,897,000
Current/Foreign - Provision for income taxes	231,793	19,007,000	24,322,000	647,000
Current Income Tax Expense (Benefit), Total	394,012	32,309,000	21,501,000	27,544,000
Deferred/Domestic - Provision for income taxes	(188,329)	(15,443,000)	415,000	(3,281,000)
Deferred/Foreign - Provision for income taxes	(105,403)	(8,643,000)	494,000	3,802,000
Deferred Income Tax Expense (Benefit), Total	(293,732)	(24,086,000)	909,000	521,000
Consolidated provision for income taxes	$ 100,280	¥ 8,223,000	¥ 22,410,000	¥ 28,065,000

Schedule of Total Income Taxes Allocation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Taxes [Line Items]
Provision for income taxes relating to continuing operations	$ 100,280	¥ 8,223,000	¥ 22,410,000	¥ 28,065,000
Foreign currency translation adjustments	(305)	(25,000)	(20,000)	(2,000)
Net unrealized gains and losses on securities	10,207	837,000	65,000	361,000
Net unrealized gains and losses on derivatives	(85)	(7,000)	(8,000)	(547,000)
Pension liability adjustments	(133,268)	(10,928,000)	(94,000)	4,761,000
Total	$ (23,171)	¥ (1,900,000)	¥ 22,353,000	¥ 32,638,000

Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Expiring within 3 years USD ($)	Mar. 31, 2012 Expiring within 3 years JPY (¥)	Mar. 31, 2012 Expiring within 4 years to 9 years USD ($)	Mar. 31, 2012 Expiring within 4 years to 9 years JPY (¥)	Mar. 31, 2012 Expiring over 9 years USD ($)	Mar. 31, 2012 Expiring over 9 years JPY (¥)	Mar. 31, 2016 Scenario, Forecast	Mar. 31, 2015 Scenario, Forecast	Mar. 31, 2014 Scenario, Forecast	Mar. 31, 2013 Scenario, Forecast
Income Tax Disclosure [Line Items]
National corporate tax	30.00%	30.00%
Inhabitant tax	6.00%	6.00%
Deductible enterprise tax	8.00%	8.00%
Statutory tax rate	(41.00%)	(41.00%)	41.00%	41.00%							36.00%	38.00%	38.00%	38.00%
Decrease in deferred tax assets resulting from change in enacted tax rate	$ (91,268)	¥ (7,484,000)
Increase in valuation allowance	66,085	5,419,000	6,942,000	7,282,000
Net operating losses carried forward for income tax purposes	2,756,756	226,054,000			89,037	7,301,000	893,976	73,306,000	1,586,659	130,106,000
Undistributed earnings of foreign subsidiaries that will be permanently reinvested	4,225,220	346,468,000
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	$ 140,110	¥ 11,489,000	¥ 9,114,000

Schedule of Reconciliation to Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Rate Reconciliation [Line Items]
Statutory tax (benefit) rate	(41.00%)	41.00%	41.00%
Nondeductible expenses	6.00%	5.00%	2.00%
Change in valuation allowance	25.00%	22.00%	14.00%
Tax credit for research and development		(2.00%)	(8.00%)
Unrecognized tax benefits	14.00%	0.00%	(1.00%)
Taxes on undistributed earnings of foreign subsidiaries	1.00%	0.00%	3.00%
Prior period tax accrual adjustment	(9.00%)	0.00%	(2.00%)
Difference in statutory tax rates of foreign subsidiaries	(4.00%)	(13.00%)	(3.00%)
Nondeductible goodwill impairment loss	13.00%
Change in tax law and rate	23.00%
Other, net	(2.00%)	(2.00%)	3.00%
Effective tax rate	26.00%	51.00%	49.00%

Schedule of Tax Effect of Temporary Differences and Carryforwards (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred tax assets:
Accrued expenses	$ 245,439	¥ 20,126,000	¥ 22,176,000
Property, plant and equipment	61,573	5,049,000	4,560,000
Accrued pension and severance costs	737,024	60,436,000	56,130,000
Net operating loss carryforwards	632,866	51,895,000	36,410,000
Goodwill and other intangible assets	78,695	6,453,000
Other	309,196	25,354,000	22,084,000
Total gross deferred tax assets	2,064,793	169,313,000	141,360,000
Less - Valuation allowance	(518,939)	(42,553,000)	(37,134,000)
Total deferred tax assets	1,545,854	126,760,000	104,226,000
Deferred tax liabilities:
Sales-type leases	(16,768)	(1,375,000)	(2,482,000)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(119,146)	(9,770,000)	(12,011,000)
Net unrealized gains and losses on securities	(34,329)	(2,815,000)	(1,993,000)
Basis difference of acquired intangible assets	(189,402)	(15,531,000)	(19,889,000)
Other	(58,270)	(4,778,000)	(6,811,000)
Total deferred tax liabilities	(417,915)	(34,269,000)	(43,186,000)
Net deferred tax assets	$ 1,127,939	¥ 92,491,000	¥ 61,040,000

Schedule of Net Deferred Tax Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Net Deferred Tax Assets USD ($)	Mar. 31, 2012 Net Deferred Tax Assets JPY (¥)	Mar. 31, 2011 Net Deferred Tax Assets JPY (¥)
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income taxes and other (Current assets)				$ 638,646	¥ 52,369,000	¥ 47,967,000
Lease deposits and other (Investments and other assets)	1,124,902	92,242,000	76,836,000	650,524	53,343,000	35,707,000
Accrued expenses and other (Current liabilities)	(2,328,476)	(190,935,000)	(198,464,000)	(36,060)	(2,957,000)	(3,188,000)
Deferred income taxes and other (Long-term liabilities)	(574,683)	(47,124,000)	(47,707,000)	(125,171)	(10,264,000)	(19,446,000)
Total	$ 1,127,939	¥ 92,491,000	¥ 61,040,000

Reconciliation of Unrecognized Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Contingency [Line Items]
Beginning balance	$ 127,476	¥ 10,453,000	¥ 12,050,000	¥ 11,816,000
Additions for tax positions of current year	55,950	4,588,000	12,000	473,000
Additions for tax positions of prior years	20,634	1,692,000	148,000	1,573,000
Reductions for tax positions of prior years	(3,280)	(269,000)	(313,000)	(519,000)
Settlements	(1,256)	(103,000)	(243,000)	(628,000)
Effect of exchange rate changes	(829)	(68,000)	(1,201,000)	(665,000)
Ending balance	$ (198,695)	¥ 16,293,000	¥ 10,453,000	¥ 12,050,000

Short-Term Borrowings (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Borrowings, Banks USD ($)	Mar. 31, 2012 Borrowings, Banks JPY (¥)	Mar. 31, 2011 Borrowings, Banks JPY (¥)	Mar. 31, 2012 Commercial Paper USD ($)	Mar. 31, 2012 Commercial Paper JPY (¥)	Mar. 31, 2011 Commercial Paper JPY (¥)
Short-term debt, weighted average interest rate				0.90%	0.90%	0.80%	0.10%	0.10%	0.30%
Short-term borrowings	$ 1,356,976	¥ 111,272,000	¥ 39,095,000	$ 410,574	¥ 33,667,000	¥ 24,128,000	$ 946,402	¥ 77,605,000	¥ 14,967,000

Short-Term Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unused lines of Credit USD ($)	Mar. 31, 2012 Unused lines of Credit JPY (¥)	Mar. 31, 2011 Unused lines of Credit JPY (¥)	Mar. 31, 2012 Borrowings In Foreign Currencies USD ($)	Mar. 31, 2012 Borrowings In Foreign Currencies JPY (¥)	Mar. 31, 2011 Borrowings In Foreign Currencies JPY (¥)	Mar. 31, 2012 Commercial Paper USD ($)	Mar. 31, 2012 Commercial Paper JPY (¥)	Mar. 31, 2011 Commercial Paper JPY (¥)	Mar. 31, 2012 Commercial Paper Unused lines of Credit USD ($)	Mar. 31, 2012 Commercial Paper Unused lines of Credit JPY (¥)	Mar. 31, 2011 Commercial Paper Unused lines of Credit JPY (¥)	Mar. 31, 2012 Medium-term Notes Unused lines of Credit USD ($)	Mar. 31, 2012 Medium-term Notes Unused lines of Credit JPY (¥)	Mar. 31, 2011 Medium-term Notes Unused lines of Credit JPY (¥)
Short-term Debt [Line Items]
Short-term borrowings	$ 1,356,976	¥ 111,272,000	¥ 39,095,000				$ 541,427	¥ 44,397,000	¥ 38,115,000	$ 946,402	¥ 77,605,000	¥ 14,967,000
Lines of credit	$ 8,233,524	¥ 675,149,000	¥ 683,534,000	$ 6,634,902	¥ 544,062,000	¥ 636,714,000							$ 2,403,073	¥ 197,052,000	¥ 259,978,000	$ 0	¥ 0	¥ 83,150,000

Long-Term Indebtedness (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 1.10%, straight bonds, payable in yen, due March 2012 JPY (¥)	Mar. 31, 2012 1.39%, straight bonds, payable in yen, due March 2014 USD ($)	Mar. 31, 2012 1.39%, straight bonds, payable in yen, due March 2014 JPY (¥)	Mar. 31, 2011 1.39%, straight bonds, payable in yen, due March 2014 JPY (¥)	Mar. 31, 2012 2.08%, straight bonds, payable in yen, due March 2019 USD ($)	Mar. 31, 2012 2.08%, straight bonds, payable in yen, due March 2019 JPY (¥)	Mar. 31, 2011 2.08%, straight bonds, payable in yen, due March 2019 JPY (¥)	Mar. 31, 2012 0.57%, straight bonds, payable in yen, due June 2015 USD ($)	Mar. 31, 2012 0.57%, straight bonds, payable in yen, due June 2015 JPY (¥)	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 JPY (¥)	Mar. 31, 2012 0.88%, straight bonds, payable in yen, due June 2017 USD ($)	Mar. 31, 2012 0.88%, straight bonds, payable in yen, due June 2017 JPY (¥)	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 JPY (¥)	Mar. 31, 2012 6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary USD ($)	Mar. 31, 2012 0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary JPY (¥)	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, due December 2011 JPY (¥)	Mar. 31, 2012 Unsecured Loans From Banks And Insurance Companies USD ($)	Mar. 31, 2012 Unsecured Loans From Banks And Insurance Companies JPY (¥)	Mar. 31, 2011 Unsecured Loans From Banks And Insurance Companies JPY (¥)	Mar. 31, 2012 Secured Loans From Banks Insurance Companies And Other Financial Institutions USD ($)	Mar. 31, 2012 Secured Loans From Banks Insurance Companies And Other Financial Institutions JPY (¥)	Mar. 31, 2011 Secured Loans From Banks Insurance Companies And Other Financial Institutions JPY (¥)
Debt Instrument [Line Items]
Straight bonds payable	$ 2,491,854	¥ 204,332,000	¥ 226,839,000	¥ 20,000,000	$ 609,756	¥ 50,000,000	¥ 50,000,000	$ 182,927	¥ 15,000,000	¥ 15,000,000	$ 487,805	¥ 40,000,000	¥ 40,000,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	$ 29,403	¥ 2,411,000	¥ 2,677,000	$ 23,428	¥ 1,921,000	¥ 1,941,000	$ 426,829	¥ 35,000,000	¥ 35,000,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	$ 243,902	¥ 20,000,000	¥ 20,000,000	¥ 2,221,000
Loans, weighted average interest rate																																	0.95%	0.95%	1.11%	0.01%	0.01%	0.01%
Unsecured loans																																	4,623,598	379,135,000	331,941,000
Secured loans																																				5,451	447,000	633,000
Long-term indebtedness caused by lease transactions (see Note 4)	550,902	45,174,000	28,754,000
Capital lease obligations (see Note 8)	18,378	1,507,000	2,362,000
Total	7,690,183	630,595,000	590,529,000
Less - Current maturities included in current liabilities	(1,282,439)	(105,160,000)	(111,106,000)
Long-term indebtedness Less current maturities	$ 6,407,744	¥ 525,435,000	¥ 479,423,000

Long-Term Indebtedness (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unsecured Loans From Banks And Insurance Companies
Debt Instrument [Line Items]
Loans, maturity year	2017	2017
Secured Loans From Banks Insurance Companies And Other Financial Institutions
Debt Instrument [Line Items]
Loans, maturity year	2014	2014

Long-Term Indebtedness - Additional Information (Detail) (Land Buildings And Lease Receivables Collateralized) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
Secured loans	$ 6,244	¥ 512,000	¥ 720,000

Summary of Aggregate Annual Maturities of Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Instrument [Line Items]
2013	¥ 105,160
2014	157,737
2015	161,354
2016	87,357
2017	78,415
2018 and thereafter	40,572
Total	¥ 630,595

Changes in Benefit Obligations and Plan Assets of Pension Plans (Detail)	12 Months Ended
	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2010 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)	Mar. 31, 2010 Foreign Plans JPY (¥)
Change in benefit obligations:
Benefit obligations at beginning of year	$ 3,362,073,000	¥ 275,690,000,000	¥ 274,880,000,000		$ 2,036,061,000	¥ 166,957,000,000	¥ 171,230,000,000
Service cost	134,427,000	11,023,000,000	10,819,000,000	11,255,000,000	15,439,000	1,266,000,000	1,821,000,000	2,461,000,000
Interest cost	67,183,000	5,509,000,000	5,705,000,000	5,249,000,000	103,488,000	8,486,000,000	9,014,000,000	9,491,000,000
Plan participants' contributions					6,561,000	538,000,000	516,000,000
Actuarial loss	171,561,000	14,068,000,000	1,549,000,000		308,573,000	25,303,000,000	5,571,000,000
Prior service cost							702,000,000
Settlement					(22,512,000)	(1,846,000,000)	(984,000,000)
Benefits paid	(379,049,000)	(31,082,000,000)	(17,263,000,000)		(68,183,000)	(5,591,000,000)	(6,292,000,000)
Foreign exchange impact and other					(32,951,000)	(2,702,000,000)	(14,621,000,000)
Benefit obligations assumed in connection with business acquisition	29,146,000	2,390,000,000
Benefit obligations at end of year	3,385,341,000	277,598,000,000	275,690,000,000	274,880,000,000	2,346,476,000	192,411,000,000	166,957,000,000	171,230,000,000
Change in plan assets:
Fair value of plan assets at beginning of year	1,949,159,000	159,831,000,000	162,307,000,000		1,732,220,000	142,042,000,000	143,259,000,000
Actual return on plan assets	7,305,000	599,000,000	(1,922,000,000)		167,439,000	13,730,000,000	8,671,000,000
Employer contribution	101,183,000	8,297,000,000	8,877,000,000		47,073,000	3,860,000,000	5,565,000,000
Plan participants' contributions					6,561,000	538,000,000	516,000,000
Partial withdrawal of plan assets	(3,171,000)	(260,000,000)	(240,000,000)
Settlement					(11,610,000)	(952,000,000)	(84,000,000)
Benefits paid	(186,037,000)	(15,255,000,000)	(9,191,000,000)		(68,183,000)	(5,591,000,000)	(6,292,000,000)
Foreign exchange impact					(29,646,000)	(2,431,000,000)	(9,593,000,000)
Fair value of plan assets at end of year	1,868,439,000	153,212,000,000	159,831,000,000	162,307,000,000	1,843,854,000	151,196,000,000	142,042,000,000	143,259,000,000
Funded status	$ (1,516,902,000)	¥ (124,386,000,000)	¥ (115,859,000,000)		$ (502,622,000)	¥ (41,215,000,000)	¥ (24,915,000,000)

Net Amounts Recognized in Consolidated Balance Sheet (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Lease deposits and other	$ 42,598	¥ 3,493,000	¥ 3,693,000	$ 15,171	¥ 1,244,000	¥ 3,465,000
Accrued expenses and other	(67,232)	(5,513,000)	(6,812,000)	(830)	(68,000)	(280,000)
Accrued pension and severance costs	(1,492,268)	(122,366,000)	(112,740,000)	(516,963)	(42,391,000)	(28,100,000)
Net amount recognized	$ (1,516,902)	¥ (124,386,000)	¥ (115,859,000)	$ (502,622)	¥ (41,215,000)	¥ (24,915,000)

Net Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 1,211,512	¥ 99,344,000	¥ 91,275,000	$ 457,329	¥ 37,501,000	¥ 20,881,000
Prior service credit	(360,622)	(29,571,000)	(33,634,000)	(9,841)	(807,000)	(1,220,000)
Net amount recognized	$ 850,890	¥ 69,773,000	¥ 57,641,000	$ 447,488	¥ 36,694,000	¥ 19,661,000

Accumulated Benefit Obligations (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 3,319,500	¥ 272,199,000	¥ 270,800,000	$ 2,270,622	¥ 186,191,000	¥ 162,737,000

Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Domestic plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	2.00%
Rate of compensation increase	3.30%	3.30%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.60%
Rate of compensation increase	2.00%	2.00%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.00%	2.10%	1.90%
Rate of compensation increase	3.30%	6.50%	6.50%
Expected long-term return on plan assets	0.30%	0.30%	0.40%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.60%	6.20%	6.90%
Rate of compensation increase	2.00%	3.50%	3.90%
Expected long-term return on plan assets	5.80%	5.70%	6.50%

Net Periodic Benefit Costs of Pension Plans (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2010 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)	Mar. 31, 2010 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 134,427	¥ 11,023,000	¥ 10,819,000	¥ 11,255,000	$ 15,439	¥ 1,266,000	¥ 1,821,000	¥ 2,461,000
Interest cost	67,183	5,509,000	5,705,000	5,249,000	103,488	8,486,000	9,014,000	9,491,000
Expected return on plan assets	(5,805)	(476,000)	(531,000)	(525,000)	(100,329)	(8,227,000)	(8,236,000)	(7,972,000)
Net amortization	19,841	1,627,000	1,860,000	3,447,000	7,256	595,000	935,000	450,000
Settlement benefit					(1,402)	(115,000)	(182,000)	(230,000)
Total net periodic pension cost	$ 215,646	¥ 17,683,000	¥ 17,853,000	¥ 19,426,000	$ 24,452	¥ 2,005,000	¥ 3,352,000	¥ 4,200,000

Projected Benefit Obligations and Fair Value of Plan Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	$ 3,385,341	¥ 277,598,000	¥ 275,690,000	$ 2,287,768	¥ 187,597,000	¥ 161,249,000
Fair value of plan assets	1,868,439	153,212,000	159,831,000	1,810,634	148,472,000	136,683,000
Accumulated benefit obligations	3,319,500	272,199,000	270,800,000	2,237,634	183,486,000	157,529,000
Fair value of plan assets	$ 1,868,439	¥ 153,212,000	¥ 159,831,000	$ 1,810,634	¥ 148,472,000	¥ 136,378,000

Fair Values Of Plan Assets, Domestic (Detail) (Domestic plans) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Other assets USD ($)	Mar. 31, 2012 Other assets JPY (¥)	Mar. 31, 2011 Other assets JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Equity Securities Pooled funds USD ($)		Mar. 31, 2012 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Equity Securities Domestic companies USD ($)	Mar. 31, 2012 Equity Securities Domestic companies JPY (¥)	Mar. 31, 2011 Equity Securities Domestic companies JPY (¥)	Mar. 31, 2012 Equity Securities Domestic companies Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Equity Securities Domestic companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Equity Securities Domestic companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Debt Securities Domestic bonds USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 JPY (¥)
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	$ 1,868,439	¥ 153,212,000	$ 1,949,159	¥ 159,831,000	¥ 162,307,000	$ 240,232	¥ 19,699,000	¥ 31,641,000	$ 1,628,207	¥ 133,513,000	¥ 128,190,000	$ 463,646	¥ 38,019,000	¥ 41,633,000	$ 463,646	¥ 38,019,000	¥ 41,633,000	$ 146,037	¥ 11,975,000	¥ 20,410,000	$ 256	¥ 21,000	¥ 39,000	$ 145,781	¥ 11,954,000	¥ 20,371,000	$ 308,573	[1]	¥ 25,303,000	[1]	¥ 35,215,000	[1]	$ 308,573	[1]	¥ 25,303,000	[1]	¥ 35,215,000	[1]	$ 179,805	¥ 14,744,000	¥ 25,893,000	$ 179,805	¥ 14,744,000	¥ 25,893,000	$ 710,207	[2]	¥ 58,237,000	[2]	¥ 30,971,000	[3]	$ 710,207	[2]	¥ 58,237,000	[2]	¥ 30,971,000	[3]	$ 60,171	¥ 4,934,000	¥ 5,200,000	$ 60,171	¥ 4,934,000	¥ 5,200,000	¥ 509,000	¥ 509,000

[1]	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
[2]	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
[3]	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.

Fair Values Of Plan Assets, Foreign (Detail) (Foreign Plans) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Other assets USD ($)	Mar. 31, 2012 Other assets JPY (¥)	Mar. 31, 2011 Other assets JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2012 Equity Securities Pooled funds USD ($)		Mar. 31, 2012 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 1 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 3 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2011 Equity Securities Domestic companies JPY (¥)	Mar. 31, 2011 Equity Securities Domestic companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Equity Securities Foreign companies USD ($)	Mar. 31, 2012 Equity Securities Foreign companies JPY (¥)	Mar. 31, 2011 Equity Securities Foreign companies JPY (¥)	Mar. 31, 2012 Equity Securities Foreign companies Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Equity Securities Foreign companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Equity Securities Foreign companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 1 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 1 JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 3 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 3 JPY (¥)		Mar. 31, 2012 Debt Securities Domestic bonds USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Debt Securities Foreign bonds USD ($)	Mar. 31, 2012 Debt Securities Foreign bonds JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds JPY (¥)	Mar. 31, 2012 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 JPY (¥)
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	$ 1,843,854	¥ 151,196,000	$ 1,732,220	¥ 142,042,000	¥ 143,259,000	$ 1,107,622	¥ 90,825,000	¥ 83,556,000	$ 586,744	¥ 48,113,000	¥ 47,520,000	$ 149,488	¥ 12,258,000	¥ 10,966,000	$ 219,463	¥ 17,996,000	¥ 18,523,000	$ 219,463	¥ 17,996,000	¥ 18,523,000	$ 42,196	¥ 3,460,000	¥ 5,150,000	$ 21,110	¥ 1,731,000	¥ 2,222,000	$ 17,476	¥ 1,433,000	¥ 753,000	$ 3,610	¥ 296,000	¥ 2,175,000	$ 313,402	[1]	¥ 25,699,000	[1]	¥ 23,366,000	[1]	$ 81,378	[1]	¥ 6,673,000	[1]	¥ 7,131,000	[1]	$ 163,512	[1]	¥ 13,408,000	[1]	¥ 13,790,000	[1]	$ 68,512	[1]	¥ 5,618,000	[1]	¥ 2,445,000	[1]	¥ 158,000	¥ 158,000	$ 203,951	¥ 16,724,000	¥ 16,992,000	$ 203,951	¥ 16,724,000	¥ 16,992,000	$ 591,964	[2]	¥ 48,541,000	[2]	¥ 44,722,000	[2]	$ 328,305	[2]	¥ 26,921,000	[2]	¥ 23,922,000	[2]	$ 186,293	[2]	¥ 15,276,000	[2]	¥ 14,454,000	[2]	$ 77,366	[2]	¥ 6,344,000	[2]	¥ 6,346,000	[2]	$ 14,280	¥ 1,171,000	¥ 1,084,000	$ 14,280	¥ 1,171,000	¥ 1,084,000	$ 458,598	¥ 37,605,000	¥ 32,047,000	$ 458,598	¥ 37,605,000	¥ 32,047,000

[1]	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
[2]	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Fair Values Of Plan Assets, Domestic (Parenthetical) (Detail) (Domestic plans)	12 Months Ended
Mar. 31, 2012
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	25.00%
Funds investment in listed debt securities	40.00%
Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	80.00%
Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	20.00%

Fair Values Of Plan Assets, Foreign (Parenthetical) (Detail) (Foreign Plans)	12 Months Ended
Mar. 31, 2012
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	30.00%
Funds investment in listed debt securities	55.00%
Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	90.00%
Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	10.00%

Pension and Retirement Allowance Plans - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Domestic plans	Mar. 31, 2012 Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Funds investment in listed equity securities					25.00%	30.00%
Funds investment in listed debt securities					40.00%	55.00%
Funds investment in listed other investment					35.00%	15.00%
Expected contribution to pension plan for the year ending March 31, 2013		¥ 12,980,000,000
Estimated net actuarial loss for pension plan that will be amortized over the next year ending March 31, 2013		7,632,000,000
Prior service credit for pension plan that will be amortized over the next year ending March 31, 2013		(4,118,000,000)
Cost of defined contribution plans	$ 79,451,000	¥ 6,515,000,000	¥ 6,620,000,000	¥ 5,768,000,000

Reconciliation of Activity for Assets and Liabilities Classified (Detail) (Foreign Plans)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Other assets USD ($)	Mar. 31, 2012 Other assets JPY (¥)	Mar. 31, 2011 Other assets JPY (¥)	Mar. 31, 2012 Equity Securities Pooled funds USD ($)	Mar. 31, 2012 Equity Securities Pooled funds JPY (¥)	Mar. 31, 2011 Equity Securities Pooled funds JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)	Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)	Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at beginning of period	$ 133,732,000	¥ 10,966,000,000	¥ 9,300,000,000	$ 26,525,000	¥ 2,175,000,000	¥ 249,000,000	$ 29,817,000	¥ 2,445,000,000	¥ 2,497,000,000	$ 77,390,000	¥ 6,346,000,000	¥ 6,554,000,000
Relating to assets still held at the reporting date	9,622,000	789,000,000	822,000,000				4,012,000	329,000,000	220,000,000	5,610,000	460,000,000	602,000,000
Relating to assets sold during the period			25,000,000									25,000,000
Purchases, sales and settlements, net	7,049,000	578,000,000	1,890,000,000	(21,744,000)	(1,783,000,000)	2,013,000,000	33,561,000	2,752,000,000		(4,768,000)	(391,000,000)	(123,000,000)
Foreign exchange impact	(915,000)	(75,000,000)	(1,071,000,000)	(1,171,000)	(96,000,000)	(87,000,000)	1,122,000	92,000,000	(272,000,000)	(866,000)	(71,000,000)	(712,000,000)
Balance at end of period	$ 149,488,000	¥ 12,258,000,000	¥ 10,966,000,000	$ 3,610,000	¥ 296,000,000	¥ 2,175,000,000	$ 68,512,000	¥ 5,618,000,000	¥ 2,445,000,000	$ 77,366,000	¥ 6,344,000,000	¥ 6,346,000,000

Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Domestic plans
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 13,033
2014	11,640
2015	13,922
2016	13,701
2017	13,290
2018 to 2022	84,064
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
2013	6,383
2014	6,382
2015	6,684
2016	6,869
2017	7,196
2018 to 2022	¥ 42,409

Ricoh company Ltd. Shareholders Equity - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Jun. 26, 2012 Dividend Declared USD ($)	Jun. 26, 2012 Dividend Declared JPY (¥)	Mar. 31, 2012 Legal Reserve Additional paid-in capital
Retained Earnings Adjustments [Line Items]
Percentage of appropriated retained earnings	10.00%	10.00%
Percentage rate equal to common stock that legal reserves and APIC must match for no further appropriations					25.00%
Dividends declared, per share				¥ 8.5
Common stock dividend, value			$ 75,158	¥ 6,163,000
Cash dividend declaration date			Jun 26, 2012	Jun 26, 2012
Cash dividend declared, date of record			Mar 31, 2012	Mar 31, 2012
Retained earnings legally available for dividend distribution	$ 3,214,061	¥ 263,553,000

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Before Tax Amount USD ($)	Mar. 31, 2012 Before Tax Amount JPY (¥)	Mar. 31, 2011 Before Tax Amount JPY (¥)	Mar. 31, 2010 Before Tax Amount JPY (¥)	Mar. 31, 2012 Tax Benefit (Expense) USD ($)	Mar. 31, 2012 Tax Benefit (Expense) JPY (¥)	Mar. 31, 2011 Tax Benefit (Expense) JPY (¥)	Mar. 31, 2010 Tax Benefit (Expense) JPY (¥)	Mar. 31, 2012 Net Of Tax Amount USD ($)	Mar. 31, 2012 Net Of Tax Amount JPY (¥)	Mar. 31, 2011 Net Of Tax Amount JPY (¥)	Mar. 31, 2010 Net Of Tax Amount JPY (¥)
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Net-of-tax amount	$ (183,732)	¥ (15,066,000)	¥ (37,938,000)	¥ (13,749,000)									$ (181,366)	¥ (14,872,000)	¥ (38,207,000)	¥ (13,751,000)
Unrealized gains and losses arising during the year, Net-of-tax amount													(21,402)	(1,755,000)	(982,000)	670,000
Less - Reclassification adjustment for gains and losses on securities realized in net income, Net-of-tax amount													36,219	2,970,000	1,076,000	(146,000)
Net unrealized gains and losses on securities	14,732	1,208,000	88,000	534,000									14,817	1,215,000	94,000	524,000
Unrealized gains and losses on derivatives arising during the year, Net-of-tax amount													(439)	(36,000)	(138,000)	(878,000)
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Net-of-tax amount													622	51,000	127,000	94,000
Net unrealized gains and losses on derivatives	1,012	83,000	(33,000)	(780,000)									183	15,000	(11,000)	(784,000)
Unrealized gains and losses on Pension liability adjustments arising during the year, Net-of-tax amount													(261,390)	(21,434,000)	(1,865,000)	4,654,000
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Net-of-tax amount													16,451	1,349,000	1,707,000	2,312,000
Net unrealized gains and losses on Pension liability adjustments, Net-of-tax amount	(245,890)	(20,163,000)	(165,000)	7,031,000									(244,939)	(20,085,000)	(158,000)	6,966,000
Other comprehensive income (loss), Net-of-tax amount													(411,305)	(33,727,000)	(38,282,000)	(7,045,000)
Foreign currency translation adjustments					(181,671)	(14,897,000)	(38,227,000)	(13,753,000)
Unrealized gains and losses arising during the year					(36,134)	(2,963,000)	(1,658,000)	1,132,000
Less - Reclassification adjustment for gains and losses on securities realized in net income, Before-tax amount					61,158	5,015,000	1,817,000	(247,000)
Net unrealized gains and losses on securities					25,024	2,052,000	159,000	885,000
Unrealized gains and losses arising during the year					(951)	(78,000)	(233,000)	(1,490,000)
Less - Reclassification adjustment for gains and losses realized in net income					1,049	86,000	214,000	159,000
Net unrealized gains and losses on derivatives					98	8,000	(19,000)	(1,331,000)
Unrealized gains and losses arising during the year	405,305	33,235,000	3,047,000	(7,830,000)	(405,305)	(33,235,000)	(3,047,000)	7,830,000
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Before-tax amount					27,098	2,222,000	2,795,000	3,897,000
Net unrealized gains and losses					(378,207)	(31,013,000)	(252,000)	11,727,000
Other comprehensive income (loss)					(534,756)	(43,850,000)	(38,339,000)	(2,472,000)
Foreign currency translation adjustments, Tax benefit (expense)	(305)	(25,000)	(20,000)	(2,000)					305	25,000	20,000	2,000
Unrealized gains and losses arising during the year, Tax benefit (expense)									14,732	1,208,000	676,000	(462,000)
Less - Reclassification adjustment for gains and losses on securities realized in net income, Tax benefit (expense)									(24,939)	(2,045,000)	(741,000)	101,000
Net unrealized gains and losses on securities, Tax benefit (expense)	10,207	837,000	65,000	361,000					(10,207)	(837,000)	(65,000)	(361,000)
Unrealized gains and losses on derivatives arising during the year, Tax benefit (expense)									512	42,000	95,000	612,000
Less - Reclassification adjustment for gains losses on derivatives realized in net income, Tax benefit (expense)									(427)	(35,000)	(87,000)	(65,000)
Net unrealized gains and losses on derivatives, Tax benefit (expense)									85	7,000	8,000	547,000
Unrealized gains and losses on Pension liability adjustments arising during the year, Tax benefit (expense)	143,915	11,801,000	1,182,000	(3,176,000)					143,915	11,801,000	1,182,000	(3,176,000)
Less - Reclassification adjustment for gains and losses on Pension liability adjustments realized in net income, Tax benefit (expense)									(10,647)	(873,000)	(1,088,000)	(1,585,000)
Net unrealized gains and losses on Pension liability adjustments, Tax benefit (expense)									133,268	10,928,000	94,000	(4,761,000)
Other comprehensive income (loss), Tax benefit (expense)									$ 123,451	¥ 10,123,000	¥ 57,000	¥ (4,753,000)

Other Comprehensive Income (Loss) - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Other Ownership Interests [Line Items]
Unrealized gains and losses on Pension liability adjustments arising during the year, Before-tax amount	$ (405,305)	¥ (33,235,000)	¥ (3,047,000)	¥ 7,830,000
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of net actuarial loss	(81,683)	(6,698,000)	(6,380,000)	(8,166,000)
Less - Reclassification adjustment for gains and losses realized in net income, amortizations of prior service cost	54,585	4,476,000	3,585,000	4,269,000
Unrealized gains and losses on Pension liability adjustments, Tax benefit (expenses)	143,915	11,801,000	1,182,000	(3,176,000)
Unrealized gains and losses on Pension liability adjustments, net actuarial loss, Tax benefit (expenses)	32,744	2,685,000	2,542,000	3,316,000
Unrealized gains and losses on Pension liability adjustments, prior service cost, Tax benefit (expenses)	$ (22,097)	¥ (1,812,000)	¥ (1,454,000)	¥ (1,731,000)

Changes in Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Changes In Accumulated Other Comprehensive Income (Loss) USD ($)	Mar. 31, 2012 Changes In Accumulated Other Comprehensive Income (Loss) JPY (¥)	Mar. 31, 2011 Changes In Accumulated Other Comprehensive Income (Loss) JPY (¥)	Mar. 31, 2010 Changes In Accumulated Other Comprehensive Income (Loss) JPY (¥)
Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Beginning Balance					$ (1,515,280)	¥ (124,253,000)	¥ (86,046,000)	¥ (72,295,000)
Foreign currency translation adjustments, Change during the year	(183,732)	(15,066,000)	(37,938,000)	(13,749,000)	(181,366)	(14,872,000)	(38,207,000)	(13,751,000)
Foreign currency translation adjustments, Ending balance					(1,696,646)	(139,125,000)	(124,253,000)	(86,046,000)
Unrealized gains and losses on securities, Beginning balance					30,073	2,466,000	2,372,000	1,848,000
Unrealized gains and losses on securities, Change during the year	14,732	1,208,000	88,000	534,000	14,817	1,215,000	94,000	524,000
Unrealized gains and losses on securities, Ending balance					44,890	3,681,000	2,466,000	2,372,000
Unrealized gains and losses on derivatives, Beginning balance					(14,244)	(1,168,000)	(1,157,000)	(373,000)
Unrealized gains and losses on derivatives, Change during the year	1,012	83,000	(33,000)	(780,000)	183	15,000	(11,000)	(784,000)
Unrealized gains and losses on derivatives, Ending balance					(14,061)	(1,153,000)	(1,168,000)	(1,157,000)
Pension liability adjustments, Beginning balance					(579,183)	(47,493,000)	(47,335,000)	(54,301,000)
Pension liability adjustments, Change during the year	(245,890)	(20,163,000)	(165,000)	7,031,000	(244,939)	(20,085,000)	(158,000)	6,966,000
Pension liability adjustments, Ending balance					(824,122)	(67,578,000)	(47,493,000)	(47,335,000)
Total accumulated other comprehensive income (loss), Beginning balance		(170,448,000)			(2,078,634)	(170,448,000)	(132,166,000)	(125,121,000)
Total accumulated other comprehensive income (loss), Change during the year					(411,305)	(33,727,000)	(38,282,000)	(7,045,000)
Total accumulated other comprehensive income (loss), Ending balance	$ (2,489,939)	¥ (204,175,000)	¥ (170,448,000)		$ (2,489,939)	¥ (204,175,000)	¥ (170,448,000)	¥ (132,166,000)

Reconciliation of the Numerator and the Denominators of the Basic and Diluted Per Share Computations for Net Income Attributable (Detail)
Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares of common stock outstanding	725,483	725,483	725,555	725,613
Euro Yen Zero Coupon Convertible Bonds - due December 2011			13,739	19,741
Diluted shares of common stock outstanding	725,483	725,483	739,294	745,354
Net income (loss) attributable to Ricoh Company, Ltd.	$ (543,414,000)	¥ (44,560,000,000)	¥ 18,630,000,000	¥ 27,044,000,000
Euro Yen Zero Coupon Convertible Bonds - due December 2011			(38,000,000)	(25,000,000)
Diluted net income (loss) attributable to Ricoh Company, Ltd.	$ (543,414,000)	¥ (44,560,000,000)	¥ 18,592,000,000	¥ 27,019,000,000
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	$ (0.75)	¥ (61.42)	¥ 25.68	¥ 37.27
Diluted	$ (0.75)	¥ (61.42)	¥ 25.15	¥ 36.25

Derivative Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within next 12 months	$ 159	¥ 13,000

Contract Amounts of Derivative Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swap agreements	$ 4,137,000	¥ 339,234,000	¥ 284,444,000
Contract amounts of derivative instruments				$ 2,323,695	¥ 190,543,000	¥ 210,958,000	$ 337,280	¥ 27,657,000	¥ 3,555,000

Location and Fair Value Amounts of Derivatives Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements)
In Thousands, unless otherwise specified	Mar. 31, 2012 Lease Deposits And Other USD ($)	Mar. 31, 2012 Lease Deposits And Other JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other USD ($)	Mar. 31, 2012 Accrued Expenses And Other JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivatives, Current Fair value					¥ 4,000
Liability derivatives, Current Fair value						5,512	452,000	73,000
Asset derivatives, Long-term Fair value	549	45,000
Liability derivatives, Long-term Fair value			$ 18,610	¥ 1,526,000	¥ 2,766,000

Location and Fair Value Amounts of Derivatives Not Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Not Designated as Hedging Instrument)
In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Lease Deposits And Other Foreign currency contracts USD ($)	Mar. 31, 2012 Lease Deposits And Other Foreign currency contracts JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency contracts USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency contracts JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other Foreign currency contracts JPY (¥)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency options USD ($)	Mar. 31, 2012 Deferred Income Taxes And Other Foreign currency options JPY (¥)	Mar. 31, 2011 Deferred Income Taxes And Other Foreign currency options JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Accrued Expenses And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency contracts USD ($)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency contracts JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other Foreign currency contracts JPY (¥)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency options USD ($)	Mar. 31, 2012 Accrued Expenses And Other Foreign currency options JPY (¥)	Mar. 31, 2011 Accrued Expenses And Other Foreign currency options JPY (¥)
Derivatives, Fair Value [Line Items]
Asset derivatives, Current Fair value	$ 5,183	¥ 425,000	¥ 1,494,000						$ 4,744	¥ 389,000	¥ 1,474,000	$ 439	¥ 36,000	¥ 20,000
Liability derivatives, Current Fair value	51,158	4,195,000	3,325,000												329	27,000	72,000	37,951	3,112,000	3,189,000	12,878	1,056,000	64,000
Asset derivatives, Long-term Fair value	963	79,000		963	79,000
Liability derivatives, Long-term Fair value	$ 41,585	¥ 3,410,000	¥ 501,000			$ 2,707	¥ 222,000	¥ 24,000	$ 38,878	¥ 3,188,000	¥ 477,000

Total Fair Value Amounts of Derivatives (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Derivatives, Fair Value [Line Items]
Total asset derivatives	$ 6,695	¥ 549,000	¥ 1,498,000
Total liability derivatives	$ 116,865	¥ 9,583,000	¥ 6,665,000

Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements)
	12 Months Ended
	Mar. 31, 2012 Cash Flow Hedging USD ($)	Mar. 31, 2012 Cash Flow Hedging JPY (¥)	Mar. 31, 2011 Cash Flow Hedging USD ($)	Mar. 31, 2011 Cash Flow Hedging JPY (¥)	Mar. 31, 2010 Cash Flow Hedging JPY (¥)	Mar. 31, 2012 Cash Flow Hedging Interest Expense USD ($)	Mar. 31, 2012 Cash Flow Hedging Interest Expense JPY (¥)	Mar. 31, 2011 Cash Flow Hedging Interest Expense JPY (¥)	Mar. 31, 2010 Cash Flow Hedging Interest Expense JPY (¥)	Mar. 31, 2011 Fair Value Hedging Interest Expense JPY (¥)	Mar. 31, 2010 Fair Value Hedging Interest Expense JPY (¥)	Mar. 31, 2011 Fair Value Hedging Interest and Dividend Income JPY (¥)	Mar. 31, 2010 Fair Value Hedging Interest and Dividend Income JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	$ (439,000)	¥ (36,000,000)		¥ (138,000,000)	¥ (878,000,000)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)						(622,000)	(51,000,000)	(127,000,000)	(94,000,000)
Gain or (loss) recognized in income on derivative (ineffective portion)
Gain or (loss) recognized in income on derivative												68,000,000	173,000,000
Gain or (loss) recognized in income on hedged item										¥ (90,000,000)	¥ (273,000,000)

Location and Amount of Gains and Losses Related to Derivatives Not Designated as Hedging Instruments Reported in Consolidated Statement of Income (Detail) (Not Designated as Hedging Instrument)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2010 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2010 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)	Mar. 31, 2010 Foreign currency options JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	$ (58,158)	¥ (4,769,000)	¥ 1,767,000	¥ 1,028,000	$ (1,866)	¥ (153,000)	¥ 67,000	¥ (74,000)	$ (44,390)	¥ (3,640,000)	¥ 1,446,000	¥ (43,000)	$ (11,902)	¥ (976,000)	¥ 254,000	¥ 1,145,000

Commitments and Contingent Liabilities - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule Of Commitments And Contingencies [Line Items]
Outstanding contractual commitments relating to acquisition or construction of property, plant and equipment and other assets	$ 551,439	¥ 45,218,000
Amount Ricoh is contingently liable for certain guarantees	171	14,000
Operating leases, rent expense	$ 583,159	¥ 47,819,000	¥ 46,718,000	¥ 52,350,000

Minimum Rental Payments Required Under Non-Cancelable Operating Lease (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule Of Commitments And Contingencies [Line Items]
Minimum payments required, 2013	¥ 22,650
Minimum payments required, 2014	19,888
Minimum payments required, 2015	14,224
Minimum payments required, 2016	8,318
Minimum payments required, 2017	4,661
Minimum payments required, 2018 and thereafter	8,556
Total	¥ 78,297

Disclosures About The Fair Value Of Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Carrying amounts of non-marketable equity securities	$ 22,402	¥ 1,837,000	¥ 1,971,000

Estimated Fair Value Of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Investment securities, Carrying amount	$ 554,512	¥ 45,470,000	¥ 48,909,000
Installment loans, Carrying amount	1,016,598	83,361,000	72,634,000
Long-term indebtedness, Carrying amount	(6,407,744)	(525,435,000)	(479,423,000)
Interest rate swap agreements, net, Carrying amount	(26,609)	(2,182,000)	(2,931,000)
Foreign currency derivatives, net, Carrying amount				(71,122)	(5,832,000)	(2,192,000)	(12,439)	(1,020,000)	(44,000)
Investment securities, Estimated fair value	554,512	45,470,000	48,909,000
Installment loans, Estimated fair value	1,029,768	84,441,000	73,769,000
Long-term indebtedness, Estimated fair value	(6,390,927)	(524,056,000)	(475,117,000)
Interest rate swap agreements, net, Estimated fair value	(26,609)	(2,182,000)	(2,931,000)
Foreign currency contracts, net, Estimated fair value	(71,122)	(5,832,000)	(2,192,000)
Foreign currency options, net, Estimated fair value	$ (12,439)	¥ (1,020,000)	¥ (44,000)

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Domestic Equity Securities USD ($)	Mar. 31, 2012 Domestic Equity Securities JPY (¥)	Mar. 31, 2011 Domestic Equity Securities JPY (¥)	Mar. 31, 2012 Domestic Equity Securities Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Domestic Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Domestic Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Foreign Equity Securities USD ($)	Mar. 31, 2012 Foreign Equity Securities JPY (¥)	Mar. 31, 2011 Foreign Equity Securities JPY (¥)	Mar. 31, 2012 Foreign Equity Securities Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Foreign Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Foreign Equity Securities Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Foreign Corporate Bonds USD ($)	Mar. 31, 2012 Foreign Corporate Bonds JPY (¥)	Mar. 31, 2011 Foreign Corporate Bonds JPY (¥)	Mar. 31, 2012 Foreign Corporate Bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Foreign Corporate Bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Foreign Corporate Bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Interest Rate Swap Agreements USD ($)	Mar. 31, 2012 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements JPY (¥)	Mar. 31, 2012 Interest Rate Swap Agreements Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Interest Rate Swap Agreements Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency contracts Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Foreign currency contracts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Foreign currency contracts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)	Mar. 31, 2012 Foreign currency options Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Foreign currency options Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Foreign currency options Fair Value, Inputs, Level 2 JPY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, Assets	$ 532,110	¥ 43,633,000	¥ 46,938,000							$ 435,781	¥ 35,734,000	¥ 38,243,000	$ 435,781	¥ 35,734,000	¥ 38,243,000	$ 74,634	¥ 6,120,000	¥ 6,850,000	$ 74,634	¥ 6,120,000	¥ 6,850,000	$ 21,695	¥ 1,779,000	¥ 1,845,000	$ 21,695	¥ 1,779,000	¥ 1,845,000
Derivative instruments, Assets																												549	45,000	4,000	549	45,000	4,000	5,707	468,000	1,474,000	5,707	468,000	1,474,000	439	36,000	20,000	439	36,000	20,000
Derivatives instruments, Liabilities																												27,158	2,227,000	2,935,000	27,158	2,227,000	2,935,000	76,829	6,300,000	3,666,000	76,829	6,300,000	3,666,000	12,878	1,056,000	64,000	12,878	1,056,000	64,000
Total assets	538,805	44,182,000	48,436,000	532,110	43,633,000	46,938,000	6,695	549,000	1,498,000
Total liabilities	$ 116,865	¥ 9,583,000	¥ 6,665,000				$ 116,865	¥ 9,583,000	¥ 6,665,000

Fair Value Measurements - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Selling General And Administrative Expenses USD ($)	Mar. 31, 2012 Selling General And Administrative Expenses JPY (¥)	Mar. 31, 2011 Selling General And Administrative Expenses JPY (¥)	Mar. 31, 2012 Cost of Sales USD ($)	Mar. 31, 2012 Cost of Sales JPY (¥)	Mar. 31, 2011 Cost of Sales JPY (¥)	Mar. 31, 2012 Operating Expense USD ($)	Mar. 31, 2012 Operating Expense JPY (¥)	Mar. 31, 2011 Operating Expense JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 JPY (¥)
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Goodwill, fair value													$ 0	¥ 0
Goodwill, impairment charge	335,256	27,491,000
Long-lived assets, carrying amount	122,805	10,070,000	1,556,000
Long-lived assets, fair value													0	0	714,000
Impairment charge				$ 122,805	¥ 10,070,000	¥ 842,000	$ 6,720	¥ 551,000	¥ 77,000	$ 116,085	¥ 9,519,000	¥ 765,000

Financing Receivables and Allowance for Doubtful Receivables (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Lease Receivables USD ($)	Mar. 31, 2012 Lease Receivables JPY (¥)	Mar. 31, 2011 Lease Receivables JPY (¥)	Mar. 31, 2012 Installment Loans USD ($)	Mar. 31, 2012 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2012 Installment Receivables And Other USD ($)	Mar. 31, 2012 Installment Receivables And Other JPY (¥)	Mar. 31, 2011 Installment Receivables And Other JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 180,293	¥ 14,784,000		$ 128,378	¥ 10,527,000		$ 21,610	¥ 1,772,000		$ 30,305	¥ 2,485,000
Charge-offs	(17,037)	(1,397,000)		(15,708)	(1,288,000)		(378)	(31,000)		(951)	(78,000)
Recoveries	(85)	(7,000)		(85)	(7,000)
Provision	(5,537)	(454,000)		(7,988)	(655,000)		73	6,000		2,378	195,000
Translation adjustments	(1,366)	(112,000)		(1,280)	(105,000)					(86)	(7,000)
Ending balance	156,268	12,814,000		103,317	8,472,000		21,305	1,747,000		31,646	2,595,000
Allowance for doubtful receivables, Individually evaluated	58,439	4,792,000	6,513,000	25,232	2,069,000	4,554,000	8,073	662,000	710,000	25,134	2,061,000	1,249,000
Allowance for doubtful receivables, Collectively evaluated	97,829	8,022,000	8,271,000	78,085	6,403,000	5,973,000	13,232	1,085,000	1,062,000	6,512	534,000	1,236,000
Total : Allowance for doubtful receivables	156,268	12,814,000		103,317	8,472,000		21,305	1,747,000		31,646	2,595,000
Financing receivables, Individually evaluated	863,500	70,807,000	77,297,000	788,073	64,622,000	72,080,000	11,305	927,000	1,105,000	64,122	5,258,000	4,112,000
Financing receivables, Collectively evaluated	8,226,634	674,584,000	639,665,000	6,685,476	548,209,000	520,271,000	1,026,597	84,181,000	73,301,000	514,561	42,194,000	46,093,000
Total : Financing receivables	$ 9,090,134	¥ 745,391,000	¥ 716,962,000	$ 7,473,549	¥ 612,831,000	¥ 592,351,000	$ 1,037,902	¥ 85,108,000	¥ 74,406,000	$ 578,683	¥ 47,452,000	¥ 50,205,000

Age Analysis (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Lease Receivables USD ($)	Mar. 31, 2012 Lease Receivables JPY (¥)	Mar. 31, 2011 Lease Receivables JPY (¥)	Mar. 31, 2012 Installment Loans USD ($)	Mar. 31, 2012 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2012 Installment Receivables And Other USD ($)	Mar. 31, 2012 Installment Receivables And Other JPY (¥)	Mar. 31, 2011 Installment Receivables And Other JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	$ 8,995,841	¥ 737,659,000	¥ 707,835,000	$ 7,418,732	¥ 608,336,000	¥ 584,918,000	$ 1,027,731	¥ 84,274,000	¥ 74,373,000	$ 549,378	¥ 45,049,000	¥ 48,544,000
Overdue	94,293	7,732,000	9,127,000	54,817	4,495,000	7,433,000	10,171	834,000	33,000	29,305	2,403,000	1,661,000
Total : Financing receivables	$ 9,090,134	¥ 745,391,000	¥ 716,962,000	$ 7,473,549	¥ 612,831,000	¥ 592,351,000	$ 1,037,902	¥ 85,108,000	¥ 74,406,000	$ 578,683	¥ 47,452,000	¥ 50,205,000

Restructuring Charges - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Domestic Subsidiaries USD ($)	Mar. 31, 2012 Domestic Subsidiaries JPY (¥)	Mar. 31, 2012 Overseas Subsidiaries USD ($)	Mar. 31, 2012 Overseas Subsidiaries JPY (¥)	Mar. 31, 2012 Cost of Sales USD ($)	Mar. 31, 2012 Cost of Sales JPY (¥)	Mar. 31, 2012 Operating Expense USD ($)	Mar. 31, 2012 Operating Expense JPY (¥)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 415,878	¥ 34,102,000	$ 323,573	¥ 26,533,000	$ 92,305	¥ 7,569,000	$ 47,963,000	¥ 3,933,000	$ 367,915,000	¥ 30,169,000

Changes of Accrued Restructuring Charges (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 10,793	¥ 885,000
Restructuring charges	415,878	34,102,000
Cash payments	(385,183)	(31,585,000)
Ending balance	$ 41,488	¥ 3,402,000

Significant Restructuring Activities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2012 Corporate USD ($)	Mar. 31, 2012 Corporate JPY (¥)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 415,878	¥ 34,102,000	$ 362,646	¥ 29,737,000	$ 17,390	¥ 1,426,000	$ 4,354	¥ 357,000	$ 31,488	¥ 2,582,000

Segment Information - Additional Information (Detail) (Maximum)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Maximum
Segment Reporting Information [Line Items]
Percentage threshold of revenue attributable to single customer	10.00%	10.00%	10.00%

Operating Segment Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2011 Industrial Products JPY (¥)	Mar. 31, 2010 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)
Segment Reporting Information [Line Items]
Intersegment transaction	$ (57,695)	¥ (4,731,000)	¥ (5,413,000)	¥ (4,436,000)
Total segment sales	23,213,134	1,903,477,000	1,941,336,000	2,015,811,000	20,375,268	1,670,772,000	1,712,630,000	1,789,717,000	1,235,549	101,315,000	112,243,000	106,128,000	1,660,012	136,121,000	121,876,000	124,402,000
Total segment profit	592,012	48,545,000	128,381,000	135,525,000	686,549	56,297,000	132,286,000	140,327,000	(21,244)	(1,742,000)	1,006,000	(1,355,000)	(73,293)	(6,010,000)	(4,911,000)	(3,447,000)
Corporate expenses and elimination	(812,354)	(66,613,000)	(70,310,000)	(69,624,000)
Interest and dividend income	38,159	3,129,000	2,985,000	3,471,000
Interest expense	(85,110)	(6,979,000)	(8,528,000)	(8,139,000)
Foreign currency exchange loss, net	(53,110)	(4,355,000)	(5,956,000)	(5,159,000)
Losses on impairment of securities	(61,122)	(5,012,000)	(1,844,000)	(169,000)
Other, net	(7,951)	(652,000)	(559,000)	1,177,000
Income (loss) before income taxes and equity in earnings of affiliates	$ (389,476)	¥ (31,937,000)	¥ 44,169,000	¥ 57,082,000

Operating Segment Information Balance Sheet (Detail) In Thousands, unless otherwise specified	12 Months Ended																				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2011 Industrial Products JPY (¥)	Mar. 31, 2010 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)	Mar. 31, 2012 Eliminations USD ($)	Mar. 31, 2012 Eliminations JPY (¥)	Mar. 31, 2011 Eliminations JPY (¥)	Mar. 31, 2010 Eliminations JPY (¥)	Mar. 31, 2012 Corporate Assets USD ($)	Mar. 31, 2012 Corporate Assets JPY (¥)	Mar. 31, 2011 Corporate Assets JPY (¥)	Mar. 31, 2010 Corporate Assets JPY (¥)
Segment Reporting Information [Line Items]
Consolidated Total assets	$ 27,919,000	¥ 2,289,358,000	¥ 2,255,564,000	¥ 2,377,983,000	$ 21,624,341	¥ 1,773,196,000	¥ 1,770,074,000	¥ 1,821,103,000	$ 974,939	¥ 79,945,000	¥ 73,894,000	¥ 78,464,000	$ 1,325,622	¥ 108,701,000	¥ 80,527,000	¥ 89,342,000	$ (21,024)	¥ (1,724,000)	¥ (1,664,000)	¥ (1,250,000)	$ 4,015,122	¥ 329,240,000	¥ 332,733,000	¥ 390,324,000
Consolidated Expenditures for property, plant and equipment	893,549	73,271,000	66,875,000	66,886,000	806,219	66,110,000	59,282,000	60,389,000	37,744	3,095,000	3,235,000	3,325,000	33,293	2,730,000	2,487,000	1,553,000					16,293	1,336,000	1,871,000	1,619,000
Consolidated Expenditures for intangible fixed assets	176,878	14,504,000	18,807,000	13,383,000	108,732	8,916,000	10,670,000	9,051,000	1,915	157,000	434,000	258,000	17,085	1,401,000	1,672,000	1,246,000					49,146	4,030,000	6,031,000	2,828,000
Consolidated Depreciation of property, plant and equipment	792,488	64,984,000	67,231,000	70,394,000	707,732	58,034,000	59,261,000	62,497,000	38,195	3,132,000	4,190,000	4,385,000	31,951	2,620,000	2,044,000	1,922,000					14,610	1,198,000	1,736,000	1,590,000
Consolidated Amortization of intangible assets	$ 318,939	¥ 26,153,000	¥ 26,446,000	¥ 28,613,000	$ 226,756	¥ 18,594,000	¥ 19,320,000	¥ 21,955,000	$ 8,597	¥ 705,000	¥ 625,000	¥ 683,000	$ 14,488	¥ 1,188,000	¥ 1,226,000	¥ 1,224,000					$ 69,098	¥ 5,666,000	¥ 5,275,000	¥ 4,751,000

Sales from External Customers by Product Category (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Imaging And Solutions Imaging Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions Imaging Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions Imaging Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions Imaging Solutions JPY (¥)	Mar. 31, 2012 Imaging And Solutions Network System Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions Network System Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions Network System Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions Network System Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2011 Industrial Products JPY (¥)	Mar. 31, 2010 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)
Revenue from External Customer [Line Items]
Sales from external customers	$ 23,213,134	¥ 1,903,477,000	¥ 1,941,336,000	¥ 2,015,811,000	$ 20,375,268	¥ 1,670,772,000	¥ 1,712,630,000	¥ 1,789,717,000	$ 17,949,110	¥ 1,471,827,000	¥ 1,531,219,000	¥ 1,614,347,000	$ 2,426,158	¥ 198,945,000	¥ 181,411,000	¥ 175,370,000	$ 1,177,854	¥ 96,584,000	¥ 106,830,000	¥ 101,692,000	$ 1,660,012	¥ 136,121,000	¥ 121,876,000	¥ 124,402,000

Net Sales and Operating Income Recognized by Geographic Origin (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Americas USD ($)	Mar. 31, 2012 Americas JPY (¥)	Mar. 31, 2011 Americas JPY (¥)	Mar. 31, 2010 Americas JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 Geographic Information Other USD ($)	Mar. 31, 2012 Geographic Information Other JPY (¥)	Mar. 31, 2011 Geographic Information Other JPY (¥)	Mar. 31, 2010 Geographic Information Other JPY (¥)	Mar. 31, 2012 The United States (included in The Americas) USD ($)	Mar. 31, 2012 The United States (included in The Americas) JPY (¥)	Mar. 31, 2011 The United States (included in The Americas) JPY (¥)	Mar. 31, 2010 The United States (included in The Americas) JPY (¥)
Segment Reporting Information [Line Items]
Consolidated Sales	$ 23,213,134	¥ 1,903,477,000	¥ 1,941,336,000	¥ 2,015,811,000	$ 10,810,061	¥ 886,425,000	¥ 875,819,000	¥ 876,498,000	$ 5,716,195	¥ 468,728,000	¥ 520,000,000	¥ 558,942,000	$ 4,982,219	¥ 408,542,000	¥ 415,189,000	¥ 456,563,000	$ 1,704,659	¥ 139,782,000	¥ 130,328,000	¥ 123,808,000	$ 4,839,951	¥ 396,876,000	¥ 445,433,000	¥ 484,838,000
Consolidated Property, plant and equipment	$ 3,274,719	¥ 268,527,000	¥ 264,818,000	¥ 263,081,000	$ 2,434,915	¥ 199,663,000	¥ 201,841,000	¥ 199,936,000	$ 335,695	¥ 27,527,000	¥ 24,823,000	¥ 24,560,000	$ 262,524	¥ 21,527,000	¥ 19,401,000	¥ 16,628,000	$ 241,585	¥ 19,810,000	¥ 18,753,000	¥ 21,957,000	$ 283,049	¥ 23,210,000	¥ 20,086,000	¥ 20,998,000

Supplementary Information to the Statement of Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Component of Operating Other Cost and Expense [Line Items]
Research and development costs	$ 1,451,549	¥ 119,027,000	¥ 110,553,000	¥ 109,346,000
Advertising costs	132,622	10,875,000	10,858,000	9,130,000
Shipping and handling costs	$ 278,415	¥ 22,830,000	¥ 19,935,000	¥ 17,212,000

Effect of the Great East Japan Earthquake and Floods in Thailand - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Cost and expense, Total	¥ (4,978)
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	1,057
Imaging And Solutions
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	1,005
Industrial Products
Derivative Instruments, Gain (Loss) [Line Items]
Recognized unallocated overhead costs	¥ 52

Effect on Costs and Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Bad debt expense for trade receivables and finance receivables	¥ 3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,172
Other	372
Total	4,978
Cost of Sales
Component of Operating Other Cost and Expense [Line Items]
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005
Other	12
Total	1,017
Selling General And Administrative Expenses
Component of Operating Other Cost and Expense [Line Items]
Bad debt expense for trade receivables and finance receivables	3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	167
Other	360
Total	¥ 3,961

Effect of the Great East Japan Earthquake (Costs and Expenses by Operating Segments and Corporate) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	¥ 4,978
Imaging And Solutions
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	4,516
Industrial Products
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	80
Other
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	139
Corporate Assets
Segment Reporting Information [Line Items]
Costs and expenses by operating segments and corporate	¥ 243

Schedule II. - Valuation and Qualifying Accounts and Reserves (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	¥ 16,764	[1]	¥ 16,908	[1]	¥ 21,499	[1]
Charged to costs and expenses	1,528	[1]	3,111	[1]	1,644	[1]
Charged to other accounts		[1]		[1]		[1]
Deductions	(1,485)	[1],[2],[3]	(2,472)	[1],[2],[3]	(5,637)	[1],[2],[3]
Translation adjustment	(427)	[1]	(783)	[1]	(598)	[1]
Balance at end of period	16,380	[1]	16,764	[1]	16,908	[1]
Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	12,299	[1]	11,919	[1]	11,526	[1]
Charged to costs and expenses	(656)	[1]	3,132	[1]	5,566	[1]
Charged to other accounts		[1]		[1]		[1]
Deductions	(1,319)	[1],[2],[3]	(2,596)	[1],[2],[3]	(5,130)	[1],[2],[3]
Translation adjustment	(105)	[1]	(156)	[1]	(43)	[1]
Balance at end of period	10,219	[1]	12,299	[1]	11,919	[1]
Valuation Allowance of Deferred Tax Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	37,134	[1]	30,192	[1]	22,910	[1]
Charged to costs and expenses	11,860	[1]	11,164	[1]	11,678	[1]
Charged to other accounts		[1]		[1]		[1]
Deductions	(6,300)	[1],[2],[3]	(1,185)	[1],[2],[3]	(3,268)	[1],[2],[3]
Translation adjustment	(141)	[1]	(3,037)	[1]	(1,128)	[1]
Balance at end of period	¥ 42,553	[1]	¥ 37,134	[1]	¥ 30,192	[1]

[1]	See Note 2(g) to Consolidated Financial Statements.
[2]	Receivables - Write-offs
[3]	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances